Schedule of Investments (unaudited)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
4.75%, 03/30/30 (Call 12/30/29)	$79	$76,639
5.38%, 06/15/33 (Call 03/15/33)	142	140,498
5.40%, 10/01/48 (Call 04/01/48)	343	317,694
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	17	14,534
4.20%, 06/01/30 (Call 03/01/30)	17	16,099
		565,464
Aerospace & Defense — 1.0%
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	625	573,893
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	50	42,009
5.88%, 01/14/38	90	92,963
6.75%, 03/15/32	655	715,202
6.88%, 01/10/39	82	93,501
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	798	765,655
4.95%, 08/15/25 (Call 05/15/25)	920	908,402
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	170	174,188
Northrop Grumman Corp.
4.90%, 06/01/34 (Call 03/01/34)	730	704,537
4.95%, 03/15/53 (Call 09/15/52)	365	329,571
5.20%, 06/01/54 (Call 12/01/53)	640	599,356
5.25%, 05/01/50 (Call 11/01/49)	17	16,149
RTX Corp.
2.25%, 07/01/30 (Call 04/01/30)	862	730,119
2.65%, 11/01/26 (Call 08/01/26)	25	23,545
2.82%, 09/01/51 (Call 03/01/51)	171	104,063
3.13%, 05/04/27 (Call 02/04/27)	45	42,585
3.13%, 07/01/50 (Call 01/01/50)	344	225,822
3.75%, 11/01/46 (Call 05/01/46)	247	185,398
4.05%, 05/04/47 (Call 11/04/46)	207	162,685
4.13%, 11/16/28 (Call 08/16/28)	890	852,711
4.15%, 05/15/45 (Call 11/16/44)	230	185,587
4.35%, 04/15/47 (Call 10/15/46)	50	41,204
4.50%, 06/01/42	769	667,744
4.63%, 11/16/48 (Call 05/16/48)	497	426,813
4.70%, 12/15/41	107	94,994
4.88%, 10/15/40	149	136,078
5.40%, 05/01/35	195	193,727
5.70%, 04/15/40(a)	260	260,473
5.75%, 11/08/26 (Call 10/08/26)	20	20,198
5.75%, 01/15/29 (Call 12/15/28)	5	5,124
6.00%, 03/15/31 (Call 01/15/31)	55	57,094
6.05%, 06/01/36	225	233,127
6.10%, 03/15/34 (Call 12/15/33)	30	31,389
6.13%, 07/15/38	335	349,566
7.50%, 09/15/29	595	657,489
		10,702,961
Agriculture — 0.7%
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)(a)	295	179,734
3.25%, 03/27/30 (Call 12/27/29)	70	63,333
3.75%, 09/15/47 (Call 03/15/47)(a)	69	51,803
4.02%, 04/16/43	128	101,839
4.50%, 03/15/49 (Call 09/15/48)	135	113,605
4.54%, 03/26/42	5	4,342
5.38%, 09/15/35	134	135,222
Security	Par (000)	Value

Agriculture (continued)
5.94%, 10/01/32(a)	$222	$234,514
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,115	3,925,920
2.75%, 05/14/31 (Call 02/14/31)(a)	168	143,131
3.25%, 08/15/26 (Call 05/15/26)	1,468	1,400,765
3.75%, 09/25/27 (Call 06/25/27)	1,757	1,672,263
		8,026,471
Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	285	244,436
3.45%, 11/16/27 (Call 08/16/27)	139	130,612
5.13%, 06/15/27 (Call 04/15/27)	212	210,600
		585,648
Apparel — 0.4%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	44	39,396
3.25%, 03/27/40 (Call 09/27/39)	18	14,075
3.38%, 11/01/46 (Call 05/01/46)	76	55,770
3.38%, 03/27/50 (Call 09/27/49)	218	157,463
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	665	655,783
Ralph Lauren Corp., 2.95%, 06/15/30
(Call 03/15/30)	45	39,837
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	460	437,730
7.70%, 11/27/30 (Call 09/27/30)(a)	60	62,710
7.85%, 11/27/33 (Call 08/27/33)	305	321,312
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)(a)	1,648	1,494,880
2.95%, 04/23/30 (Call 01/23/30)(a)	928	750,123
		4,029,079
Auto Manufacturers — 1.0%
American Honda Finance Corp.
2.25%, 01/12/29	35	30,989
2.30%, 09/09/26	1,292	1,212,146
2.35%, 01/08/27	5	4,667
3.50%, 02/15/28	268	254,015
4.60%, 04/17/30(a)	85	83,048
4.90%, 03/12/27	125	124,334
4.90%, 03/13/29	125	124,032
4.90%, 01/10/34	195	188,792
5.13%, 07/07/28	35	35,100
5.25%, 07/07/26	125	125,081
5.65%, 11/15/28	10	10,224
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	1,341	1,090,138
2.60%, 09/01/50 (Call 03/01/50)	115	69,252
4.88%, 10/01/43 (Call 04/01/43)	235	217,219
4.90%, 02/20/29 (Call 01/20/29)	50	49,935
5.15%, 02/20/34 (Call 11/20/33)	125	124,759
5.45%, 02/20/54 (Call 08/20/53)	52	50,921
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	65	53,445
4.75%, 01/15/43	30	24,248
7.40%, 11/01/46(a)	480	523,366
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	30	26,266
3.63%, 06/17/31 (Call 03/17/31)	390	333,900
4.00%, 11/13/30 (Call 08/13/30)	270	239,282
5.11%, 05/03/29 (Call 02/03/29)	117	112,683
7.12%, 11/07/33 (Call 08/07/33)	505	532,527

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
7.20%, 06/10/30 (Call 04/10/30)	$5	$5,233
General Motors Co.
5.00%, 04/01/35	116	108,009
5.15%, 04/01/38 (Call 10/01/37)	147	134,763
5.20%, 04/01/45	205	180,373
5.40%, 04/01/48 (Call 10/01/47)(a)	156	138,872
5.60%, 10/15/32 (Call 07/15/32)(a)	20	19,899
5.95%, 04/01/49 (Call 10/01/48)(a)	205	197,606
6.25%, 10/02/43	261	259,916
6.60%, 04/01/36 (Call 10/01/35)	293	306,782
6.75%, 04/01/46 (Call 10/01/45)	158	165,818
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	115	93,743
2.70%, 06/10/31 (Call 03/10/31)	185	152,333
3.10%, 01/12/32 (Call 10/12/31)	210	175,830
3.60%, 06/21/30 (Call 03/21/30)	180	160,816
4.30%, 04/06/29 (Call 02/06/29)	200	189,054
5.65%, 01/17/29 (Call 10/17/28)	114	114,212
6.10%, 01/07/34 (Call 10/07/33)	335	337,267
6.40%, 01/09/33 (Call 10/09/32)(a)	240	247,945
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)(a)	310	270,185
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31	578	688,742
Toyota Motor Corp., 3.67%, 07/20/28(a)	28	26,846
Toyota Motor Credit Corp.
1.90%, 09/12/31	30	24,131
2.15%, 02/13/30	240	205,641
2.40%, 01/13/32	10	8,309
3.20%, 01/11/27	25	23,854
3.38%, 04/01/30	78	71,435
3.65%, 01/08/29	93	87,884
4.70%, 01/12/33(a)	380	368,267
5.00%, 08/14/26	50	49,830
		10,453,964
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	437	268,837
4.35%, 03/15/29 (Call 12/15/28)	132	126,592
4.40%, 10/01/46 (Call 04/01/46)	26	20,329
5.40%, 03/15/49 (Call 09/15/48)(a)	108	96,009
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	480	413,974
4.15%, 05/01/52 (Call 11/01/51)	335	251,198
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	73	58,787
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	97	87,035
3.55%, 01/15/52 (Call 07/15/51)(a)	92	63,044
3.80%, 09/15/27 (Call 06/15/27)	65	62,016
4.25%, 05/15/29 (Call 02/15/29)	175	165,784
5.25%, 05/15/49 (Call 11/15/48)	163	146,010
		1,759,615
Banks — 21.8%
Australia & New Zealand Banking Group Ltd.,
3.70%, 11/16/25	2,246	2,197,803
Australia & New Zealand Banking Group Ltd./New
York, 4.75%, 01/18/27	250	248,388
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,090	5,751,269
Security	Par (000)	Value

Banks (continued)
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(a)(b)	$465	$464,784
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(b)	305	310,526
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	724	661,385
2.75%, 12/03/30	80	66,495
2.96%, 03/25/31(a)	435	370,503
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(b)	300	249,723
3.49%, 05/28/30	180	160,366
3.80%, 02/23/28	290	272,951
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	265	254,430
4.25%, 04/11/27	545	526,770
4.38%, 04/12/28	438	419,064
5.18%, 11/19/25	200	197,967
5.59%, 08/08/28	200	201,177
6.35%, 03/14/34	430	433,141
6.61%, 11/07/28	234	245,207
6.92%, 08/08/33	575	604,805
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(b)	195	159,148
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(b)	220	178,325
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(b)	220	194,026
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(b)	435	353,975
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(b)	546	436,519
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(b)	235	201,428
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	350	325,247
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(b)	360	296,953
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(b)	78	66,840
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(b)	274	191,011
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(b)	742	623,323
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(b)	365	229,651
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	288	254,244
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(b)	375	316,161
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)(b)	630	411,060
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	272	245,343
3.25%, 10/21/27 (Call 10/21/26)	2,103	1,984,819
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(b)	395	298,948
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	810	758,180
3.50%, 04/19/26	70	67,795

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	$20	$19,296
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	158	149,871
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	327	312,089
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	253	243,232
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(b)	505	442,801
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(b)	106	84,119
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	412	392,293
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	78	73,507
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(b)	115	97,363
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	1,155	921,612
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(b)	697	614,074
4.25%, 10/22/26	493	480,218
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	572	548,996
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(b)	533	445,796
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	130	126,446
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(a)(b)	592	507,278
4.45%, 03/03/26	234	229,944
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(b)	865	812,493
4.88%, 04/01/44	318	295,211
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(b)	10	9,878
5.00%, 01/21/44	616	584,559
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(b)	1,162	1,131,625
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	250	248,226
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	615	611,630
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(b)	660	649,708
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)(b)	525	521,846
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(b)	490	501,480
5.88%, 02/07/42	681	714,487
6.11%, 01/29/37(a)	672	699,619
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	285	293,026
6.22%, 09/15/26	195	198,114
7.75%, 05/14/38	458	545,998
Series L, 4.18%, 11/25/27 (Call 11/25/26)	579	558,315
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(b)	265	222,684
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(1-day SOFR + 1.650%)(b)	385	276,660
Security	Par (000)	Value

Banks (continued)
Bank of America NA, 6.00%, 10/15/36	$259	$269,569
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(b)	160	129,601
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(b)	976	911,961
5.20%, 02/01/28 (Call 01/01/28)	260	260,410
5.27%, 12/11/26	60	59,907
5.30%, 06/05/26	30	29,947
5.51%, 06/04/31 (Call 04/04/31)	125	125,537
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	2,661	2,512,154
2.80%, 05/04/26 (Call 02/04/26)	1,875	1,794,063
3.25%, 05/16/27 (Call 02/16/27)	503	479,647
3.30%, 08/23/29 (Call 05/23/29)	281	255,848
3.40%, 01/29/28 (Call 10/29/27)	986	932,129
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(b)	960	916,112
3.85%, 04/28/28	1,168	1,122,897
3.95%, 11/18/25 (Call 10/18/25)	915	900,221
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	1,925	1,787,250
1.30%, 06/11/25	5,753	5,510,989
1.30%, 09/15/26 (Call 06/15/26)	180	164,333
1.35%, 06/24/26	458	422,551
1.95%, 02/02/27	328	301,456
2.15%, 08/01/31	278	226,263
2.45%, 02/02/32	120	98,289
2.70%, 08/03/26(a)	659	623,181
2.95%, 03/11/27	630	593,258
4.50%, 12/16/25	1,860	1,826,811
4.75%, 02/02/26	1,965	1,944,214
5.25%, 06/12/28	315	315,528
5.35%, 12/07/26	315	314,789
5.40%, 06/04/27	125	125,263
5.45%, 08/01/29	125	125,480
5.65%, 02/01/34	70	70,811
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(b)	55	43,002
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	70	63,098
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(b)	358	296,466
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(b)	725	598,504
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(b)	423	363,589
4.34%, 01/10/28 (Call 01/10/27)	255	245,180
4.38%, 01/12/26	380	372,355
4.84%, 05/09/28 (Call 05/07/27)	896	864,916
4.95%, 01/10/47	202	182,365
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	432	422,368
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(b)	843	809,896
5.20%, 05/12/26	195	192,444
5.25%, 08/17/45	375	358,366
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	1,060	1,053,467
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	400	399,048

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.67%, 03/12/28 (Call 03/12/27),
(1-day SOFR +1.490%)(b)	$200	$200,155
5.69%, 03/12/30 (Call 03/12/29),
(1-day SOFR +1.740%)(b)	259	258,857
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(b)	200	204,738
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(b)	75	79,499
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(b)	510	540,177
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	510	537,000
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(b)	115	126,448
BPCE SA, 3.38%, 12/02/26	2,395	2,292,930
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)	160	141,176
5.00%, 04/28/28 (Call 03/28/28)	210	207,875
5.26%, 04/08/29 (Call 03/08/29)(a)	180	179,396
5.62%, 07/17/26(a)	20	20,105
5.93%, 10/02/26	100	101,337
5.99%, 10/03/28 (Call 09/03/28)(a)	165	169,225
6.09%, 10/03/33 (Call 07/03/33)	560	578,166
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	154	128,047
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(b)	316	269,448
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(b)	50	43,314
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	278	246,389
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	450	380,456
3.20%, 10/21/26 (Call 07/21/26)	86	81,773
3.40%, 05/01/26(a)	87	83,850
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	324	305,460
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	373	354,387
3.70%, 01/12/26	20	19,467
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	823	731,451
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(b)	166	138,878
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	411	395,874
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	242	227,548
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)	263	251,298
4.13%, 07/25/28	282	269,482
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(b)	458	382,153
4.30%, 11/20/26	21	20,474
4.40%, 06/10/25	111	109,582
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	736	699,001
4.45%, 09/29/27	726	705,838
4.60%, 03/09/26	145	142,599
4.65%, 07/30/45	401	354,605
Security	Par (000)	Value

Banks (continued)
4.65%, 07/23/48 (Call 06/23/48)	$600	$527,763
4.75%, 05/18/46	235	205,789
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	264	253,092
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(b)	130	128,740
5.30%, 05/06/44	175	165,893
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(b)	280	270,840
5.50%, 09/13/25	212	211,819
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(b)	135	134,961
5.83%, 02/13/35 (Call 02/13/34),
(1-day SOFR + 2.056%)(b)	310	305,937
5.88%, 02/22/33	177	181,302
5.88%, 01/30/42	390	404,424
6.00%, 10/31/33	314	323,518
6.13%, 08/25/36	260	267,062
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(b)	533	541,064
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(b)	352	369,331
6.63%, 01/15/28(a)	669	701,188
6.63%, 06/15/32	374	398,210
6.68%, 09/13/43	141	154,283
8.13%, 07/15/39	643	804,473
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	175	168,858
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	82	69,120
2.85%, 07/27/26 (Call 04/27/26)	67	63,106
3.25%, 04/30/30 (Call 01/30/30)	159	138,841
6.65%, 04/25/35 (Call 04/25/34),
(1-day SOFR +2.325%)(b)	10	10,255
Comerica Bank, 4.00%, 07/27/25(a)	985	957,563
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	371	339,988
Cooperatieve Rabobank UA
3.75%, 07/21/26	190	182,609
4.38%, 08/04/25	115	113,007
5.25%, 05/24/41	190	189,461
5.75%, 12/01/43	217	216,368
Credit Suisse AG/New York
1.25%, 08/07/26	75	68,479
5.00%, 07/09/27	585	578,026
7.50%, 02/15/28(a)	805	859,556
Deutsche Bank AG, 4.10%, 01/13/26(a)	569	556,629
Deutsche Bank AG/New York
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	490	464,207
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	705	647,668
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	680	626,787
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(b)	447	374,622
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(b)	747	657,388
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(b)	200	168,638
4.10%, 01/13/26	417	406,821

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(b)	$30	$28,053
5.41%, 05/10/29	150	149,673
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(b)	225	230,799
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(b)	150	153,728
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	270	229,778
3.45%, 07/27/26 (Call 04/27/26)	450	429,561
4.25%, 03/13/26	5	4,864
4.65%, 09/13/28 (Call 06/13/28)	510	487,892
Fifth Third Bancorp
4.34%, 04/25/33 (Call 04/25/32),
(1-day SOFR + 1.660%)(b)	10	9,099
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(b)	45	43,235
8.25%, 03/01/38	283	331,682
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	250	237,240
Goldman Sachs Capital I, 6.35%, 02/15/34	426	438,819
Goldman Sachs Group Inc. (The)
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	230	211,483
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	394	317,620
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	814	664,235
2.60%, 02/07/30 (Call 11/07/29)	128	111,482
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	584	487,514
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	275	255,509
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	339	280,596
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(b)	195	137,791
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	579	491,780
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(b)	175	129,468
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(b)	125	94,586
3.50%, 11/16/26 (Call 11/16/25)	765	731,650
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	154	146,594
3.75%, 02/25/26 (Call 11/25/25)	409	398,254
3.80%, 03/15/30 (Call 12/15/29)	119	110,508
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	324	305,996
3.85%, 01/26/27 (Call 01/26/26)	887	856,188
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(b)	386	327,565
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	827	792,626
4.25%, 10/21/25	396	389,006
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(b)	255	225,818
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	125	121,810
4.75%, 10/21/45 (Call 04/21/45)	741	669,961
4.80%, 07/08/44 (Call 01/08/44)	672	611,255
Security	Par (000)	Value

Banks (continued)
5.15%, 05/22/45	$158	$149,436
5.95%, 01/15/27	423	429,685
6.13%, 02/15/33	941	993,455
6.25%, 02/01/41	813	870,993
6.45%, 05/01/36	265	281,799
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(b)	250	260,218
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)(b)	120	128,662
6.75%, 10/01/37	1,028	1,112,991
HSBC Bank USA NA, 7.00%, 01/15/39	280	316,071
HSBC Bank USA NA/New York
5.63%, 08/15/35	250	245,449
5.88%, 11/01/34	270	279,934
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	211	184,699
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(b)	170	140,999
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	1,152	965,437
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(b)	205	176,149
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(b)	290	241,453
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)(b)	995	926,293
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	228	219,197
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(b)	605	593,866
4.38%, 11/23/26	201	195,606
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	1,011	975,559
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	150	146,837
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(b)	226	208,815
4.95%, 03/31/30	881	863,240
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	265	261,653
5.72%, 03/04/35 (Call 03/04/34),
(1-day SOFR + 1.780%)(b)	200	200,990
6.10%, 01/14/42(a)	474	506,461
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(b)	200	208,453
6.50%, 05/02/36	600	628,042
6.50%, 09/15/37	595	621,496
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(a)(b)	563	581,416
6.80%, 06/01/38	100	108,609
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	130	137,280
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(b)	215	233,363
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(b)	402	455,137
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30 (Call 11/04/29)	784	664,815
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(b)	410	386,495

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(b)	$465	$452,822
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	675	629,821
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(b)	738	621,693
3.95%, 03/29/27	966	931,393
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	200	192,632
4.05%, 04/09/29	262	248,714
4.55%, 10/02/28	390	379,275
5.55%, 03/19/35 (Call 03/19/34),
(1-day SOFR + 1.770%)(b)	200	197,967
JPMorgan Chase & Co.
1.05%, 06/23/27 (Call 12/23/25)	20	17,721
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	190	153,678
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(b)	315	270,511
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(b)	215	147,060
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	145	119,831
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	409	343,483
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	586	515,339
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(b)	210	182,420
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	673	570,155
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(b)	162	121,588
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)(b)	689	468,086
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(b)	219	163,086
3.20%, 06/15/26 (Call 03/15/26)(a)	45	43,290
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	929	654,458
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(b)	105	98,803
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	282	268,416
3.63%, 12/01/27 (Call 12/01/26)	440	419,364
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	706	656,189
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	130	124,874
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(b)	298	254,892
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(b)	349	276,632
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(b)	655	523,343
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	224	213,602
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	285	231,128
4.13%, 12/15/26	1,082	1,052,355
Security	Par (000)	Value

Banks (continued)
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	$524	$502,094
4.25%, 10/01/27	853	831,154
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(b)	451	380,189
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(b)	662	640,268
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(b)	112	107,526
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	855	808,787
4.85%, 02/01/44	335	313,127
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	1,340	1,298,035
4.95%, 06/01/45	254	237,302
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	200	199,694
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(b)	655	647,826
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(b)	475	471,667
5.40%, 01/06/42	436	436,050
5.50%, 10/15/40	411	415,080
5.60%, 07/15/41	418	427,547
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(b)	505	510,432
5.77%, 04/22/35 (Call 04/22/34),
(1-day SOFR +1.490%)(b)	400	408,683
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(b)	30	30,492
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(b)	120	123,416
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(b)	160	168,846
6.40%, 05/15/38	848	939,116
7.63%, 10/15/26(a)	64	67,444
8.00%, 04/29/27	406	436,785
8.75%, 09/01/30	99	115,449
KeyBank NA/Cleveland OH
3.40%, 05/20/26	250	236,587
3.90%, 04/13/29 (Call 03/13/29)	5	4,478
6.95%, 02/01/28	41	41,891
KeyCorp
2.25%, 04/06/27(a)	75	67,866
2.55%, 10/01/29	618	521,449
4.10%, 04/30/28	20	18,792
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	1,437	1,330,788
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	455	426,410
3.75%, 01/11/27	200	192,106
4.34%, 01/09/48	210	164,563
4.38%, 03/22/28	306	295,424
4.55%, 08/16/28	240	232,108
4.58%, 12/10/25	211	207,172
4.65%, 03/24/26	200	196,090
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(b)	215	205,577
5.30%, 12/01/45(a)	207	190,037

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.68%, 01/05/35 (Call 01/05/34),
(1-year CMT + 1.750%)(b)	$330	$328,804
5.72%, 06/05/30 (Call 06/05/29),
(1-year CMT + 1.070%)(b)	200	201,174
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(b)	240	242,708
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(b)	200	201,061
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(b)	330	369,375
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	125	103,727
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	329	269,303
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	200	164,802
2.76%, 09/13/26	140	132,220
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	245	206,325
3.29%, 07/25/27	67	63,317
3.68%, 02/22/27	70	67,363
3.74%, 03/07/29	557	523,088
3.75%, 07/18/39	393	328,135
3.85%, 03/01/26	130	126,702
3.96%, 03/02/28	48	46,063
4.05%, 09/11/28(a)	1,045	1,005,211
4.15%, 03/07/39(a)	138	121,743
4.29%, 07/26/38(a)	128	115,032
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(b)	10	9,315
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	237	233,060
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(b)	40	40,160
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(b)	200	201,105
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(b)	240	241,296
Mizuho Financial Group Inc.
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(b)	200	161,169
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(b)	220	182,086
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(b)	60	48,476
2.56%, 09/13/31	30	24,380
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(b)	45	38,278
2.84%, 09/13/26	115	108,703
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(b)	5	4,400
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(b)	82	73,543
3.17%, 09/11/27	30	28,085
3.66%, 02/28/27	130	124,516
4.02%, 03/05/28	365	349,764
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	233	222,520
5.38%, 05/26/30 (Call 05/26/29),
(1-year CMT + 1.120%)(b)	200	199,194
Security	Par (000)	Value

Banks (continued)
5.58%, 05/26/35 (Call 05/26/34),
(1-year CMT + 1.300%)(b)	$200	$198,967
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(b)	245	247,188
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	345	347,424
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(b)	240	243,079
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(b)	370	375,091
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(b)	450	455,541
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	1,095	1,007,828
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(b)	350	324,752
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	660	525,596
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	610	486,950
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	660	535,130
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(b)	887	699,029
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	225	184,875
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	242	210,523
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)(b)	385	241,944
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	65	54,774
3.13%, 07/27/26	725	692,621
3.59%, 07/22/28 (Call 07/22/27)(b)	828	784,684
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	367	335,058
3.63%, 01/20/27	875	841,476
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	631	597,961
3.88%, 01/27/26	523	510,470
3.95%, 04/23/27(a)	695	670,583
3.97%, 07/22/38 (Call 07/22/37)(b)	362	305,443
4.00%, 07/23/25	19	18,695
4.30%, 01/27/45	599	513,684
4.35%, 09/08/26	669	653,961
4.38%, 01/22/47	745	640,583
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	1,029	990,719
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(b)	121	108,280
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(b)	15	14,374
5.00%, 11/24/25	517	512,891
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	305	302,898
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	255	253,273
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(b)	440	430,287

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(b)	$300	$286,312
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(b)	470	465,188
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	45	45,141
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(b)	190	188,675
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(b)	380	384,312
5.83%, 04/19/35 (Call 04/19/34),
(1-day SOFR +1.580%)(b)	600	612,026
5.94%, 02/07/39 (Call 02/07/34),
(5-year CMT + 1.800%)(b)	140	138,446
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(b)	431	427,924
6.25%, 08/09/26	545	555,171
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	120	123,386
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	360	380,645
6.38%, 07/24/42	844	936,384
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(b)	65	67,662
7.25%, 04/01/32	652	737,148
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	1,406	1,331,048
3.38%, 01/14/26	795	772,310
4.90%, 06/13/28	250	248,992
National Bank of Canada, 5.60%, 12/18/28	2,440	2,459,274
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(b)	220	184,654
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	150	140,078
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	414	393,797
4.80%, 04/05/26	201	198,483
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	548	533,920
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	950	930,753
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)	260	259,394
5.58%, 03/01/28 (Call 03/01/27),
(1-year CMT + 1.100%)(b)	200	199,991
5.78%, 03/01/35 (Call 03/01/34),
(1-year CMT + 1.500%)(b)	200	200,278
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(b)	225	227,264
6.48%, 06/01/34 (Call 03/01/29),
(5-year CMT + 2.200%)(b)	500	508,598
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	1,197	1,100,679
3.65%, 08/03/28 (Call 05/03/28)	519	494,709
3.95%, 10/30/25	3,216	3,154,089
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	521	485,517
3.25%, 06/01/25 (Call 05/02/25)	250	244,413
4.20%, 11/01/25 (Call 10/02/25)	165	161,574
Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	$176	$152,865
2.60%, 07/23/26 (Call 05/23/26)	61	57,748
3.15%, 05/19/27 (Call 04/19/27)	542	513,561
3.45%, 04/23/29 (Call 01/23/29)	403	372,012
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(b)	141	130,552
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(b)	410	393,662
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(b)	65	64,812
5.49%, 05/14/30 (Call 05/14/29),
(1-day SOFR + 1.198%)(b)	175	175,205
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	263	264,535
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(b)	205	204,949
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(b)	200	203,588
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	440	451,612
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(b)	55	56,321
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	410	444,049
Regions Bank/Birmingham AL, 6.45%, 06/26/37	250	255,458
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	210	180,863
7.38%, 12/10/37	133	146,146
Royal Bank of Canada
2.30%, 11/03/31	310	255,231
3.88%, 05/04/32	95	86,617
4.24%, 08/03/27	195	189,832
4.65%, 01/27/26(a)	267	263,547
4.90%, 01/12/28	612	606,255
4.95%, 02/01/29	155	153,610
5.00%, 02/01/33	525	514,619
5.00%, 05/02/33(a)	485	477,221
5.15%, 02/01/34	262	258,204
5.20%, 07/20/26	35	34,935
5.20%, 08/01/28	305	306,307
6.00%, 11/01/27	365	374,063
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	780	715,510
3.24%, 10/05/26 (Call 08/05/26)	38	35,806
4.40%, 07/13/27 (Call 04/14/27)	1,047	1,010,338
4.50%, 07/17/25 (Call 04/17/25)	1,376	1,354,411
6.12%, 05/31/27 (Call 05/31/26),
(1-day SOFR +1.232%)(a)(b)	55	55,194
6.17%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 2.500%)(b)	30	30,203
6.34%, 05/31/35 (Call 05/31/34),
(1-day SOFR + 2.138%)(b)	55	55,067
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(b)	37	37,834
Santander U.K. Group Holdings PLC
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(b)	310	285,551
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	380	349,372

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(b)	$262	$219,557
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(b)	195	183,363
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(b)	25	25,661
State Street Corp.
2.65%, 05/19/26	2,158	2,056,704
3.55%, 08/18/25	1,774	1,740,856
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(b)	498	477,825
4.99%, 03/18/27 (Call 02/18/27)	125	124,789
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(b)	30	29,497
5.27%, 08/03/26 (Call 07/03/26)	100	99,985
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(b)	30	30,998
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	70	55,769
1.90%, 09/17/28	90	78,452
2.22%, 09/17/31	350	283,586
2.47%, 01/14/29	15	13,279
2.63%, 07/14/26	10	9,458
2.72%, 09/27/29	10	8,806
2.75%, 01/15/30	745	650,226
3.01%, 10/19/26	8	7,577
3.04%, 07/16/29	337	302,610
3.20%, 09/17/29	344	309,876
3.35%, 10/18/27	279	262,446
3.36%, 07/12/27	205	194,032
3.45%, 01/11/27	89	85,141
3.54%, 01/17/28	551	520,369
3.78%, 03/09/26	54	52,553
3.94%, 07/19/28(a)	71	67,735
4.31%, 10/16/28(a)	198	192,418
5.77%, 01/13/33(a)	400	410,273
5.78%, 07/13/33	200	205,275
5.80%, 07/13/28	200	203,758
5.81%, 09/14/33	320	330,419
5.85%, 07/13/30	200	204,656
5.88%, 07/13/26	200	201,917
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	470	465,556
5.63%, 08/23/27 (Call 07/23/27)	1,095	1,079,930
Toronto-Dominion Bank (The)
2.00%, 09/10/31	591	476,686
2.45%, 01/12/32	60	49,175
3.20%, 03/10/32	380	327,480
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	1,477	1,409,203
4.46%, 06/08/32	255	239,769
4.98%, 04/05/27(a)	225	223,283
4.99%, 04/05/29	255	251,610
5.16%, 01/10/28	356	354,984
5.26%, 12/11/26	100	99,898
5.52%, 07/17/28	260	262,236
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	10	8,262
3.63%, 09/16/25 (Call 08/16/25)	254	247,225
3.80%, 10/30/26 (Call 09/30/26)	25	24,010
Security	Par (000)	Value

Banks (continued)
Truist Financial Corp.
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	$55	$47,827
1.95%, 06/05/30 (Call 03/05/30)	335	274,811
3.88%, 03/19/29 (Call 02/16/29)(a)	145	134,663
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(b)	520	479,600
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)(b)	100	95,189
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(b)	110	109,346
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(b)	385	386,416
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(b)	60	60,436
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(b)	10	10,206
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(b)	55	58,253
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	60	48,001
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(b)	40	31,265
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	560	458,865
3.00%, 07/30/29 (Call 04/30/29)	102	90,552
3.90%, 04/26/28 (Call 03/24/28)	91	86,963
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.6600%)(b)	530	515,759
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	110	107,157
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(b)	30	28,242
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(b)	565	527,633
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	135	135,996
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	270	273,021
UBS AG/London, 5.65%, 09/11/28	970	986,746
UBS Group AG, 4.55%, 04/17/26	560	550,445
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	462	424,404
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(b)	205	176,343
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(b)	290	212,924
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(b)	255	219,848
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	460	437,328
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	60	57,013
3.90%, 05/01/45	127	101,671
4.30%, 07/22/27	670	650,854
4.40%, 06/14/46	185	150,846
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	1,041	888,302
4.65%, 11/04/44	317	272,040
4.75%, 12/07/46	282	242,757

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	$660	$648,205
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	880	842,069
4.90%, 11/17/45	477	420,534
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(b)	1,280	1,166,723
5.38%, 11/02/43	142	134,544
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	90	88,558
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(b)	126	124,918
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(b)	240	238,833
5.61%, 01/15/44	537	521,387
5.95%, 12/01/86 (Call 12/15/36)	785	788,635
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(b)	310	329,830
Series B, 7.95%, 11/15/29	20	22,125
Westpac Banking Corp.
2.65%, 01/16/30	136	120,396
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(b)	386	316,706
2.70%, 08/19/26(a)	856	812,375
2.85%, 05/13/26	1,337	1,279,441
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(b)	600	490,922
3.35%, 03/08/27	1,203	1,150,404
3.40%, 01/25/28	365	345,453
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(b)	288	264,769
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	145	139,814
Wintrust Financial Corp., 4.85%, 06/06/29	104	95,008
		235,484,939
Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	30	29,296
4.70%, 02/01/36 (Call 08/01/35)	1,132	1,069,256
4.90%, 02/01/46 (Call 08/01/45)	1,753	1,611,447
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	226	200,369
4.70%, 02/01/36 (Call 08/01/35)	510	479,432
4.90%, 02/01/46 (Call 08/01/45)	280	254,230
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	537	496,039
4.00%, 04/13/28 (Call 01/13/28)	481	466,864
4.35%, 06/01/40 (Call 12/01/39)	57	50,049
4.38%, 04/15/38 (Call 10/15/37)	206	185,940
4.44%, 10/06/48 (Call 04/06/48)	453	385,708
4.50%, 06/01/50 (Call 12/01/49)(a)	35	30,890
4.60%, 04/15/48 (Call 10/15/47)	502	441,357
4.60%, 06/01/60 (Call 12/01/59)(a)	60	51,785
4.75%, 01/23/29 (Call 10/23/28)	776	770,247
4.75%, 04/15/58 (Call 10/15/57)(a)	310	272,389
4.90%, 01/23/31 (Call 10/23/30)(a)	294	293,403
4.95%, 01/15/42	499	467,084
5.00%, 06/15/34 (Call 03/15/34)	180	176,897
5.45%, 01/23/39 (Call 07/23/38)	329	329,801
5.55%, 01/23/49 (Call 07/23/48)	744	744,730
Security	Par (000)	Value

Beverages (continued)
5.80%, 01/23/59 (Call 07/23/58)	$359	$372,082
5.88%, 06/15/35	290	302,659
8.00%, 11/15/39	134	167,521
8.20%, 01/15/39	274	346,835
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	19	16,569
4.50%, 07/15/45 (Call 01/15/45)	64	56,286
Coca-Cola Co. (The)
1.38%, 03/15/31	985	785,800
1.65%, 06/01/30	452	375,073
2.00%, 03/05/31	525	437,256
2.13%, 09/06/29	235	205,978
2.25%, 01/05/32(a)	1,585	1,322,940
2.50%, 06/01/40	83	58,269
2.50%, 03/15/51(a)	236	142,336
2.60%, 06/01/50(a)	315	195,109
2.75%, 06/01/60	255	153,168
2.90%, 05/25/27	490	464,262
3.00%, 03/05/51(a)	423	284,722
3.45%, 03/25/30	363	336,687
4.20%, 03/25/50	322	274,020
5.00%, 05/13/34 (Call 02/13/34)	225	224,403
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	90	69,029
2.75%, 01/22/30 (Call 10/22/29)	30	26,420
5.25%, 11/26/43	205	199,704
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	55	48,064
3.15%, 08/01/29 (Call 05/01/29)	80	72,267
3.50%, 05/09/27 (Call 02/09/27)	63	59,940
3.60%, 02/15/28 (Call 11/15/27)	50	47,179
3.70%, 12/06/26 (Call 09/06/26)(a)	25	24,049
3.75%, 05/01/50 (Call 11/01/49)	142	104,335
4.10%, 02/15/48 (Call 08/15/47)	105	82,382
4.50%, 05/09/47 (Call 11/09/46)	157	130,732
4.65%, 11/15/28 (Call 08/15/28)	15	14,668
5.25%, 11/15/48 (Call 05/15/48)	55	51,113
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,281	1,216,385
2.00%, 04/29/30 (Call 01/29/30)(a)	1,832	1,546,956
2.13%, 04/29/32 (Call 01/29/32)	1,075	866,029
2.38%, 10/24/29 (Call 07/24/29)	1,740	1,526,850
3.88%, 05/18/28 (Call 02/18/28)	2,025	1,942,897
5.20%, 10/24/25	440	439,194
5.38%, 10/05/26 (Call 09/05/26)	200	201,104
5.63%, 10/05/33 (Call 07/05/33)	200	206,508
Diageo Investment Corp.
4.25%, 05/11/42	95	82,729
7.45%, 04/15/35	639	742,715
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	160	112,715
4.38%, 05/10/43	10	8,457
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	125	112,181
3.35%, 03/15/51 (Call 09/15/50)	125	84,935
3.40%, 11/15/25 (Call 08/15/25)	153	148,670
3.43%, 06/15/27 (Call 03/15/27)	92	87,370
3.80%, 05/01/50 (Call 11/01/49)	194	144,746
4.05%, 04/15/32 (Call 01/15/32)	213	196,549
4.42%, 12/15/46 (Call 06/15/46)	201	168,351
4.50%, 11/15/45 (Call 05/15/45)	166	141,105

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.50%, 04/15/52 (Call 10/15/51)	$320	$266,775
4.60%, 05/25/28 (Call 02/25/28)	390	381,683
5.09%, 05/25/48 (Call 11/25/47)(a)	75	68,798
5.10%, 03/15/27 (Call 02/15/27)	100	99,720
5.30%, 03/15/34 (Call 12/15/33)	85	84,306
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	100	99,199
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	934	889,893
4.20%, 07/15/46 (Call 01/15/46)	572	458,503
5.00%, 05/01/42	380	347,076
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	244	203,052
2.38%, 10/06/26 (Call 07/06/26)	915	862,413
2.63%, 03/19/27 (Call 01/19/27)	59	55,451
2.63%, 07/29/29 (Call 04/29/29)	1,198	1,079,212
2.75%, 03/19/30 (Call 12/19/29)	200	177,809
2.85%, 02/24/26 (Call 11/24/25)	1,141	1,100,135
2.88%, 10/15/49 (Call 04/15/49)	194	128,515
3.00%, 10/15/27 (Call 07/15/27)	1,518	1,429,000
3.38%, 07/29/49 (Call 01/29/49)	198	143,393
3.50%, 03/19/40 (Call 09/19/39)	40	32,269
3.63%, 03/19/50 (Call 09/19/49)	249	188,986
3.88%, 03/19/60 (Call 09/19/59)	50	38,877
4.00%, 03/05/42	205	174,919
4.00%, 05/02/47 (Call 11/02/46)	145	117,892
4.45%, 04/14/46 (Call 10/14/45)	302	266,571
4.88%, 11/01/40	120	115,525
5.50%, 01/15/40	104	106,074
7.00%, 03/01/29	14	15,284
		35,166,846
Biotechnology — 1.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)(a)	612	565,789
2.30%, 02/25/31 (Call 11/25/30)	44	36,790
2.45%, 02/21/30 (Call 11/21/29)	950	822,708
2.60%, 08/19/26 (Call 05/19/26)	229	216,580
2.77%, 09/01/53 (Call 03/01/53)	290	172,982
3.00%, 01/15/52 (Call 07/15/51)(a)	300	195,163
3.15%, 02/21/40 (Call 08/21/39)	30	22,408
3.20%, 11/02/27 (Call 08/02/27)	662	621,708
3.38%, 02/21/50 (Call 08/21/49)	270	189,724
4.20%, 03/01/33 (Call 12/01/32)	315	290,346
4.20%, 02/22/52 (Call 08/22/51)	175	138,730
4.40%, 05/01/45 (Call 11/01/44)(a)	576	485,453
4.40%, 02/22/62 (Call 08/22/61)	260	205,990
4.56%, 06/15/48 (Call 12/15/47)	377	318,810
4.66%, 06/15/51 (Call 12/15/50)	870	744,009
4.88%, 03/01/53 (Call 09/01/52)	75	66,013
4.95%, 10/01/41	187	172,876
5.15%, 03/02/28 (Call 02/02/28)	70	69,827
5.15%, 11/15/41 (Call 05/15/41)	275	258,183
5.25%, 03/02/33 (Call 12/02/32)	950	942,798
5.65%, 06/15/42 (Call 12/15/41)	182	180,675
5.65%, 03/02/53 (Call 09/02/52)	660	651,007
5.75%, 03/15/40	120	121,469
5.75%, 03/02/63 (Call 09/02/62)	520	511,237
6.38%, 06/01/37	160	170,321
6.40%, 02/01/39	120	128,389
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	239	235,370
5.25%, 06/23/45 (Call 12/23/44)	170	160,678
Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	$150	$126,369
3.15%, 05/01/50 (Call 11/01/49)	376	243,161
3.25%, 02/15/51 (Call 08/15/50)(a)	120	79,597
4.05%, 09/15/25 (Call 06/15/25)	170	167,023
5.20%, 09/15/45 (Call 03/15/45)	575	525,684
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	365	322,876
1.65%, 10/01/30 (Call 07/01/30)	1,030	839,664
2.80%, 10/01/50 (Call 04/01/50)(a)	90	56,104
2.95%, 03/01/27 (Call 12/01/26)	1,382	1,308,206
3.65%, 03/01/26 (Call 12/01/25)	1,801	1,750,713
4.00%, 09/01/36 (Call 03/01/36)	205	179,225
4.15%, 03/01/47 (Call 09/01/46)	485	392,088
4.50%, 02/01/45 (Call 08/01/44)	371	318,889
4.60%, 09/01/35 (Call 03/01/35)	265	248,757
4.75%, 03/01/46 (Call 09/01/45)	529	469,266
4.80%, 04/01/44 (Call 10/01/43)	451	405,487
5.25%, 10/15/33 (Call 07/15/33)	670	670,219
5.65%, 12/01/41 (Call 06/01/41)	317	318,400
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	170	138,998
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	231	141,011
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	92	58,599
3.55%, 09/02/50 (Call 03/02/50)(a)	184	123,232
		17,579,601
Building Materials — 2.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	380	325,015
2.72%, 02/15/30 (Call 11/15/29)	143	125,479
3.38%, 04/05/40 (Call 10/05/39)	183	141,404
3.58%, 04/05/50 (Call 10/05/49)	481	350,020
5.80%, 11/30/25	210	211,000
5.90%, 03/15/34 (Call 12/15/33)	545	566,141
6.20%, 03/15/54 (Call 09/15/53)(a)	40	42,892
CRH America Finance Inc., 5.40%, 05/21/34 (Call 02/21/34)	2,000	1,978,613
CRH SMW Finance DAC, 5.20%, 05/21/29 (Call 04/21/29)	2,500	2,486,805
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	488	439,461
4.00%, 06/15/25 (Call 03/15/25)	2,096	2,058,391
4.00%, 03/25/32 (Call 12/25/31)	605	545,405
4.50%, 03/25/52 (Call 09/25/51)	180	142,220
5.88%, 06/01/33 (Call 03/01/33)	935	941,462
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	2,198	2,141,871
6.00%, 01/15/36	440	458,526
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	2,310	1,890,939
2.00%, 09/16/31 (Call 06/16/31)	1,061	850,272
5.50%, 04/19/29 (Call 03/19/29)(a)	150	151,480
Lafarge SA, 7.13%, 07/15/36(a)	340	371,533
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	165	156,893
1.70%, 08/01/27 (Call 06/01/27)	1,100	983,728
5.50%, 09/15/28 (Call 08/15/28)	435	436,665
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	197	132,835

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.45%, 06/01/27 (Call 03/01/27)	$71	$67,566
3.50%, 12/15/27 (Call 09/15/27)	35	33,089
4.25%, 12/15/47 (Call 06/15/47)	81	65,980
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	101	87,083
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	55	35,517
3.50%, 11/15/27 (Call 08/15/27)	203	191,291
4.50%, 05/15/47 (Call 11/15/46)	105	86,635
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(a)	5	4,565
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	118	112,904
3.95%, 08/15/29 (Call 05/15/29)	414	389,114
4.30%, 07/15/47 (Call 01/15/47)(a)	147	119,624
4.40%, 01/30/48 (Call 07/30/47)	112	90,897
5.50%, 06/15/27 (Call 05/15/27)	60	60,323
5.70%, 06/15/34 (Call 03/15/34)	125	125,818
5.95%, 06/15/54 (Call 12/15/53)(a)	55	55,475
7.00%, 12/01/36	177	196,120
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	1,935	1,873,472
3.80%, 03/21/29 (Call 12/21/28)	1,125	1,065,193
5.25%, 03/03/33 (Call 12/03/32)	945	946,709
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	1,311	1,246,100
4.30%, 02/21/48 (Call 08/21/47)	101	83,261
5.75%, 06/15/43	201	203,666
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	80	77,505
4.50%, 06/15/47 (Call 12/15/46)	107	90,011
4.70%, 03/01/48 (Call 09/01/47)	29	25,176
		25,262,144
Chemicals — 1.8%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	135	121,939
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	65	60,765
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	45	45,614
6.33%, 07/15/29 (Call 05/15/29)	179	183,814
6.35%, 11/15/28 (Call 10/15/28)	90	92,396
6.38%, 07/15/32 (Call 04/15/32)	244	250,872
6.55%, 11/15/30 (Call 09/15/30)	90	93,994
CF Industries Inc.
4.95%, 06/01/43	122	107,380
5.38%, 03/15/44	151	139,129
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	192	135,167
4.25%, 10/01/34 (Call 04/01/34)	196	179,361
4.38%, 11/15/42 (Call 05/15/42)	158	131,956
4.63%, 10/01/44 (Call 04/01/44)	103	88,246
4.80%, 11/30/28 (Call 08/30/28)(a)	42	41,526
4.80%, 05/15/49 (Call 11/15/48)	157	134,232
5.15%, 02/15/34 (Call 11/15/33)	355	348,238
5.25%, 11/15/41 (Call 05/15/41)	198	185,469
5.55%, 11/30/48 (Call 05/30/48)	218	208,494
5.60%, 02/15/54 (Call 08/15/53)(a)	100	96,507
6.30%, 03/15/33 (Call 12/15/32)(a)	245	259,362
6.90%, 05/15/53 (Call 11/15/52)	85	95,415
7.38%, 11/01/29	168	184,484
9.40%, 05/15/39	199	263,697
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	138	136,252
Security	Par (000)	Value

Chemicals (continued)
4.73%, 11/15/28 (Call 08/15/28)	$624	$619,511
5.32%, 11/15/38 (Call 05/15/38)	395	397,835
5.42%, 11/15/48 (Call 05/15/48)	384	387,085
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	180	151,237
4.80%, 09/01/42 (Call 03/01/42)	189	164,248
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	652	516,802
2.13%, 02/01/32 (Call 11/01/31)	30	24,550
2.13%, 08/15/50 (Call 02/15/50)	70	38,827
2.70%, 11/01/26 (Call 08/01/26)	4,789	4,539,785
2.70%, 12/15/51 (Call 06/15/51)	108	66,913
3.25%, 12/01/27 (Call 09/01/27)	2,012	1,899,543
4.80%, 03/24/30 (Call 12/24/29)	1,075	1,065,239
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	53	47,623
4.50%, 10/01/49 (Call 04/01/49)	76	58,604
5.65%, 05/18/33 (Call 02/18/33)(a)	55	54,083
6.38%, 05/18/53 (Call 11/18/52)	15	14,964
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	225	172,815
4.45%, 09/26/28 (Call 06/26/28)	206	197,688
5.00%, 09/26/48 (Call 03/26/48)	48	40,788
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	200	174,274
5.25%, 07/15/43(a)	236	215,912
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	30	28,670
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)(a)	154	106,776
3.80%, 10/01/60 (Call 04/01/60)(a)	346	234,631
4.20%, 10/15/49 (Call 04/15/49)	222	170,106
4.20%, 05/01/50 (Call 11/01/49)	220	168,774
5.50%, 03/01/34 (Call 12/01/33)	200	197,661
5.63%, 05/15/33 (Call 02/15/33)(a)	375	380,124
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	291	235,614
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	57,601
4.88%, 11/15/41 (Call 05/15/41)	45	39,382
5.45%, 11/15/33 (Call 05/15/33)	347	342,601
5.63%, 11/15/43 (Call 05/15/43)	50	47,487
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	80	60,169
4.00%, 12/15/26 (Call 09/15/26)	55	53,207
4.13%, 03/15/35 (Call 09/15/34)	517	459,595
4.20%, 04/01/29 (Call 01/01/29)	98	93,864
4.90%, 06/01/43 (Call 12/01/42)	72	63,996
5.00%, 04/01/49 (Call 10/01/48)	171	151,406
5.25%, 01/15/45 (Call 07/15/44)	142	130,911
5.63%, 12/01/40	52	50,328
5.80%, 03/27/53 (Call 09/27/52)	139	138,127
5.88%, 12/01/36	68	69,460
6.13%, 01/15/41 (Call 07/15/40)(a)	65	66,534
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	72	64,153
3.75%, 03/15/28 (Call 12/15/27)	56	53,449
Rohm & Haas Co., 7.85%, 07/15/29	5	5,502
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(a)	19	15,642
4.55%, 03/01/29 (Call 12/01/28)	41	39,479

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.25%, 06/01/45 (Call 12/01/44)	$62	$56,850
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	120	102,224
2.95%, 08/15/29 (Call 05/15/29)	82	73,470
3.30%, 05/15/50 (Call 11/15/49)	36	24,691
3.45%, 06/01/27 (Call 03/01/27)	40	38,093
3.80%, 08/15/49 (Call 02/15/49)	26	19,563
4.00%, 12/15/42 (Call 06/15/42)	65	52,103
4.50%, 06/01/47 (Call 12/01/46)	418	354,447
4.55%, 08/01/45 (Call 02/01/45)	147	124,642
Westlake Corp.
3.38%, 08/15/61 (Call 02/15/61)	130	78,593
5.00%, 08/15/46 (Call 02/15/46)	33	29,135
		18,911,695
Commercial Services — 1.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	3,676	2,949,311
1.70%, 05/15/28 (Call 03/15/28)	3,925	3,485,910
3.38%, 09/15/25 (Call 06/15/25)	1,296	1,269,178
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)(a)	269	244,047
5.25%, 10/01/25 (Call 07/01/25)	10	9,919
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	99	95,672
Global Payments Inc.
5.40%, 08/15/32 (Call 05/15/32)	50	49,057
5.95%, 08/15/52 (Call 02/15/52)(a)	108	104,432
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	990	908,657
2.65%, 07/15/31 (Call 04/15/31)	567	454,875
6.25%, 05/06/29 (Call 04/06/29)	50	50,696
6.50%, 05/06/34 (Call 02/06/34)	50	50,797
Moody's Corp.
3.10%, 11/29/61 (Call 05/29/61)	140	85,624
3.25%, 05/20/50 (Call 11/20/49)	74	50,422
4.25%, 02/01/29 (Call 11/01/28)	25	24,197
4.25%, 08/08/32 (Call 05/08/32)	90	84,251
4.88%, 12/17/48 (Call 06/17/48)	203	182,628
5.25%, 07/15/44	5	4,771
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	92	78,764
2.85%, 10/01/29 (Call 07/01/29)	75	67,307
3.25%, 06/01/50 (Call 12/01/49)(a)	245	166,551
5.05%, 06/01/52 (Call 12/01/51)(a)	75	68,826
5.25%, 06/01/62 (Call 12/01/61)	195	178,329
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	460	371,680
2.90%, 10/01/30 (Call 07/01/30)	589	513,784
3.05%, 10/01/41 (Call 04/01/41)	127	89,194
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	2,156	1,917,498
4.00%, 03/18/29 (Call 12/18/28)	1,707	1,628,991
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	365	187,798
2.50%, 12/01/29 (Call 09/01/29)(a)	70	61,408
3.25%, 12/01/49 (Call 06/01/49)	265	186,184
3.90%, 03/01/62 (Call 09/01/61)	55	40,900
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	650	525,808
		16,187,466
Security	Par (000)	Value

Computers — 1.8%
Apple Inc.
2.40%, 08/20/50 (Call 02/20/50)(a)	$372	$224,342
2.55%, 08/20/60 (Call 02/20/60)(a)	1,225	732,687
2.65%, 05/11/50 (Call 11/11/49)	286	180,843
2.65%, 02/08/51 (Call 08/08/50)	450	282,826
2.70%, 08/05/51 (Call 02/05/51)	337	212,764
2.80%, 02/08/61 (Call 08/08/60)	209	127,050
2.85%, 08/05/61 (Call 02/05/61)	302	184,513
2.95%, 09/11/49 (Call 03/11/49)	206	139,343
3.35%, 08/08/32 (Call 05/08/32)(a)	215	193,705
3.45%, 02/09/45	193	149,931
3.75%, 09/12/47 (Call 03/12/47)	160	127,002
3.75%, 11/13/47 (Call 05/13/47)	118	93,745
3.85%, 05/04/43	211	176,648
3.85%, 08/04/46 (Call 02/04/46)	538	437,213
3.95%, 08/08/52 (Call 02/08/52)	493	397,173
4.10%, 08/08/62 (Call 02/08/62)	315	252,736
4.25%, 02/09/47 (Call 08/09/46)	257	225,716
4.38%, 05/13/45	243	215,847
4.50%, 02/23/36 (Call 08/23/35)	105	102,111
4.65%, 02/23/46 (Call 08/23/45)	1,000	922,148
Dell Inc., 6.50%, 04/15/38(a)	195	206,340
Dell International LLC/EMC Corp.
5.40%, 04/15/34 (Call 01/15/34)	75	73,924
8.10%, 07/15/36 (Call 01/15/36)	212	253,067
8.35%, 07/15/46 (Call 01/15/46)	179	229,107
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	65	55,620
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	855	800,440
4.90%, 10/15/25 (Call 07/15/25)	2,213	2,197,355
5.25%, 07/01/28 (Call 06/01/28)(a)	580	583,945
6.10%, 04/01/26 (Call 06/11/24)	145	145,007
6.20%, 10/15/35 (Call 04/15/35)	451	476,132
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	320	295,632
5.50%, 01/15/33 (Call 10/15/32)(a)	380	380,079
6.00%, 09/15/41(a)	460	470,312
IBM International Capital Pte Ltd., 5.30%, 02/05/54 (Call 08/05/53)	200	186,588
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	175	110,987
3.30%, 05/15/26	386	372,459
3.30%, 01/27/27	849	812,824
3.45%, 02/19/26	915	888,347
3.50%, 05/15/29	1,340	1,246,869
4.00%, 06/20/42	150	121,735
4.15%, 05/15/39	225	192,261
4.25%, 05/15/49	575	464,305
4.70%, 02/19/46	100	88,593
4.75%, 02/06/33 (Call 11/06/32)(a)	270	261,221
4.90%, 07/27/52 (Call 01/27/52)	40	35,646
5.10%, 02/06/53 (Call 08/06/52)	85	78,406
5.60%, 11/30/39	121	122,583
5.88%, 11/29/32	172	179,998
6.22%, 08/01/27	425	439,385
6.50%, 01/15/28	117	123,118
7.00%, 10/30/25	548	560,376
7.13%, 12/01/96	55	67,933
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	85	71,326

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	$205	$168,004
4.38%, 05/15/30 (Call 02/15/30)	656	616,968
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	75	63,278
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	192	165,614
3.10%, 02/01/32 (Call 11/01/31)	337	273,542
		19,257,669
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	527	417,207
4.00%, 08/15/45	272	227,963
Conopco Inc., Series E, 7.25%, 12/15/26	70	73,683
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)(a)	33	28,774
2.60%, 04/15/30 (Call 01/15/30)	86	75,069
3.13%, 12/01/49 (Call 06/01/49)	193	128,548
4.15%, 03/15/47 (Call 09/15/46)	128	103,875
4.38%, 06/15/45 (Call 12/15/44)	99	84,127
6.00%, 05/15/37	54	56,768
Procter & Gamble Co. (The)
2.45%, 11/03/26	326	307,825
2.70%, 02/02/26	45	43,356
2.80%, 03/25/27	34	32,241
2.85%, 08/11/27	1,136	1,071,426
3.00%, 03/25/30	46	42,053
3.50%, 10/25/47	15	11,672
3.60%, 03/25/50	80	62,762
5.55%, 03/05/37	415	434,699
5.80%, 08/15/34	95	102,661
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	210	169,448
1.75%, 08/12/31 (Call 05/12/31)	815	658,000
2.00%, 07/28/26	152	142,718
2.13%, 09/06/29 (Call 06/06/29)	262	228,620
2.90%, 05/05/27 (Call 02/05/27)	136	128,868
3.50%, 03/22/28 (Call 12/22/27)	106	100,838
4.88%, 09/08/28 (Call 08/08/28)	70	69,955
5.00%, 12/08/33 (Call 09/08/33)	420	418,476
5.90%, 11/15/32	407	431,294
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	255	160,917
		5,813,843
Distribution & Wholesale — 0.2%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	880	888,551
6.25%, 06/15/33 (Call 03/15/33)(a)	710	729,768
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	204	158,442
4.20%, 05/15/47 (Call 11/15/46)	148	123,057
4.60%, 06/15/45 (Call 12/15/44)	376	336,251
		2,236,069
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	125	116,299
3.00%, 10/29/28 (Call 08/29/28)	505	456,199
3.30%, 01/30/32 (Call 10/30/31)	935	796,416
3.40%, 10/29/33 (Call 07/29/33)(a)	567	471,990
3.65%, 07/21/27 (Call 04/21/27)	265	250,514
Security	Par (000)	Value

Diversified Financial Services (continued)
3.85%, 10/29/41 (Call 04/29/41)	$182	$141,844
3.88%, 01/23/28 (Call 10/23/27)	242	228,145
4.45%, 10/01/25 (Call 08/01/25)	330	324,955
4.45%, 04/03/26 (Call 02/03/26)	354	346,988
4.63%, 10/15/27 (Call 08/15/27)	156	151,592
5.10%, 01/19/29 (Call 12/19/28)	150	147,836
5.30%, 01/19/34 (Call 10/19/33)	150	145,897
5.75%, 06/06/28 (Call 05/06/28)	150	151,215
6.10%, 01/15/27 (Call 12/15/26)	150	152,168
6.15%, 09/30/30 (Call 07/30/30)	150	154,361
6.50%, 07/15/25 (Call 06/15/25)	1,459	1,470,098
Affiliated Managers Group Inc., 3.50%, 08/01/25	86	83,921
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	225	187,773
3.00%, 02/01/30 (Call 11/01/29)	184	162,088
3.13%, 12/01/30 (Call 09/01/30)	55	47,836
3.25%, 10/01/29 (Call 07/01/29)(a)	247	222,102
3.63%, 04/01/27 (Call 01/01/27)	251	239,247
3.63%, 12/01/27 (Call 09/01/27)	218	205,169
3.75%, 06/01/26 (Call 04/01/26)	224	216,020
4.63%, 10/01/28 (Call 07/01/28)	253	244,727
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	824	801,937
Ally Financial Inc.
6.85%, 01/03/30 (Call 01/03/29),
(1-day SOFR + 2.282%)(a)(b)	25	25,657
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(b)	20	20,678
8.00%, 11/01/31	742	812,685
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	982	942,146
4.05%, 12/03/42	250	210,087
4.20%, 11/06/25 (Call 10/06/25)	1,512	1,488,901
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(b)	187	175,836
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(b)	135	129,759
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(b)	180	175,949
5.10%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.000%)(b)	75	74,545
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(b)	290	289,771
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(b)	85	84,897
5.53%, 04/25/30 (Call 04/25/29),
(1-day SOFR +1.090%)(b)	150	151,372
5.63%, 07/28/34 (Call 04/27/33),
(1-day SOFR + 1.930%)(b)	60	59,705
5.65%, 04/23/27 (Call 04/23/26),
(1-day SOFR +0.750%)(b)	150	150,552
5.92%, 04/25/35 (Call 01/25/34),
(1-day SOFR +1.630%)(b)	50	50,573
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(b)	30	30,323
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(b)	125	133,088
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	595	569,267
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	23	21,820

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	$220	$225,304
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	205	164,117
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	218	151,638
3.63%, 02/15/52 (Call 08/15/51)	130	90,538
3.90%, 01/25/28 (Call 10/25/27)	256	244,668
4.25%, 06/02/26 (Call 03/02/26)	242	236,849
4.35%, 04/15/30 (Call 01/15/30)	24	22,736
4.70%, 09/20/47 (Call 03/20/47)(a)	223	189,928
4.85%, 03/29/29 (Call 12/29/28)	112	110,110
Brookfield Finance LLC/Brookfield Finance Inc.,
3.45%, 04/15/50 (Call 10/15/49)	211	144,214
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(b)	305	237,651
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(b)	175	141,378
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(b)	117	105,128
3.80%, 01/31/28 (Call 12/31/27)	370	350,630
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	90	88,536
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(b)	120	118,925
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(b)	155	151,375
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(b)	415	399,316
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(b)	115	113,439
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(b)	145	147,946
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(b)	295	302,203
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(b)	40	43,740
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	137	132,243
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	215	171,348
2.00%, 03/20/28 (Call 01/20/28)	85	75,950
2.30%, 05/13/31 (Call 02/13/31)	135	112,617
2.90%, 03/03/32 (Call 12/03/31)	420	356,810
3.20%, 01/25/28 (Call 10/25/27)	54	50,542
3.25%, 05/22/29 (Call 02/22/29)	5	4,581
4.00%, 02/01/29 (Call 11/01/28)	85	81,441
4.63%, 03/22/30 (Call 12/22/29)(a)	60	59,038
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(b)	25	25,389
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(b)	225	232,790
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	265	207,493
4.10%, 06/15/51 (Call 12/15/50)	94	59,898
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	17,063
3.75%, 06/15/28 (Call 03/15/28)	99	95,464
4.15%, 06/15/48 (Call 12/15/47)	38	31,955
5.30%, 09/15/43 (Call 03/15/43)	45	45,061
Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Suisse USA LLC, 7.13%, 07/15/32	$225	$247,988
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	684	656,888
6.70%, 11/29/32 (Call 08/29/32)	250	261,368
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(b)	225	253,026
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	180	172,013
Franklin Resources Inc., 2.95%, 08/12/51
(Call 02/12/51)	30	18,717
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	135	104,190
2.65%, 09/15/40 (Call 03/15/40)	107	74,672
3.00%, 06/15/50 (Call 12/15/49)	337	219,685
3.00%, 09/15/60 (Call 03/15/60)	426	256,652
3.10%, 09/15/27 (Call 06/15/27)	20	18,800
3.75%, 09/21/28 (Call 06/21/28)(a)	35	33,240
4.25%, 09/21/48 (Call 03/21/48)	265	218,603
4.60%, 03/15/33 (Call 12/15/32)	160	152,232
4.95%, 06/15/52 (Call 12/15/51)	260	238,113
5.20%, 06/15/62 (Call 12/15/61)	300	281,111
Invesco Finance PLC
3.75%, 01/15/26	135	131,283
5.38%, 11/30/43	186	175,706
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,512	1,495,316
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	35	28,219
4.15%, 01/23/30	27	24,903
6.25%, 01/15/36	93	94,279
6.50%, 01/20/43	75	77,905
Legg Mason Inc.
4.75%, 03/15/26	420	416,212
5.63%, 01/15/44	276	268,680
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	115	76,441
3.65%, 06/01/49 (Call 12/01/48)	275	210,244
3.80%, 11/21/46 (Call 05/21/46)	116	92,288
3.85%, 03/26/50 (Call 09/26/49)	271	214,016
3.95%, 02/26/48 (Call 08/26/47)	123	100,045
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	240	191,490
3.25%, 04/28/50 (Call 10/28/49)	103	68,734
3.85%, 06/30/26 (Call 03/30/26)	165	160,145
3.95%, 03/07/52 (Call 09/07/51)	241	179,690
5.35%, 06/28/28 (Call 05/28/28)	325	326,653
5.55%, 02/15/34 (Call 11/15/33)	485	484,356
5.95%, 08/15/53 (Call 02/15/53)	100	101,447
6.10%, 06/28/63 (Call 12/28/62)	70	71,800
Nomura Holdings Inc.
2.17%, 07/14/28	735	644,893
2.33%, 01/22/27	135	124,440
2.61%, 07/14/31	627	514,391
2.68%, 07/16/30	393	333,203
2.71%, 01/22/29	251	221,705
3.00%, 01/22/32	206	171,736
3.10%, 01/16/30	536	471,129
5.39%, 07/06/27	215	214,286
5.61%, 07/06/29	45	45,081
5.84%, 01/18/28	200	202,116
6.07%, 07/12/28	200	204,106

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.09%, 07/12/33	$200	$207,909
6.18%, 01/18/33	200	208,505
ORIX Corp.
3.70%, 07/18/27	56	53,335
4.00%, 04/13/32	225	206,811
5.20%, 09/13/32(a)	145	144,843
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	85	82,798
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	162	119,250
4.95%, 07/15/46	190	171,111
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	139	111,714
3.70%, 08/04/26 (Call 05/04/26)	265	251,725
3.95%, 12/01/27 (Call 09/01/27)	647	605,672
4.50%, 07/23/25 (Call 04/23/25)(a)	340	333,724
4.88%, 06/13/25 (Call 05/13/25)	20	19,771
5.15%, 03/19/29 (Call 12/19/28)	496	475,636
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	231	128,349
2.05%, 04/15/30 (Call 01/15/30)	81	69,231
3.65%, 09/15/47 (Call 03/15/47)	253	196,240
4.15%, 12/14/35 (Call 06/14/35)	533	495,619
4.30%, 12/14/45 (Call 06/14/45)	593	514,881
Voya Financial Inc.
3.65%, 06/15/26	20	19,276
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(b)	250	213,457
Western Union Co. (The), 6.20%, 11/17/36(a)	293	296,862
		35,325,955
Electric — 8.2%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	565	370,885
4.70%, 05/15/32 (Call 02/15/32)	335	315,250
5.25%, 05/15/52 (Call 11/15/51)	390	350,515
5.40%, 06/01/33 (Call 03/01/33)	560	544,944
5.45%, 05/15/29 (Call 04/15/29)	100	99,934
5.70%, 05/15/34 (Call 02/15/34)	100	99,047
Series G, 4.15%, 05/01/49 (Call 11/01/48)	65	48,905
Series H, 3.45%, 01/15/50 (Call 07/15/49)	190	126,449
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,557	4,206,479
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	608	453,591
4.35%, 06/01/48 (Call 12/01/47)	537	435,706
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	1,029	970,597
3.20%, 09/15/49 (Call 03/15/49)	474	315,419
3.50%, 08/15/46 (Call 02/15/46)	254	185,759
3.75%, 08/15/47 (Call 02/15/47)	94	70,293
4.25%, 09/15/48 (Call 03/15/48)	195	157,752
6.35%, 10/01/36	160	169,434
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	337	258,645
3.60%, 03/01/52 (Call 09/01/51)	480	346,105
3.95%, 03/01/48 (Call 09/01/47)	259	202,611
4.50%, 04/01/44 (Call 10/01/43)	192	166,847
5.30%, 04/01/53 (Call 10/01/52)	70	67,582
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	139	131,616
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	287	234,655
Series AD, 2.90%, 07/01/50 (Call 01/01/50)(a)	83	52,876
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	175	121,648
Series K2, 6.95%, 03/15/33(a)	130	144,095
Security	Par (000)	Value

Electric (continued)
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	$29	$27,281
Cleveland Electric Illuminating Co. (The), 5.95%,
12/15/36	330	329,032
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2.900%)(b)	500	412,884
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(b)	535	490,985
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,087	921,691
2.55%, 06/15/26 (Call 03/15/26)	1,957	1,857,843
3.00%, 03/01/50 (Call 09/01/49)	350	224,276
3.65%, 06/15/46 (Call 12/15/45)	229	170,706
3.70%, 08/15/28 (Call 05/15/28)	153	144,672
3.70%, 03/01/45 (Call 09/01/44)	199	152,300
3.80%, 10/01/42 (Call 04/01/42)	170	134,272
4.00%, 03/01/48 (Call 09/01/47)	262	203,735
4.00%, 03/01/49 (Call 09/01/48)	190	146,633
4.35%, 11/15/45 (Call 05/15/45)	217	180,975
4.60%, 08/15/43 (Call 02/15/43)	35	30,573
4.70%, 01/15/44 (Call 07/15/43)	113	100,451
5.30%, 06/01/34 (Call 03/01/34)	70	69,725
5.65%, 06/01/54 (Call 12/01/53)	60	59,615
5.90%, 03/15/36	253	261,819
6.45%, 01/15/38	169	181,168
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	56	52,308
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	269	202,652
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	292	193,999
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	658	522,201
4.30%, 04/15/44 (Call 10/15/43)	295	249,160
4.90%, 07/01/33 (Call 04/01/33)(a)	40	38,799
5.25%, 01/15/53 (Call 07/15/52)	5	4,768
Series A, 2.05%, 07/01/31 (Call 04/01/31)	395	320,947
Series A, 3.20%, 03/15/27 (Call 12/15/26)	1,007	958,001
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	459	379,806
Connecticut Light and Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)(a)	100	98,270
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	219	150,986
3.80%, 05/15/28 (Call 02/15/28)(a)	96	91,515
3.85%, 06/15/46 (Call 12/15/45)	185	142,327
3.95%, 03/01/43 (Call 09/01/42)	115	91,784
4.45%, 03/15/44 (Call 09/15/43)	216	184,539
4.50%, 12/01/45 (Call 06/01/45)	203	172,372
4.50%, 05/15/58 (Call 11/15/57)	114	92,791
4.63%, 12/01/54 (Call 06/01/54)	191	161,982
5.70%, 06/15/40	130	129,712
Series 05-A, 5.30%, 03/01/35	210	208,198
Series 06-A, 5.85%, 03/15/36	199	203,727
Series 06-B, 6.20%, 06/15/36	95	100,086
Series 07-A, 6.30%, 08/15/37	133	140,753
Series 08-B, 6.75%, 04/01/38	223	246,962
Series 09-C, 5.50%, 12/01/39	147	144,460
Series 12-A, 4.20%, 03/15/42	139	115,580
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	148	114,408
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	383	349,059
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	261	203,512
Series A, 4.13%, 05/15/49 (Call 11/15/48)	193	151,771
Series B, 3.13%, 11/15/27 (Call 08/15/27)	96	89,796
Series C, 3.00%, 12/01/60 (Call 06/01/60)	235	138,730

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 4.00%, 11/15/57 (Call 05/15/57)	$110	$81,999
Series C, 4.30%, 12/01/56 (Call 06/01/56)	180	142,194
Series D, 4.00%, 12/01/28 (Call 09/01/28)	256	245,961
Series E, 4.65%, 12/01/48 (Call 06/01/48)	113	96,287
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	86	82,734
5.75%, 10/01/41 (Call 04/01/41)	92	89,777
5.80%, 03/01/33 (Call 12/01/32)	550	559,353
6.25%, 10/01/39	170	175,830
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(a)	1,460	822,183
2.65%, 08/15/52 (Call 02/15/52)(a)	500	302,427
4.20%, 09/01/52 (Call 03/01/52)	225	182,756
4.63%, 05/15/33 (Call 11/15/32)	265	253,083
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	134	106,290
Edison International
4.13%, 03/15/28 (Call 12/15/27)	233	222,050
5.75%, 06/15/27 (Call 04/15/27)	244	245,512
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	115	96,179
6.00%, 05/15/35	75	74,439
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,005	964,260
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	555	335,504
4.20%, 09/01/48 (Call 03/01/48)	225	177,863
4.20%, 04/01/50 (Call 10/01/49)	288	226,426
4.95%, 01/15/45 (Call 01/15/25)	460	404,340
5.70%, 03/15/54 (Call 09/15/53)	354	348,881
Entergy Texas Inc., 5.80%, 09/01/53 (Call 03/01/53)(a)	295	293,564
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	180	148,661
3.45%, 01/15/50 (Call 07/15/49)	556	379,497
5.00%, 01/01/27	75	74,185
5.13%, 05/15/33 (Call 02/15/33)	30	28,746
5.45%, 03/01/28 (Call 02/01/28)	135	135,053
5.50%, 01/01/34 (Call 10/01/33)(a)	275	269,278
5.85%, 04/15/31 (Call 02/15/31)	200	201,845
5.95%, 02/01/29 (Call 01/01/29)	195	198,807
5.95%, 07/15/34 (Call 04/15/34)	200	201,559
Series M, 3.30%, 01/15/28 (Call 10/15/27)	423	392,318
Series O, 4.25%, 04/01/29 (Call 01/01/29)	352	334,124
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,297	1,833,689
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	356	344,331
3.95%, 06/15/25 (Call 03/15/25)	370	363,702
4.05%, 04/15/30 (Call 01/15/30)	913	856,116
4.10%, 03/15/52 (Call 09/15/51)(a)	135	103,783
4.45%, 04/15/46 (Call 10/15/45)	291	242,626
4.70%, 04/15/50 (Call 10/15/49)	413	352,036
4.95%, 06/15/35 (Call 12/15/34)	208	193,238
5.10%, 06/15/45 (Call 12/15/44)	250	227,811
5.15%, 03/15/29 (Call 02/15/29)	25	24,868
5.45%, 03/15/34 (Call 12/15/33)	130	128,892
5.60%, 03/15/53 (Call 09/15/52)	240	232,223
5.63%, 06/15/35	165	163,919
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	145	92,241
3.15%, 10/01/49 (Call 04/01/49)	169	114,656
3.70%, 12/01/47 (Call 06/01/47)	174	132,145
	Par
Security	(000)	Value

Electric (continued)
3.95%, 03/01/48 (Call 09/01/47)	$291	$229,653
3.99%, 03/01/49 (Call 09/01/48)	248	195,794
4.05%, 06/01/42 (Call 12/01/41)	201	168,108
4.05%, 10/01/44 (Call 04/01/44)	220	180,597
4.13%, 02/01/42 (Call 08/01/41)	214	180,634
4.13%, 06/01/48 (Call 12/01/47)	169	136,517
4.95%, 06/01/35	211	205,041
5.25%, 02/01/41 (Call 08/01/40)	115	112,156
5.63%, 04/01/34(a)	346	356,101
5.65%, 02/01/37	112	113,459
5.69%, 03/01/40	90	91,647
5.95%, 02/01/38	146	152,825
5.96%, 04/01/39	119	125,519
Iberdrola International BV, 6.75%, 07/15/36	1,776	1,978,983
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	93	88,896
3.35%, 11/15/27 (Call 08/15/27)	204	191,250
5.30%, 07/01/43 (Call 01/01/43)	443	408,208
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	875	852,990
5.60%, 06/12/28 (Call 05/12/28)	906	911,276
5.81%, 06/12/33 (Call 03/12/33)	1,824	1,830,475
National Grid USA, 5.80%, 04/01/35(a)	1,270	1,246,847
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29 (Call 12/15/28)	80	74,994
3.90%, 11/01/28 (Call 08/01/28)	45	42,671
4.02%, 11/01/32 (Call 05/01/32)	161	146,459
4.30%, 03/15/49 (Call 09/15/48)	364	299,578
4.40%, 11/01/48 (Call 05/01/48)(a)	145	119,814
5.05%, 09/15/28 (Call 08/15/28)	40	39,821
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)(b)	125	121,235
Series C, 8.00%, 03/01/32	218	251,652
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	510	513,327
6.00%, 03/15/54 (Call 09/15/53)	15	15,243
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	180	114,827
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	2,668	2,253,447
2.75%, 11/01/29 (Call 08/01/29)(a)	3,266	2,888,928
3.50%, 04/01/29 (Call 01/01/29)	1,148	1,061,426
3.55%, 05/01/27 (Call 02/01/27)	2,685	2,560,151
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(b)	20	18,256
4.90%, 03/15/29 (Call 02/15/29)	120	118,327
4.95%, 01/29/26	115	114,316
5.25%, 03/15/34 (Call 12/15/33)	110	107,772
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	322	257,470
3.10%, 06/01/51 (Call 12/01/50)	298	195,145
3.20%, 05/15/27 (Call 02/15/27)	1,895	1,802,341
3.25%, 05/15/29 (Call 02/15/29)	320	294,428
3.95%, 04/01/30 (Call 01/01/30)	1,133	1,057,034
4.40%, 03/01/44 (Call 09/01/43)	436	370,190
4.55%, 06/01/52 (Call 12/01/51)	45	37,798
5.40%, 06/01/34 (Call 03/01/34)	100	99,863
5.50%, 03/15/40	140	137,305
Ohio Edison Co., 6.88%, 07/15/36	85	93,558
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	268	203,594
4.15%, 04/01/48 (Call 10/01/47)	190	147,448

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.00%, 06/01/33 (Call 03/01/33)	$175	$168,873
5.65%, 06/01/34 (Call 03/01/34)	525	526,142
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	670	533,080
Series R, 2.90%, 10/01/51 (Call 04/01/51)	445	274,106
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	475	284,411
3.10%, 09/15/49 (Call 03/15/49)	488	324,810
3.75%, 04/01/45 (Call 10/01/44)	338	262,758
3.80%, 09/30/47 (Call 03/30/47)	162	123,273
3.80%, 06/01/49 (Call 12/01/48)	286	217,413
4.10%, 11/15/48 (Call 05/15/48)	265	213,254
4.55%, 12/01/41 (Call 06/01/41)(a)	50	44,393
4.60%, 06/01/52 (Call 12/01/51)	85	72,689
4.95%, 09/15/52 (Call 03/15/52)	110	99,853
5.25%, 09/30/40	45	43,423
5.30%, 06/01/42 (Call 12/01/41)	30	29,104
5.35%, 10/01/52 (Call 04/01/52)	35	33,492
5.65%, 11/15/33 (Call 08/15/33)	25	25,557
5.75%, 03/15/29 (Call 12/15/28)(a)	107	109,541
7.00%, 05/01/32	65	71,747
7.25%, 01/15/33	27	30,312
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	850	560,747
3.95%, 12/01/47 (Call 06/01/47)	95	68,668
4.20%, 06/01/41 (Call 12/01/40)	60	47,310
4.25%, 03/15/46 (Call 09/15/45)	97	73,542
4.30%, 03/15/45 (Call 09/15/44)	193	148,467
4.40%, 03/01/32 (Call 12/01/31)(a)	160	146,205
4.45%, 04/15/42 (Call 10/15/41)	115	92,415
4.50%, 07/01/40 (Call 01/01/40)(a)	400	331,735
4.60%, 06/15/43 (Call 12/15/42)	132	107,704
4.75%, 02/15/44 (Call 08/15/43)	135	112,019
4.95%, 07/01/50 (Call 01/01/50)	680	566,943
5.25%, 03/01/52 (Call 09/01/51)	495	426,598
5.90%, 06/15/32 (Call 03/15/32)	609	613,221
6.15%, 01/15/33 (Call 10/15/32)	385	392,915
6.75%, 01/15/53 (Call 07/15/52)	508	537,061
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	90	55,879
3.00%, 09/15/49 (Call 03/15/49)	501	330,492
3.05%, 03/15/51 (Call 09/15/50)	95	61,968
3.15%, 10/15/25 (Call 07/15/25)	478	465,000
3.70%, 09/15/47 (Call 03/15/47)	365	276,883
3.90%, 03/01/48 (Call 09/01/47)	344	270,103
4.15%, 10/01/44 (Call 04/01/44)(a)	283	234,098
4.90%, 06/15/33 (Call 03/15/33)	98	95,712
5.95%, 10/01/36	106	111,041
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	565	467,642
5.20%, 03/15/34 (Call 12/15/33)	50	49,746
5.50%, 03/15/54 (Call 09/15/53)	75	73,744
6.50%, 11/15/37	197	215,193
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	190	126,010
3.95%, 06/01/47 (Call 12/01/46)	70	55,242
4.15%, 10/01/45 (Call 04/01/45)	35	28,858
4.15%, 06/15/48 (Call 12/15/47)	169	137,352
4.85%, 02/15/34 (Call 11/15/33)	90	87,019
5.00%, 05/15/33 (Call 02/15/33)	495	485,441
5.25%, 05/15/53 (Call 11/15/52)	665	634,575
Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	$810	$593,967
5.15%, 01/15/53 (Call 07/15/52)	120	111,922
5.35%, 10/01/33 (Call 07/01/33)	340	340,698
Series V, 2.20%, 06/15/31 (Call 03/15/31)	457	376,429
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	15	14,054
2.45%, 01/15/30 (Call 10/15/29)	102	88,253
3.00%, 05/15/27 (Call 02/15/27)	100	94,461
3.15%, 01/01/50 (Call 07/01/49)	360	244,446
3.20%, 05/15/29 (Call 02/15/29)	35	32,123
3.20%, 08/01/49 (Call 02/01/49)	282	194,066
3.60%, 12/01/47 (Call 06/01/47)	195	145,282
3.65%, 09/01/28 (Call 06/01/28)	70	66,333
3.65%, 09/01/42 (Call 03/01/42)	215	167,515
3.70%, 05/01/28 (Call 02/01/28)	108	102,849
3.80%, 01/01/43 (Call 07/01/42)	155	123,852
3.80%, 03/01/46 (Call 09/01/45)	322	251,138
3.85%, 05/01/49 (Call 11/01/48)	273	211,033
3.95%, 05/01/42 (Call 11/01/41)	121	98,810
4.05%, 05/01/48 (Call 11/01/47)	131	105,506
5.20%, 03/01/34 (Call 12/01/33)	75	74,593
5.45%, 08/01/53 (Call 02/01/53)	65	63,738
5.45%, 03/01/54 (Call 09/01/53)(a)	105	103,140
5.50%, 03/01/40	120	119,643
5.80%, 05/01/37	83	85,503
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,872	1,501,053
2.45%, 11/15/31 (Call 08/15/31)	1,480	1,212,268
5.20%, 04/01/29 (Call 03/01/29)	125	124,165
5.45%, 04/01/34 (Call 01/01/34)	325	320,924
6.13%, 10/15/33 (Call 07/15/33)	97	100,479
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	174	139,480
4.50%, 08/15/40	222	196,647
4.95%, 08/15/28 (Call 07/15/28)	160	159,685
6.00%, 06/01/39	107	109,328
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	168	126,087
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	202	158,215
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	349	236,332
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	84	54,171
Sempra
3.25%, 06/15/27 (Call 03/15/27)	20	18,810
3.40%, 02/01/28 (Call 11/01/27)	165	154,898
3.80%, 02/01/38 (Call 08/01/37)	351	286,856
4.00%, 02/01/48 (Call 08/01/47)	412	313,439
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(b)	377	349,065
5.50%, 08/01/33 (Call 05/01/33)(a)	100	99,617
6.00%, 10/15/39	225	227,384
6.88%, 10/01/54 (Call 07/01/29),
(5-year CMT + 2.789%)(b)	132	130,695
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	465	316,750
3.65%, 02/01/50 (Call 08/01/49)(a)	413	294,502
4.00%, 04/01/47 (Call 10/01/46)	379	290,784
4.05%, 03/15/42 (Call 09/15/41)	156	123,801
4.50%, 09/01/40 (Call 03/01/40)	153	131,585
4.65%, 10/01/43 (Call 04/01/43)	122	105,214
5.15%, 06/01/29 (Call 05/01/29)(a)	45	44,839
5.35%, 03/01/26(a)	75	74,999

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.45%, 06/01/31 (Call 04/01/31)	$65	$65,214
5.50%, 03/15/40	111	107,462
5.63%, 02/01/36	177	175,514
5.70%, 03/01/53 (Call 09/01/52)	85	83,040
5.75%, 04/15/54 (Call 10/15/53)(a)	325	319,916
5.88%, 12/01/53 (Call 06/01/53)	5	4,996
6.00%, 01/15/34	320	330,366
6.05%, 03/15/39	94	95,731
6.65%, 04/01/29	221	231,995
Series 04-G, 5.75%, 04/01/35	112	113,240
Series 05-E, 5.35%, 07/15/35	129	126,304
Series 06-E, 5.55%, 01/15/37	50	49,181
Series 08-A, 5.95%, 02/01/38	110	111,294
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	128	99,133
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	45	28,002
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	9,553
Series B, 3.65%, 03/01/28 (Call 12/01/27)	72	67,935
Series B, 4.88%, 03/01/49 (Call 09/01/48)	56	48,645
Series C, 3.60%, 02/01/45 (Call 08/01/44)	193	141,072
Series C, 4.13%, 03/01/48 (Call 09/01/47)	289	225,704
Series E, 5.45%, 06/01/52 (Call 12/01/51)	10	9,352
Toledo Edison Co. (The), 6.15%, 05/15/37	245	255,585
		88,696,310
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	964	792,381
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	150	93,900
5.25%, 11/15/39	15	14,821
		901,102
Electronics — 0.9%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)(a)	615	563,028
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	472	446,072
5.41%, 07/01/32 (Call 04/01/32)(a)	638	631,641
5.60%, 05/29/34 (Call 02/28/34)	600	598,887
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	41	36,313
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	340	279,990
5.50%, 06/01/32 (Call 03/01/32)	430	410,885
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	468	452,797
4.88%, 05/12/30 (Call 02/12/30)	754	726,231
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	60	57,308
4.30%, 06/15/46 (Call 12/15/45)	82	67,837
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	1,812	1,710,022
3.81%, 11/21/47 (Call 05/21/47)	122	95,387
4.25%, 01/15/29 (Call 12/15/28)	60	58,500
4.88%, 09/01/29 (Call 08/01/29)(a)	100	99,809
4.95%, 09/01/31 (Call 07/01/31)	90	89,644
5.00%, 03/01/35 (Call 12/01/34)	130	128,165
5.25%, 03/01/54 (Call 09/01/53)	200	193,805
5.35%, 03/01/64 (Call 09/01/63)	275	266,922
5.38%, 03/01/41	165	165,716
5.70%, 03/15/36	271	283,770
5.70%, 03/15/37	158	163,344
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	28	26,289
Security	Par (000)	Value

Electronics (continued)
3.35%, 03/01/26 (Call 12/01/25)	$85	$82,128
3.50%, 02/15/28 (Call 11/15/27)	42	39,649
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	172	152,924
4.60%, 04/06/27 (Call 01/06/27)	647	634,024
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	355	348,423
Tyco Electronics Group SA, 7.13%, 10/01/37	129	147,013
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	187	164,462
2.95%, 04/01/31 (Call 01/01/31)	194	159,950
		9,280,935
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	220	181,836
5.14%, 03/15/52 (Call 09/15/51)	1,117	881,428
5.39%, 03/15/62 (Call 09/15/61)	985	774,936
		1,838,200
Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)	40	31,788
3.05%, 03/01/50 (Call 09/01/49)	340	226,861
5.70%, 05/15/41 (Call 11/15/40)	50	50,306
6.20%, 03/01/40(a)	35	37,322
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(c)	452	452,764
5.45%, 09/18/33 (Call 06/18/33)(a)(c)	715	708,235
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	15	13,151
2.95%, 01/15/52 (Call 07/15/51)(a)	385	245,676
3.05%, 04/01/50 (Call 10/01/49)	87	57,237
3.50%, 05/01/29 (Call 02/01/29)	66	61,416
4.25%, 12/01/28 (Call 09/01/28)	35	33,834
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	410	243,566
3.15%, 11/15/27 (Call 08/15/27)	50	47,109
4.10%, 03/01/45 (Call 09/01/44)	37	31,013
4.15%, 07/15/49 (Call 01/15/49)	231	189,696
		2,429,974
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34
(Call 10/05/33)(a)	400	419,292

Food — 2.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	156	166,602
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	55	46,875
3.13%, 04/24/50 (Call 10/24/49)	169	108,992
4.15%, 03/15/28 (Call 12/15/27)	779	750,736
4.80%, 03/15/48 (Call 09/15/47)	199	173,140
5.20%, 03/19/27(a)	125	125,079
5.20%, 03/21/29 (Call 02/21/29)	125	124,315
5.30%, 03/20/26	105	104,779
5.40%, 03/21/34 (Call 12/21/33)(a)	130	128,638
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	243	239,864
4.85%, 11/01/28 (Call 08/01/28)	40	39,119
5.30%, 10/01/26	95	94,923
5.30%, 11/01/38 (Call 05/01/38)	203	189,574
5.40%, 11/01/48 (Call 05/01/48)	343	314,365
7.00%, 10/01/28	33	35,034

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
8.25%, 09/15/30	$209	$238,680
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	858	703,521
2.88%, 04/15/30 (Call 01/15/30)	1,065	942,223
3.00%, 02/01/51 (Call 08/01/50)(a)	238	150,768
3.20%, 02/10/27 (Call 11/10/26)	1,204	1,143,726
4.20%, 04/17/28 (Call 01/17/28)	707	683,337
4.70%, 01/30/27 (Call 12/20/26)	125	123,329
4.95%, 03/29/33 (Call 12/29/32)	41	39,823
5.24%, 11/18/25 (Call 06/17/24)	40	39,848
5.40%, 06/15/40	82	79,941
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	48	42,360
3.13%, 11/15/49 (Call 05/15/49)	17	11,709
3.38%, 08/15/46 (Call 02/15/46)	35	25,748
Hormel Foods Corp.
3.05%, 06/03/51 (Call 12/03/50)	295	192,382
4.80%, 03/30/27 (Call 02/28/27)	110	109,400
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	954	833,052
3.20%, 10/01/26 (Call 07/01/26)	125	118,841
3.90%, 06/01/50 (Call 12/01/49)	253	185,040
J.M. Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	86	73,841
3.38%, 12/15/27 (Call 09/15/27)(a)	59	55,625
3.55%, 03/15/50 (Call 09/15/49)	71	48,545
4.25%, 03/15/35	151	134,267
4.38%, 03/15/45	87	72,522
5.90%, 11/15/28 (Call 10/15/28)	15	15,401
6.20%, 11/15/33 (Call 08/15/33)(a)	20	20,899
6.50%, 11/15/43 (Call 05/15/43)(a)	40	42,255
6.50%, 11/15/53 (Call 05/15/53)	350	374,800
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 6.50%, 12/01/52 (Call 06/01/52)	175	175,413
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	1,437	1,207,781
3.25%, 04/01/26	1,861	1,792,342
3.40%, 11/15/27 (Call 08/15/27)(a)	1,194	1,125,695
4.30%, 05/15/28 (Call 02/15/28)(a)	1,144	1,111,746
5.75%, 05/16/54 (Call 11/16/53)	75	74,514
Series B, 7.45%, 04/01/31	251	280,343
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	198	196,087
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	355	291,261
4.88%, 10/01/49 (Call 04/01/49)(a)	427	373,124
5.00%, 07/15/35 (Call 01/15/35)	170	164,986
5.00%, 06/04/42	106	96,271
5.20%, 07/15/45 (Call 01/15/45)	413	381,084
5.50%, 06/01/50 (Call 12/01/49)	364	348,781
6.50%, 02/09/40	199	213,108
6.88%, 01/26/39	210	232,671
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	103	97,060
3.50%, 02/01/26 (Call 11/01/25)	54	52,429
3.70%, 08/01/27 (Call 05/01/27)	74	71,032
3.88%, 10/15/46 (Call 04/15/46)	102	76,337
3.95%, 01/15/50 (Call 07/15/49)	193	148,352
4.45%, 02/01/47 (Call 08/01/46)	313	259,414
4.50%, 01/15/29 (Call 10/15/28)	75	73,363
4.65%, 01/15/48 (Call 07/15/47)(a)	118	100,126
Security	Par (000)	Value

Food (continued)
5.00%, 04/15/42 (Call 10/15/41)	$89	$82,205
5.15%, 08/01/43 (Call 02/01/43)	131	120,277
5.40%, 07/15/40 (Call 01/15/40)	162	157,276
5.40%, 01/15/49 (Call 07/15/48)	95	90,055
6.90%, 04/15/38	131	145,351
7.50%, 04/01/31	186	208,276
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	295	238,127
2.50%, 04/15/30 (Call 01/15/30)	236	202,948
3.40%, 08/15/27 (Call 05/15/27)	392	371,415
4.20%, 08/15/47 (Call 02/15/47)(a)	228	186,322
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	143	86,164
2.75%, 04/13/30 (Call 01/13/30)	58	51,021
4.13%, 05/07/28 (Call 02/07/28)(a)	25	24,248
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	119	102,206
3.25%, 07/15/27 (Call 04/15/27)	100	94,448
3.30%, 07/15/26 (Call 04/15/26)	115	110,383
3.30%, 02/15/50 (Call 08/15/49)(a)	185	126,358
4.45%, 03/15/48 (Call 09/15/47)	104	85,985
4.50%, 04/01/46 (Call 10/01/45)	87	73,109
4.85%, 10/01/45 (Call 04/01/45)	133	117,272
5.38%, 09/21/35(a)	35	34,901
5.95%, 04/01/30 (Call 01/01/30)	177	183,593
6.60%, 04/01/40 (Call 10/01/39)	87	94,534
6.60%, 04/01/50 (Call 10/01/49)	330	367,720
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	140	133,247
4.35%, 03/01/29 (Call 12/01/28)	15	14,401
4.55%, 06/02/47 (Call 12/02/46)	163	131,393
5.10%, 09/28/48 (Call 03/28/48)	282	245,957
5.15%, 08/15/44 (Call 02/15/44)	65	57,407
		22,023,837
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	158	127,880
4.40%, 08/15/47 (Call 02/15/47)	239	193,987
4.80%, 06/15/44 (Call 12/15/43)	118	102,763
5.00%, 09/15/35 (Call 03/15/35)	225	212,976
5.15%, 05/15/46 (Call 11/15/45)	10	8,969
6.00%, 11/15/41 (Call 05/15/41)	288	283,846
7.30%, 11/15/39	55	61,728
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	237	191,416
3.75%, 01/15/31 (Call 10/15/30)	220	189,895
5.00%, 01/15/30 (Call 10/15/29)	377	354,638
6.00%, 01/15/29 (Call 10/15/28)	332	329,008
		2,057,106
Gas — 0.5%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	130	80,657
3.00%, 06/15/27 (Call 03/15/27)	15	14,121
3.38%, 09/15/49 (Call 03/15/49)	268	187,186
4.13%, 10/15/44 (Call 04/15/44)	174	144,539
4.13%, 03/15/49 (Call 09/15/48)	167	132,719
4.15%, 01/15/43 (Call 07/15/42)	16	13,446
4.30%, 10/01/48 (Call 04/01/48)	55	45,511
5.50%, 06/15/41 (Call 12/15/40)	43	42,956

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	$120	$100,194
3.95%, 09/15/27 (Call 06/15/27)	420	399,384
4.75%, 09/01/28 (Call 06/01/28)	57	55,216
5.50%, 10/01/26	45	44,837
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	305	255,607
4.25%, 09/01/32 (Call 06/01/32)(a)	60	56,188
4.50%, 11/01/48 (Call 05/01/48)	205	172,442
4.66%, 02/01/44 (Call 08/01/43)	124	108,998
5.10%, 04/01/29 (Call 03/01/29)(a)	730	728,761
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	570	475,739
3.35%, 06/01/50 (Call 12/01/49)	175	113,869
5.05%, 05/15/52 (Call 11/15/51)	212	185,791
5.40%, 06/15/33 (Call 03/15/33)	100	99,611
Southern California Gas Co.
5.13%, 11/15/40	70	65,806
5.20%, 06/01/33 (Call 03/01/33)(a)	140	138,634
5.75%, 06/01/53 (Call 12/01/52)	25	24,754
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	689	653,401
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	183	143,191
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	246	196,974
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	250	188,450
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	32	27,744
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	90	56,407
3.70%, 04/01/28 (Call 01/01/28)	35	33,032
3.80%, 09/29/46 (Call 03/29/46)(a)	159	117,394
4.15%, 06/01/49 (Call 12/01/48)	131	99,026
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	150	100,780
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	315	227,719
Series K, 3.80%, 09/15/46 (Call 03/15/46)	80	59,744
		5,590,828
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	15	10,257
3.25%, 03/01/27 (Call 12/01/26)	40	38,304
4.10%, 03/01/48 (Call 09/01/47)	15	12,253
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	35	29,545
4.25%, 11/15/28 (Call 08/15/28)	70	67,264
		157,623
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	390	376,070
4.75%, 04/15/43 (Call 10/15/42)	115	107,648
4.90%, 11/30/46 (Call 05/30/46)	781	733,948
5.30%, 05/27/40	63	63,652
6.00%, 04/01/39	143	154,606
6.15%, 11/30/37	190	206,070
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	80	66,319
2.75%, 09/15/29 (Call 06/15/29)	713	633,336
3.05%, 09/22/26 (Call 06/22/26)(a)	481	456,902
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	280	227,306
2.60%, 08/15/26 (Call 05/15/26)	110	103,466
3.13%, 12/01/51 (Call 06/01/51)	415	259,465
Security	Par (000)	Value

Health Care - Products (continued)
3.50%, 08/15/46 (Call 02/15/46)	$243	$169,752
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	28	25,806
4.70%, 03/01/49 (Call 09/01/48)	301	266,906
6.50%, 11/15/35	160	175,828
7.38%, 01/15/40	113	132,269
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	275	166,412
2.80%, 12/10/51 (Call 06/10/51)	453	283,754
4.38%, 09/15/45 (Call 03/15/45)	122	106,391
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	609	530,927
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	46	40,710
3.25%, 11/15/39 (Call 05/15/39)	338	265,827
3.40%, 11/15/49 (Call 05/15/49)	393	282,937
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,774	1,709,568
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	185	200,744
Medtronic Inc., 4.63%, 03/15/45	422	380,693
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	170	138,025
3.30%, 09/15/29 (Call 06/15/29)	36	32,636
3.63%, 03/15/51 (Call 09/15/50)	155	106,586
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	440	360,447
Solventum Corp.
5.60%, 03/23/34 (Call 12/23/33)(c)	150	147,365
6.00%, 05/15/64 (Call 11/15/63)(c)	500	477,252
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	851	718,279
3.75%, 03/15/51 (Call 09/15/50)	410	297,059
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	103	67,007
4.10%, 04/01/43 (Call 10/01/42)	127	104,920
4.38%, 05/15/44 (Call 11/15/43)	127	109,347
4.63%, 03/15/46 (Call 09/15/45)	256	225,238
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	60	53,302
4.10%, 08/15/47 (Call 02/15/47)	292	239,751
4.98%, 08/10/30 (Call 06/10/30)	40	39,772
5.09%, 08/10/33 (Call 05/10/33)	10	9,920
5.30%, 02/01/44 (Call 08/01/43)	126	123,251
5.40%, 08/10/43 (Call 02/10/43)	30	29,970
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	570	471,729
4.45%, 08/15/45 (Call 02/15/45)	125	105,721
5.35%, 12/01/28 (Call 11/01/28)	65	65,343
5.75%, 11/30/39	180	179,049
		12,229,281
Health Care - Services — 2.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	87	63,561
4.13%, 11/15/42 (Call 05/15/42)	101	79,977
4.50%, 05/15/42 (Call 11/15/41)	224	187,729
4.75%, 03/15/44 (Call 09/15/43)	84	71,375
6.63%, 06/15/36	191	203,569
6.75%, 12/15/37	177	191,125
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	539	475,774

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.50%, 03/01/31 (Call 12/01/30)	$565	$460,836
2.63%, 08/01/31 (Call 05/01/31)	647	526,139
3.00%, 10/15/30 (Call 07/15/30)	420	357,027
3.38%, 02/15/30 (Call 02/15/25)	295	259,880
4.25%, 12/15/27 (Call 06/17/24)	200	190,285
4.63%, 12/15/29 (Call 12/15/24)	940	884,846
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	100	84,500
2.88%, 09/15/29 (Call 06/15/29)	73	65,108
3.13%, 05/15/50 (Call 11/15/49)	120	80,099
3.60%, 03/15/51 (Call 09/15/50)	215	154,169
3.65%, 12/01/27 (Call 09/01/27)	72	68,508
3.70%, 09/15/49 (Call 03/15/49)	205	150,957
4.10%, 03/01/28 (Call 12/01/27)	124	119,501
4.10%, 05/15/32 (Call 02/15/32)	390	358,929
4.38%, 12/01/47 (Call 06/01/47)	296	246,473
4.55%, 03/01/48 (Call 09/01/47)	182	153,719
4.55%, 05/15/52 (Call 11/15/51)	80	66,913
4.63%, 05/15/42	258	227,911
4.65%, 01/15/43	286	252,860
4.65%, 08/15/44 (Call 02/15/44)	243	212,089
4.75%, 02/15/33 (Call 11/15/32)	215	206,251
5.10%, 01/15/44	214	198,582
5.13%, 02/15/53 (Call 08/15/52)	130	119,383
5.15%, 06/15/29 (Call 05/15/29)(a)	160	159,737
5.38%, 06/15/34 (Call 03/15/34)	175	174,421
5.50%, 10/15/32 (Call 07/15/32)	325	328,040
5.65%, 06/15/54 (Call 12/15/53)	160	157,871
5.85%, 01/15/36	194	198,303
5.95%, 12/15/34	150	155,787
6.10%, 10/15/52 (Call 04/15/52)	40	41,802
6.38%, 06/15/37	135	143,428
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	105	85,659
3.50%, 09/01/30 (Call 03/01/30)	312	279,234
3.50%, 07/15/51 (Call 01/15/51)	379	252,968
3.63%, 03/15/32 (Call 12/15/31)	194	169,522
4.13%, 06/15/29 (Call 03/15/29)	751	707,524
4.50%, 02/15/27 (Call 08/15/26)	707	689,861
4.63%, 03/15/52 (Call 09/15/51)	381	307,314
5.13%, 06/15/39 (Call 12/15/38)	277	256,801
5.25%, 06/15/26 (Call 12/15/25)	455	452,261
5.25%, 06/15/49 (Call 12/15/48)	506	449,454
5.45%, 04/01/31 (Call 02/01/31)	30	29,810
5.50%, 06/01/33 (Call 03/01/33)(a)	564	556,852
5.50%, 06/15/47 (Call 12/15/46)	404	374,282
5.60%, 04/01/34 (Call 01/01/34)	125	123,890
5.88%, 02/01/29 (Call 08/01/28)	235	238,356
5.90%, 06/01/53 (Call 12/01/52)	115	111,474
6.00%, 04/01/54 (Call 10/01/53)	175	171,698
6.10%, 04/01/64 (Call 10/01/63)	195	190,460
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	47	45,303
3.95%, 08/15/49 (Call 02/15/49)	166	124,206
4.63%, 12/01/42 (Call 06/01/42)	229	193,418
4.80%, 03/15/47 (Call 09/15/46)	227	192,400
4.88%, 04/01/30 (Call 01/01/30)	59	57,560
4.95%, 10/01/44 (Call 04/01/44)	311	271,881
5.75%, 12/01/28 (Call 11/01/28)	25	25,412
5.75%, 04/15/54 (Call 10/15/53)	70	67,392
5.88%, 03/01/33 (Call 12/01/32)	105	106,398
Security	Par (000)	Value

Health Care - Services (continued)
ICON Investments Six DAC, 6.00%, 05/08/34
(Call 02/08/34)	$400	$407,324
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	452	454,840
6.25%, 02/01/29 (Call 01/01/29)	75	76,897
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	515	435,726
2.95%, 12/01/29 (Call 09/01/29)	185	164,688
3.60%, 09/01/27 (Call 06/01/27)	123	117,245
4.70%, 02/01/45 (Call 08/01/44)	436	382,454
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	205	119,950
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	160	122,306
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	763	650,544
2.95%, 06/30/30 (Call 03/30/30)	833	734,031
3.45%, 06/01/26 (Call 03/01/26)	749	722,085
4.20%, 06/30/29 (Call 03/30/29)	534	513,225
4.70%, 03/30/45 (Call 09/30/44)	186	164,592
UnitedHealth Group Inc.
2.00%, 05/15/30	20	16,832
2.30%, 05/15/31 (Call 02/15/31)	100	83,540
2.88%, 08/15/29	216	194,658
2.90%, 05/15/50 (Call 11/15/49)	178	114,890
3.13%, 05/15/60 (Call 11/15/59)(a)	260	163,775
3.25%, 05/15/51 (Call 11/15/50)	310	212,119
3.50%, 08/15/39 (Call 02/15/39)	69	55,549
3.70%, 08/15/49 (Call 02/15/49)	259	194,617
3.75%, 10/15/47 (Call 04/15/47)	175	133,748
3.85%, 06/15/28	45	43,089
3.88%, 12/15/28	130	124,098
3.88%, 08/15/59 (Call 02/15/59)	303	224,381
3.95%, 10/15/42 (Call 04/15/42)	120	99,354
4.00%, 05/15/29 (Call 03/15/29)	260	248,489
4.20%, 05/15/32 (Call 02/15/32)	540	505,314
4.20%, 01/15/47 (Call 07/15/46)	146	120,665
4.25%, 01/15/29 (Call 12/15/28)	440	425,936
4.25%, 03/15/43 (Call 09/15/42)	182	157,299
4.25%, 04/15/47 (Call 10/15/46)	219	183,247
4.25%, 06/15/48 (Call 12/15/47)	325	268,424
4.38%, 03/15/42 (Call 09/15/41)	150	131,425
4.45%, 12/15/48 (Call 06/15/48)	264	224,620
4.50%, 04/15/33 (Call 01/15/33)	385	365,386
4.60%, 04/15/27 (Call 03/15/27)	155	153,315
4.63%, 07/15/35	248	235,967
4.63%, 11/15/41 (Call 05/15/41)	195	176,604
4.70%, 04/15/29 (Call 03/15/29)	140	138,042
4.75%, 07/15/45	515	468,813
4.75%, 05/15/52 (Call 11/15/51)	245	216,829
4.90%, 04/15/31 (Call 02/15/31)	225	221,566
4.95%, 05/15/62 (Call 11/15/61)	292	259,626
5.00%, 04/15/34 (Call 01/15/34)	620	608,408
5.05%, 04/15/53 (Call 10/15/52)	55	50,796
5.20%, 04/15/63 (Call 10/15/62)	120	111,216
5.30%, 02/15/30 (Call 12/15/29)(a)	120	121,422
5.35%, 02/15/33 (Call 11/15/32)(a)	790	797,882
5.38%, 04/15/54 (Call 10/15/53)	225	218,144
5.50%, 04/15/64 (Call 10/15/63)	65	62,992
5.70%, 10/15/40 (Call 04/15/40)	108	110,617
5.80%, 03/15/36	169	176,014
5.88%, 02/15/53 (Call 08/15/52)	255	264,558

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.95%, 02/15/41 (Call 08/15/40)	$110	$115,162
6.05%, 02/15/63 (Call 08/15/62)	275	289,112
6.50%, 06/15/37	136	149,557
6.63%, 11/15/37	189	209,304
6.88%, 02/15/38	268	305,798
		29,427,960
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	143	126,138
3.85%, 01/15/30 (Call 07/15/29)	49	45,639
3.97%, 08/06/61 (Call 02/06/61)	72	61,039
6.00%, 01/15/43 (Call 10/15/42)	102	102,324
PulteGroup Inc.
6.00%, 02/15/35	167	171,184
6.38%, 05/15/33	145	151,755
7.88%, 06/15/32	77	87,952
Toll Brothers Finance Corp., 4.35%, 02/15/28
(Call 11/15/27)	352	338,083
		1,084,114
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	66	59,943
3.50%, 11/15/51 (Call 05/15/51)(a)	192	123,425
4.40%, 03/15/29 (Call 12/15/28)	205	185,019
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	112	88,118
4.60%, 05/15/50 (Call 11/15/49)(a)	125	97,881
4.70%, 05/14/32 (Call 02/14/32)(a)	170	158,506
4.75%, 02/26/29 (Call 11/26/28)(a)	326	316,107
5.50%, 03/01/33 (Call 12/01/32)(a)	415	405,554
5.75%, 03/01/34 (Call 12/01/33)	75	73,492
		1,508,045
Household Products & Wares — 0.6%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	190	153,594
2.65%, 04/30/30 (Call 02/01/30)	107	92,463
4.88%, 12/06/28 (Call 09/06/28)	72	70,869
5.75%, 03/15/33 (Call 12/15/32)	330	336,608
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	113	106,902
3.95%, 08/01/47 (Call 02/01/47)	45	35,353
5.00%, 06/15/52 (Call 12/15/51)	305	281,739
5.60%, 11/15/32 (Call 08/15/32)	65	67,185
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	893	738,440
3.10%, 10/01/27 (Call 07/01/27)	266	249,699
3.90%, 05/15/28 (Call 02/15/28)	942	903,859
4.40%, 05/01/29 (Call 03/01/29)	75	72,673
4.60%, 05/01/32 (Call 02/01/32)(a)	215	207,540
Kimberly-Clark Corp.
2.75%, 02/15/26	607	584,312
2.88%, 02/07/50 (Call 08/07/49)(a)	154	102,772
3.05%, 08/15/25	1,175	1,146,063
3.10%, 03/26/30 (Call 12/26/29)	61	55,379
3.20%, 04/25/29 (Call 01/25/29)	914	847,551
3.90%, 05/04/47 (Call 11/04/46)	135	106,913
3.95%, 11/01/28 (Call 08/01/28)	356	342,380
5.30%, 03/01/41	93	91,495
6.63%, 08/01/37	324	366,898
		6,960,687
Security	Par (000)	Value

Insurance — 2.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	$15	$17,783
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(b)	355	342,369
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	62	57,170
4.00%, 10/15/46 (Call 04/15/46)	10	7,866
4.75%, 01/15/49 (Call 07/15/48)	37	32,638
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)(a)	9	8,334
Allstate Corp. (The)
5.35%, 06/01/33	238	237,521
5.55%, 05/09/35	71	71,695
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(b)	189	189,676
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	74	60,314
5.25%, 04/02/30 (Call 01/02/30)	23	22,631
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	175	154,839
4.20%, 04/01/28 (Call 01/01/28)	74	71,242
4.38%, 06/30/50 (Call 12/30/49)	90	74,938
4.50%, 07/16/44 (Call 01/16/44)(a)	160	140,057
4.80%, 07/10/45 (Call 01/10/45)	196	177,536
5.13%, 03/27/33 (Call 12/27/32)	40	39,276
6.25%, 05/01/36	65	68,353
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	71	69,577
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	140	122,046
3.75%, 05/02/29 (Call 02/02/29)	80	74,893
4.50%, 12/15/28 (Call 09/15/28)	54	52,328
6.25%, 09/30/40	38	40,067
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31 (Call 09/02/31)	100	83,236
5.00%, 09/12/32 (Call 06/12/32)	330	320,586
5.35%, 02/28/33 (Call 11/28/32)	110	108,425
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	12	10,419
Aon North America Inc., 5.75%, 03/01/54
(Call 09/01/53)	300	294,778
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	154	138,897
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	132	95,646
7.35%, 05/01/34(a)	34	38,520
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	32	29,435
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	10	8,104
3.05%, 03/09/52 (Call 09/09/51)	70	43,008
3.50%, 05/20/51 (Call 11/20/50)	87	59,280
5.50%, 03/02/33 (Call 12/02/32)	105	104,586
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	230	187,166
3.70%, 02/22/30 (Call 11/22/29)	109	97,637
4.90%, 03/27/28 (Call 12/27/27)	55	53,610
Assured Guaranty U.S. Holdings Inc., 3.15%,
06/15/31 (Call 03/15/31)	55	47,519
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	94	60,233
3.95%, 05/25/51 (Call 11/25/50)	36	25,713
4.13%, 01/12/28 (Call 10/12/27)	76	73,122
6.15%, 04/03/30 (Call 01/03/30)	137	141,325
6.65%, 02/01/33 (Call 11/01/32)	10	10,530

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXA SA, 8.60%, 12/15/30(a)	$795	$926,884
Axis Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	27	25,419
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)(b)	90	81,861
Axis Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	82	78,373
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	20	16,279
2.88%, 03/15/32 (Call 12/15/31)	40	34,752
3.85%, 03/15/52 (Call 09/15/51)	215	165,403
4.20%, 08/15/48 (Call 02/15/48)	276	232,706
4.25%, 01/15/49 (Call 07/15/48)	365	311,606
5.75%, 01/15/40	172	184,191
Brighthouse Financial Inc., 4.70%, 06/22/47
(Call 12/22/46)(a)	163	126,517
Brown & Brown Inc.
4.20%, 03/17/32 (Call 12/17/31)	200	180,208
4.50%, 03/15/29 (Call 12/15/28)	45	43,319
4.95%, 03/17/52 (Call 09/17/51)	20	16,895
Chubb Corp. (The)
6.00%, 05/11/37	110	116,248
Series 1, 6.50%, 05/15/38	153	169,636
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)	10	8,103
2.85%, 12/15/51 (Call 06/15/51)	116	75,400
3.05%, 12/15/61 (Call 06/15/61)	105	66,639
4.15%, 03/13/43	45	38,196
4.35%, 11/03/45 (Call 05/03/45)	230	198,199
6.70%, 05/15/36	25	27,984
Cincinnati Financial Corp., 6.13%, 11/01/34	55	57,102
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)	347	335,937
Enstar Finance LLC, 5.50%, 01/15/42
(Call 01/15/27), (5-year CMT + 4.006%)(b)	110	107,203
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	40	32,404
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	332	318,780
5.00%, 04/20/48 (Call 10/20/47)	262	233,413
7.00%, 04/01/28	311	328,819
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	202	125,315
3.50%, 10/15/50 (Call 04/15/50)	35	23,406
4.87%, 06/01/44	25	21,846
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	20	17,273
5.63%, 08/16/32 (Call 05/16/32)(a)	105	102,871
Fidelity National Financial Inc., 2.45%, 03/15/31
(Call 12/15/30)	27	21,866
First American Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	384	343,225
Hanover Insurance Group Inc. (The), 4.50%,
04/15/26 (Call 01/15/26)(a)	37	36,218
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	30	18,840
3.60%, 08/19/49 (Call 02/19/49)	88	63,787
4.30%, 04/15/43	32	26,889
4.40%, 03/15/48 (Call 09/15/47)	33	27,489
5.95%, 10/15/36	90	93,302
6.10%, 10/01/41	138	142,543
Security	Par (000)	Value

Insurance (continued)
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	$100	$82,920
4.00%, 11/23/51 (Call 05/23/51)(a)	80	54,240
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)(a)	15	12,664
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	25	21,939
3.63%, 12/12/26 (Call 09/15/26)(a)	41	39,161
3.80%, 03/01/28 (Call 12/01/27)(a)	90	85,585
4.35%, 03/01/48 (Call 09/01/47)	98	74,496
4.38%, 06/15/50 (Call 12/15/49)	88	66,313
6.30%, 10/09/37	55	56,236
7.00%, 06/15/40	48	52,526
Loews Corp., 6.00%, 02/01/35	35	36,775
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(b)	363	347,443
4.15%, 03/04/26(a)	35	34,299
5.38%, 03/04/46	257	247,017
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	17	15,423
4.15%, 09/17/50 (Call 03/17/50)	104	79,415
5.00%, 05/20/49 (Call 11/20/48)	32	28,284
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	227	191,720
3.75%, 03/14/26 (Call 12/14/25)	430	419,177
4.20%, 03/01/48 (Call 09/01/47)	194	157,924
4.35%, 01/30/47 (Call 07/30/46)	221	185,532
4.38%, 03/15/29 (Call 12/15/28)	633	616,536
4.75%, 03/15/39 (Call 09/15/38)	27	25,036
4.90%, 03/15/49 (Call 09/15/48)	308	276,678
5.40%, 09/15/33 (Call 06/15/33)	10	10,110
5.88%, 08/01/33	377	393,816
MetLife Inc.
4.05%, 03/01/45	231	186,402
4.13%, 08/13/42	91	75,390
4.55%, 03/23/30 (Call 12/23/29)(a)	89	86,983
4.60%, 05/13/46 (Call 11/13/45)	149	130,315
4.72%, 12/15/44	155	137,953
4.88%, 11/13/43	270	245,756
5.38%, 07/15/33 (Call 04/15/33)	15	15,089
5.70%, 06/15/35	137	139,988
5.88%, 02/06/41	157	160,566
6.38%, 06/15/34(a)	95	101,850
6.40%, 12/15/66 (Call 12/15/31)	489	493,027
6.50%, 12/15/32(a)	10	10,875
10.75%, 08/01/69 (Call 08/01/34)	289	383,164
Munich Re America Corp., Series B, 7.45%,
12/15/26(a)	1,296	1,365,107
Nationwide Financial Services Inc., 6.75%,
05/15/87	38	37,847
Principal Financial Group Inc.
3.70%, 05/15/29 (Call 02/15/29)	42	38,892
4.30%, 11/15/46 (Call 05/15/46)	127	104,748
4.35%, 05/15/43	123	104,947
4.63%, 09/15/42	152	134,824
6.05%, 10/15/36	128	133,186
Progressive Corp. (The)
2.45%, 01/15/27	64	59,801
3.00%, 03/15/32 (Call 12/15/31)	100	86,182
3.70%, 01/26/45	75	58,962
3.95%, 03/26/50 (Call 09/26/49)	96	75,808

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.00%, 03/01/29 (Call 12/01/28)	$34	$32,423
4.13%, 04/15/47 (Call 10/15/46)	222	182,886
4.20%, 03/15/48 (Call 09/15/47)	167	138,928
4.35%, 04/25/44	122	105,183
4.95%, 06/15/33 (Call 03/15/33)	60	59,308
6.25%, 12/01/32	52	55,584
6.63%, 03/01/29	35	37,223
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	115	107,690
2.10%, 03/10/30 (Call 12/10/29)(a)	72	61,214
3.00%, 03/10/40 (Call 09/10/39)	15	11,074
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(b)	180	154,345
3.70%, 03/13/51 (Call 09/13/50)	356	259,535
3.88%, 03/27/28 (Call 12/27/27)	105	100,531
3.91%, 12/07/47 (Call 06/07/47)	154	118,573
3.94%, 12/07/49 (Call 06/07/49)	236	179,564
4.35%, 02/25/50 (Call 08/25/49)	236	192,964
4.42%, 03/27/48 (Call 09/27/47)	27	22,432
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)(b)	162	152,139
4.60%, 05/15/44	152	132,445
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(b)	220	204,015
5.70%, 12/14/36	225	230,518
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)(b)	78	76,320
5.75%, 07/15/33(a)	121	125,906
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(b)	305	298,032
6.50%, 03/15/54 (Call 12/15/33),
(5-year CMT + 2.404%)(a)(b)	240	240,848
6.63%, 12/01/37	208	231,782
6.63%, 06/21/40	151	166,652
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(b)	100	102,051
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	127	113,073
3.63%, 03/24/32 (Call 12/24/31)	400	356,764
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	41	38,310
6.00%, 09/15/33 (Call 06/15/33)	50	50,728
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	7	6,438
5.75%, 06/05/33 (Call 03/05/33)	5	4,961
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)(a)	10	9,189
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	390	324,014
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	10	12,519
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	39	23,655
3.75%, 05/15/46 (Call 11/15/45)	191	148,259
4.00%, 05/30/47 (Call 11/30/46)	253	204,030
4.05%, 03/07/48 (Call 09/07/47)	207	168,356
4.10%, 03/04/49 (Call 09/04/48)	149	122,007
4.30%, 08/25/45 (Call 02/25/45)	169	143,686
4.60%, 08/01/43	185	165,688
5.35%, 11/01/40	243	239,914
6.25%, 06/15/37	228	244,775
6.75%, 06/20/36	149	167,050
Security	Par (000)	Value

Insurance (continued)
Travelers Property Casualty Corp., 6.38%, 03/15/33	$245	$265,839
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	66	64,527
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	14,065
4.13%, 06/15/51 (Call 12/15/50)	60	43,954
4.50%, 12/15/49 (Call 06/15/49)	60	46,872
5.75%, 08/15/42	75	72,301
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	161	143,274
3.88%, 09/15/49 (Call 03/15/49)	140	101,058
4.50%, 09/15/28 (Call 06/15/28)	83	80,236
5.05%, 09/15/48 (Call 03/15/48)	151	132,862
5.35%, 05/15/33 (Call 02/15/33)	20	19,490
5.90%, 03/05/54 (Call 09/05/53)	300	292,691
XL Group Ltd., 5.25%, 12/15/43	360	334,233
		25,682,180
Internet — 0.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	235	193,647
2.70%, 02/09/41 (Call 08/09/40)	60	40,911
3.15%, 02/09/51 (Call 08/09/50)	295	190,474
3.25%, 02/09/61 (Call 08/09/60)	250	154,406
4.00%, 12/06/37 (Call 06/06/37)	200	171,018
4.20%, 12/06/47 (Call 06/06/47)	265	211,987
4.40%, 12/06/57 (Call 06/06/57)	288	229,732
4.50%, 11/28/34 (Call 05/28/34)	206	191,410
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	67	38,116
2.25%, 08/15/60 (Call 02/15/60)(a)	127	70,509
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	506	307,124
2.70%, 06/03/60 (Call 12/03/59)	895	524,086
3.10%, 05/12/51 (Call 11/12/50)	530	362,665
3.15%, 08/22/27 (Call 05/22/27)	105	99,544
3.25%, 05/12/61 (Call 11/12/60)	392	259,970
3.88%, 08/22/37 (Call 02/22/37)	413	362,369
3.95%, 04/13/52 (Call 10/13/51)	480	384,810
4.05%, 08/22/47 (Call 02/22/47)	571	476,771
4.10%, 04/13/62 (Call 10/13/61)	230	184,058
4.25%, 08/22/57 (Call 02/22/57)	683	568,023
4.70%, 12/01/32 (Call 09/01/32)	205	201,718
4.80%, 12/05/34 (Call 06/05/34)	300	296,403
4.95%, 12/05/44 (Call 06/05/44)	385	373,331
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	200	165,231
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	118	111,899
4.63%, 04/13/30 (Call 01/13/30)	36	35,148
eBay Inc.
2.70%, 03/11/30 (Call 12/11/29)	70	61,347
3.60%, 06/05/27 (Call 03/05/27)	43	41,136
3.65%, 05/10/51 (Call 11/10/50)	335	238,738
4.00%, 07/15/42 (Call 01/15/42)	271	217,366
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	120	102,442
4.65%, 08/15/62 (Call 02/15/62)	205	175,286
5.75%, 05/15/63 (Call 11/15/62)	60	61,298
		7,102,973

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	$435	$266,604
4.40%, 05/01/48 (Call 11/01/47)	150	127,824
5.20%, 08/01/43 (Call 02/01/43)	215	206,145
6.40%, 12/01/37	217	234,302
Steel Dynamics Inc.
3.25%, 10/15/50 (Call 04/15/50)(a)	131	85,538
3.45%, 04/15/30 (Call 01/15/30)	36	32,682
		953,095
Leisure Time — 0.2%
Brunswick Corp.
4.40%, 09/15/32 (Call 06/15/32)(a)	72	64,135
5.10%, 04/01/52 (Call 10/01/51)	132	102,308
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	1,732	1,687,118
4.63%, 07/28/45 (Call 01/28/45)	55	44,911
		1,898,472
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	67	59,890
3.70%, 01/15/31 (Call 10/15/30)	62	54,080
Hyatt Hotels Corp., 5.75%, 04/23/30
(Call 01/23/30)(a)	81	82,288
Marriott International Inc./MD
5.55%, 10/15/28 (Call 09/15/28)	20	20,210
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	80	78,017
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	262	252,520
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	237	204,777
Series X, 4.00%, 04/15/28 (Call 01/15/28)	62	59,238
Sands China Ltd.
2.85%, 03/08/29 (Call 01/08/29)	395	345,845
3.25%, 08/08/31 (Call 05/08/31)	330	277,090
4.63%, 06/18/30 (Call 03/18/30)	25	23,065
5.40%, 08/08/28 (Call 05/08/28)	455	447,346
		1,904,366
Machinery — 1.8%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	1,065	1,032,620
4.38%, 05/08/42	185	164,540
AGCO Corp., 5.80%, 03/21/34 (Call 12/21/33)	500	499,136
Caterpillar Financial Services Corp.
2.40%, 08/09/26	591	557,871
4.35%, 05/15/26	100	98,585
4.85%, 02/27/29	75	74,751
5.05%, 02/27/26	75	74,864
5.15%, 08/11/25	100	99,939
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	140	99,300
3.25%, 04/09/50 (Call 10/09/49)	90	64,335
3.80%, 08/15/42	266	216,649
4.30%, 05/15/44 (Call 11/15/43)	121	106,283
4.75%, 05/15/64 (Call 11/15/63)	537	480,455
5.20%, 05/27/41	225	219,772
5.30%, 09/15/35	130	135,010
6.05%, 08/15/36	140	152,325
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	920	847,452
1.88%, 01/15/26 (Call 12/15/25)	474	447,228
4.55%, 04/10/28 (Call 03/10/28)	105	102,273
5.10%, 04/20/29 (Call 03/20/29)	535	530,788
Security	Par (000)	Value

Machinery (continued)
5.45%, 10/14/25	$1,929	$1,929,044
5.50%, 01/12/29 (Call 12/12/28)	125	125,951
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,814	1,737,305
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	183	122,771
3.75%, 04/15/50 (Call 10/15/49)(a)	73	57,827
3.90%, 06/09/42 (Call 12/09/41)	26	21,752
7.13%, 03/03/31	30	33,905
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	15	13,431
3.15%, 11/15/25 (Call 08/15/25)	135	130,678
5.38%, 10/15/35	125	125,318
5.38%, 03/01/41 (Call 12/01/40)	15	14,629
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	47	38,504
3.50%, 10/01/30 (Call 07/01/30)	304	269,781
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	240	199,248
John Deere Capital Corp.
1.75%, 03/09/27	30	27,487
2.25%, 09/14/26	62	58,202
2.65%, 06/10/26(a)	95	90,613
2.80%, 09/08/27	26	24,279
3.05%, 01/06/28	40	37,716
3.40%, 09/11/25	40	39,060
3.45%, 03/07/29(a)	35	32,852
3.90%, 06/07/32	255	235,538
4.35%, 09/15/32	195	185,983
4.75%, 06/08/26	35	34,776
4.95%, 07/14/28	20	19,980
5.10%, 04/11/34	75	74,593
5.15%, 09/08/26	25	25,032
5.15%, 09/08/33	255	255,553
5.30%, 09/08/25	45	45,055
nVent Finance SARL, 4.55%, 04/15/28
(Call 01/15/28)	57	55,302
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,229	1,083,485
4.60%, 05/15/28 (Call 02/15/28)	1,047	1,020,043
Otis Worldwide Corp.
3.36%, 02/15/50 (Call 08/15/49)	89	62,366
5.25%, 08/16/28 (Call 07/16/28)	60	60,249
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	160	91,047
3.50%, 03/01/29 (Call 12/01/28)	78	73,377
4.20%, 03/01/49 (Call 09/01/48)	76	63,073
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	10	9,535
4.70%, 09/15/28 (Call 06/15/28)(a)	51	49,890
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)(a)	1,663	1,489,413
2.25%, 01/30/31 (Call 10/30/30)	1,550	1,288,711
3.25%, 11/01/26 (Call 08/01/26)	1,935	1,844,705
		19,202,235
Manufacturing — 1.1%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	1,710	1,597,356
2.38%, 08/26/29 (Call 05/26/29)	258	224,198
2.88%, 10/15/27 (Call 07/15/27)(a)	2,600	2,414,594
3.00%, 08/07/25(a)	1,799	1,747,819
3.05%, 04/15/30 (Call 01/15/30)	418	370,279
3.63%, 09/14/28 (Call 06/14/28)(a)	1,065	1,001,661

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	$252	$219,640
3.75%, 12/01/27 (Call 09/01/27)	16	15,188
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	56	52,745
4.00%, 11/02/32	169	156,847
4.15%, 11/02/42	161	137,453
4.70%, 08/23/52 (Call 02/23/52)	55	49,687
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	85	80,417
3.90%, 09/01/42 (Call 03/01/42)	124	102,991
4.88%, 09/15/41 (Call 03/15/41)	15	14,178
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	38	34,764
4.00%, 06/14/49 (Call 12/14/48)	242	189,711
4.10%, 03/01/47 (Call 09/01/46)(c)	53	42,268
4.20%, 11/21/34 (Call 05/21/34)	61	55,851
4.45%, 11/21/44 (Call 05/21/44)	71	60,735
6.25%, 05/15/38	72	76,464
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	636	612,820
5.90%, 07/15/32 (Call 04/15/32)(a)	485	494,856
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	217	193,633
2.75%, 04/01/31 (Call 01/01/31)	1,841	1,557,192
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	27	23,624
3.65%, 03/15/27 (Call 12/15/26)	10	9,551
4.00%, 03/15/26 (Call 12/15/25)	38	37,032
		11,573,554
Media — 2.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	72	58,743
3.70%, 04/01/51 (Call 10/01/50)	373	228,241
3.85%, 04/01/61 (Call 10/01/60)(a)	365	214,770
3.90%, 06/01/52 (Call 12/01/51)	434	272,577
3.95%, 06/30/62 (Call 12/30/61)	284	168,830
4.40%, 04/01/33 (Call 01/01/33)(a)	160	140,474
4.40%, 12/01/61 (Call 06/01/61)	282	183,386
4.80%, 03/01/50 (Call 09/01/49)	515	379,363
5.13%, 07/01/49 (Call 01/01/49)	171	131,252
5.25%, 04/01/53 (Call 10/01/52)	194	152,665
5.38%, 04/01/38 (Call 10/01/37)	107	92,379
5.38%, 05/01/47 (Call 11/01/46)	541	433,998
5.50%, 04/01/63 (Call 10/01/62)	227	177,504
5.75%, 04/01/48 (Call 10/01/47)	461	387,227
6.38%, 10/23/35 (Call 04/23/35)	494	481,903
6.48%, 10/23/45 (Call 04/23/45)	635	585,322
6.83%, 10/23/55 (Call 04/23/55)	199	188,818
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(a)	342	191,201
2.65%, 02/01/30 (Call 11/01/29)	49	43,032
2.65%, 08/15/62 (Call 02/15/62)	222	120,294
2.80%, 01/15/51 (Call 07/15/50)	140	85,626
2.89%, 11/01/51 (Call 05/01/51)	646	401,718
2.94%, 11/01/56 (Call 05/01/56)	1,002	602,013
2.99%, 11/01/63 (Call 05/01/63)	865	504,821
3.20%, 07/15/36 (Call 01/15/36)	84	67,410
3.25%, 11/01/39 (Call 05/01/39)	76	57,995
3.40%, 04/01/30 (Call 01/01/30)	9	8,210
Security	Par (000)	Value

Media (continued)
3.40%, 07/15/46 (Call 01/15/46)	$196	$141,224
3.45%, 02/01/50 (Call 08/01/49)	286	201,495
3.75%, 04/01/40 (Call 10/01/39)	166	134,731
3.90%, 03/01/38 (Call 09/01/37)	83	70,113
3.97%, 11/01/47 (Call 05/01/47)	330	256,881
4.00%, 08/15/47 (Call 02/15/47)	211	165,257
4.00%, 03/01/48 (Call 09/01/47)	236	185,215
4.00%, 11/01/49 (Call 05/01/49)	412	319,113
4.05%, 11/01/52 (Call 05/01/52)	419	324,609
4.15%, 10/15/28 (Call 07/15/28)	55	53,098
4.20%, 08/15/34 (Call 02/15/34)	230	209,643
4.25%, 10/15/30 (Call 07/15/30)	87	82,788
4.25%, 01/15/33(a)	85	78,934
4.40%, 08/15/35 (Call 02/15/35)	58	53,303
4.60%, 10/15/38 (Call 04/15/38)	160	145,364
4.60%, 08/15/45 (Call 02/15/45)	196	169,778
4.65%, 07/15/42(a)	382	340,724
4.70%, 10/15/48 (Call 04/15/48)	511	451,508
4.75%, 03/01/44	220	199,428
4.95%, 10/15/58 (Call 04/15/58)	423	375,957
5.50%, 05/15/64 (Call 11/15/63)	210	200,716
5.65%, 06/15/35	212	216,013
6.45%, 03/15/37	408	439,658
6.50%, 11/15/35	165	179,012
6.55%, 07/01/39	70	76,270
6.95%, 08/15/37	135	151,129
7.05%, 03/15/33	118	131,386
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	196	183,722
4.00%, 09/15/55 (Call 03/15/55)	400	254,059
4.13%, 05/15/29 (Call 02/15/29)	79	72,851
4.65%, 05/15/50 (Call 11/15/49)(a)	122	90,099
5.00%, 09/20/37 (Call 03/20/37)	147	127,435
5.20%, 09/20/47 (Call 03/20/47)	298	241,159
5.30%, 05/15/49 (Call 11/15/48)	134	108,690
6.35%, 06/01/40	205	198,487
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	145	125,093
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	19	17,186
4.71%, 01/25/29 (Call 10/25/28)	46	44,997
5.48%, 01/25/39 (Call 07/25/38)	233	220,049
5.58%, 01/25/49 (Call 07/25/48)	389	355,091
6.50%, 10/13/33 (Call 07/13/33)(a)	5	5,227
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	165,408
5.25%, 05/24/49 (Call 11/24/48)	157	134,135
6.13%, 01/31/46 (Call 07/31/45)	210	202,667
6.63%, 01/15/40(a)	151	150,204
NBCUniversal Media LLC
4.45%, 01/15/43	90	77,477
5.95%, 04/01/41	105	108,465
6.40%, 04/30/40	50	53,992
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	20	18,396
4.20%, 06/01/29 (Call 03/01/29)	47	42,250
4.20%, 05/19/32 (Call 02/19/32)(a)	82	68,240
4.38%, 03/15/43(a)	216	147,855
4.60%, 01/15/45 (Call 07/15/44)	98	67,980
4.85%, 07/01/42 (Call 01/01/42)	115	85,398
4.90%, 08/15/44 (Call 02/15/44)	49	35,158

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.95%, 01/15/31 (Call 10/15/30)(a)	$274	$245,315
4.95%, 05/19/50 (Call 11/19/49)	205	147,543
5.25%, 04/01/44 (Call 10/01/43)	99	74,141
5.50%, 05/15/33	198	172,122
5.85%, 09/01/43 (Call 03/01/43)	286	232,421
5.90%, 10/15/40 (Call 04/15/40)	67	55,302
6.88%, 04/30/36	243	232,094
7.88%, 07/30/30	69	71,951
Thomson Reuters Corp.
5.50%, 08/15/35	45	44,948
5.65%, 11/23/43 (Call 05/23/43)(a)	67	65,760
5.85%, 04/15/40	11	11,349
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33	213	235,436
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	198	165,176
5.88%, 11/15/40 (Call 05/15/40)	230	198,570
6.55%, 05/01/37	276	261,332
6.75%, 06/15/39	276	266,465
7.30%, 07/01/38	290	292,841
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5	4,659
2.95%, 06/15/27	51	48,223
3.00%, 02/13/26	40	38,558
3.00%, 07/30/46	107	72,480
4.13%, 06/01/44	241	201,027
4.38%, 08/16/41	193	168,110
Series B, 7.00%, 03/01/32	10	11,212
Series E, 4.13%, 12/01/41	118	99,921
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	164	141,323
2.75%, 09/01/49 (Call 03/01/49)	581	367,315
3.38%, 11/15/26 (Call 08/15/26)	8	7,682
3.60%, 01/13/51 (Call 07/13/50)	540	401,212
3.70%, 10/15/25 (Call 07/15/25)	5	4,900
3.70%, 03/23/27	69	66,778
3.80%, 03/22/30	24	22,523
3.80%, 05/13/60 (Call 11/13/59)	617	456,614
4.63%, 03/23/40 (Call 09/23/39)	47	43,323
4.70%, 03/23/50 (Call 09/23/49)(a)	420	378,599
4.75%, 09/15/44 (Call 03/15/44)	130	117,931
4.75%, 11/15/46 (Call 05/15/46)	203	181,585
4.95%, 10/15/45 (Call 04/15/45)	194	179,569
5.40%, 10/01/43	244	240,983
6.15%, 03/01/37	70	75,190
6.15%, 02/15/41	130	138,007
6.40%, 12/15/35	25	27,182
6.55%, 03/15/33	46	50,757
6.65%, 11/15/37	198	221,327
7.75%, 12/01/45(a)	175	224,624
		21,879,269
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	35	33,893
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	35	30,702
5.25%, 10/01/54 (Call 04/01/54)(a)	100	87,004
		151,599
Security	Par (000)	Value

Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	$245	$219,242
3.75%, 10/01/30 (Call 07/01/30)	160	138,886
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	230	225,102
5.45%, 03/15/43 (Call 09/15/42)	290	273,531
Kinross Gold Corp., 4.50%, 07/15/27
(Call 04/15/27)	230	223,343
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	97	81,868
2.60%, 07/15/32 (Call 04/15/32)	215	177,676
2.80%, 10/01/29 (Call 07/01/29)	106	94,024
4.88%, 03/15/42 (Call 09/15/41)	384	351,331
5.45%, 06/09/44 (Call 12/09/43)	23	22,300
6.25%, 10/01/39	356	376,665
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%,
03/15/34 (Call 12/15/33)(c)	150	149,075
Rio Tinto Alcan Inc.
5.75%, 06/01/35	61	63,270
6.13%, 12/15/33	227	239,115
7.25%, 03/15/31	112	123,540
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	115	71,180
5.20%, 11/02/40	181	176,129
7.13%, 07/15/28	40	43,135
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	85	71,604
4.75%, 03/22/42 (Call 09/22/41)	172	158,708
5.13%, 03/09/53 (Call 09/09/52)	95	89,143
Southern Copper Corp.
5.88%, 04/23/45	225	223,410
6.75%, 04/16/40	150	163,936
7.50%, 07/27/35	150	173,432
		3,929,645
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	207	186,945
3.57%, 12/01/31 (Call 09/01/31)	388	335,705
4.25%, 04/01/28 (Call 07/01/24)	120	114,103
		636,753
Oil & Gas — 2.8%
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	75	64,506
5.25%, 02/01/42 (Call 08/01/41)	155	132,934
5.35%, 07/01/49 (Call 01/01/49)	20	16,976
6.00%, 01/15/37(a)	100	98,735
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	321	198,154
2.94%, 06/04/51 (Call 12/04/50)	353	224,838
3.00%, 02/24/50 (Call 08/24/49)	527	343,343
3.00%, 03/17/52 (Call 09/17/51)(a)	170	109,720
3.02%, 01/16/27 (Call 10/16/26)	40	38,015
3.07%, 03/30/50 (Call 09/30/49)(a)	70	64,619
3.38%, 02/08/61 (Call 08/08/60)	799	526,478
3.59%, 04/14/27 (Call 01/14/27)	20	19,207
3.63%, 04/06/30 (Call 01/06/30)	101	93,753
3.94%, 09/21/28 (Call 06/21/28)	118	113,069
4.23%, 11/06/28 (Call 08/06/28)	140	135,429
4.89%, 09/11/33 (Call 06/11/33)	15	14,556

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$68	$64,300
3.72%, 11/28/28 (Call 08/28/28)	55	52,024
Burlington Resources LLC
5.95%, 10/15/36	70	72,659
7.20%, 08/15/31	245	273,881
7.40%, 12/01/31	159	179,988
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	266	180,874
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	139	80,663
5.25%, 11/15/43 (Call 05/15/43)	95	94,998
Conoco Funding Co., 7.25%, 10/15/31	325	365,007
ConocoPhillips Co.
4.03%, 03/15/62 (Call 09/15/61)	380	284,749
4.30%, 11/15/44 (Call 05/15/44)	217	184,216
4.88%, 10/01/47 (Call 04/01/47)(a)	35	32,057
5.05%, 09/15/33 (Call 06/15/33)	55	54,252
5.30%, 05/15/53 (Call 11/15/52)	40	37,951
5.55%, 03/15/54 (Call 09/15/53)	196	193,098
5.70%, 09/15/63 (Call 03/15/63)	150	149,350
5.90%, 10/15/32	241	253,412
5.90%, 05/15/38	375	388,069
5.95%, 03/15/46 (Call 09/15/45)	250	260,119
6.50%, 02/01/39	222	244,701
6.95%, 04/15/29	624	675,882
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	140	118,611
5.00%, 06/15/45 (Call 12/15/44)	105	90,646
5.60%, 07/15/41 (Call 01/15/41)	291	273,600
7.88%, 09/30/31	64	72,604
7.95%, 04/15/32	61	69,463
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	479	439,332
4.25%, 03/15/52 (Call 09/15/51)	80	62,320
4.40%, 03/24/51 (Call 09/24/50)	93	74,460
5.90%, 04/18/64 (Call 10/18/63)	300	288,608
6.25%, 03/15/53 (Call 09/15/52)(a)	95	98,075
Eni USA Inc., 7.30%, 11/15/27	235	248,051
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	112	99,953
4.38%, 04/15/30 (Call 01/15/30)	53	51,326
4.95%, 04/15/50 (Call 10/15/49)	213	196,597
EQT Corp.
5.00%, 01/15/29 (Call 07/15/28)	195	190,033
5.75%, 02/01/34 (Call 11/01/33)(a)	165	163,572
7.00%, 02/01/30 (Call 11/01/29)	335	354,418
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	281	191,537
3.45%, 04/15/51 (Call 10/15/50)	663	478,094
3.48%, 03/19/30 (Call 12/19/29)	15	13,918
3.57%, 03/06/45 (Call 09/06/44)	128	97,903
4.11%, 03/01/46 (Call 09/01/45)	353	294,190
4.23%, 03/19/40 (Call 09/19/39)	337	297,370
4.33%, 03/19/50 (Call 09/19/49)	540	457,730
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	1,478	1,438,559
5.60%, 02/15/41(a)	55	54,736
6.00%, 01/15/40	76	78,186
7.13%, 03/15/33	403	450,509
7.30%, 08/15/31	557	620,685
7.88%, 10/01/29	526	586,687
Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	$394	$385,361
6.60%, 10/01/37	239	258,348
6.80%, 03/15/32	298	324,222
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	205	194,873
4.50%, 04/01/48 (Call 10/01/47)	78	62,766
4.75%, 09/15/44 (Call 03/15/44)	113	97,007
5.00%, 09/15/54 (Call 03/15/54)	40	33,781
5.13%, 12/15/26 (Call 09/15/26)	156	155,030
6.50%, 03/01/41 (Call 09/01/40)	296	312,131
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	100	79,131
6.13%, 01/01/31 (Call 07/01/30)(a)	134	136,938
6.20%, 03/15/40	170	171,093
6.45%, 09/15/36	410	426,956
6.60%, 03/15/46 (Call 09/15/45)	200	209,570
6.63%, 09/01/30 (Call 03/01/30)	50	52,242
7.50%, 05/01/31	335	368,912
7.88%, 09/15/31	30	33,622
7.95%, 06/15/39	65	74,621
8.88%, 07/15/30 (Call 01/15/30)	40	45,905
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	1,200	1,193,988
5.65%, 05/15/28 (Call 04/15/28)	160	161,578
6.25%, 07/15/33 (Call 04/15/33)(a)	140	143,805
6.50%, 08/15/34	228	237,613
6.50%, 02/01/38	155	159,411
6.63%, 08/15/37	105	108,538
7.10%, 07/15/53 (Call 01/15/53)	5	5,547
7.20%, 11/01/31	511	550,450
7.38%, 11/01/31	725	789,840
8.13%, 09/15/30	205	230,305
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	55	36,256
3.90%, 03/15/28 (Call 12/15/27)	76	72,566
4.65%, 11/15/34 (Call 05/15/34)	373	345,859
4.88%, 11/15/44 (Call 05/15/44)	377	338,845
5.88%, 05/01/42	277	280,662
Phillips 66 Co.
5.25%, 06/15/31 (Call 04/15/31)	75	74,318
5.30%, 06/30/33 (Call 03/30/33)	195	191,729
5.65%, 06/15/54 (Call 12/15/53)	110	106,080
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	520	338,653
3.13%, 11/07/49 (Call 05/07/49)	235	159,335
3.25%, 04/06/50 (Call 10/06/49)	390	270,826
3.75%, 09/12/46	208	161,514
4.00%, 05/10/46	425	342,300
4.13%, 05/11/35	712	651,150
4.38%, 05/11/45	495	425,687
4.55%, 08/12/43	60	53,607
6.38%, 12/15/38	515	565,346
Tosco Corp., 8.13%, 02/15/30	410	471,003
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	255	227,828
2.99%, 06/29/41 (Call 12/29/40)	47	34,196
3.13%, 05/29/50 (Call 11/29/49)(a)	505	342,853
3.39%, 06/29/60 (Call 12/29/59)	552	370,396
3.46%, 02/19/29 (Call 11/19/28)	164	153,724
3.46%, 07/12/49 (Call 01/12/49)	266	192,843

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital SA
3.88%, 10/11/28	$308	$295,156
5.15%, 04/05/34 (Call 01/05/34)	150	149,613
5.49%, 04/05/54 (Call 10/05/53)	350	345,901
5.64%, 04/05/64 (Call 10/05/63)	350	348,033
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	35	33,524
3.65%, 12/01/51 (Call 06/01/51)	209	145,280
4.00%, 04/01/29 (Call 01/01/29)	60	56,859
4.00%, 06/01/52 (Call 12/01/51)(a)	54	39,724
4.35%, 06/01/28 (Call 03/01/28)	36	34,855
4.90%, 03/15/45(a)	83	74,070
6.63%, 06/15/37	476	508,070
7.50%, 04/15/32	295	333,324
		29,843,924
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	441	419,411
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	755	682,032
3.34%, 12/15/27 (Call 09/15/27)	1,477	1,391,430
4.08%, 12/15/47 (Call 06/15/47)	94	75,022
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	396	352,957
3.80%, 11/15/25 (Call 08/15/25)	5	4,885
4.50%, 11/15/41 (Call 05/15/41)	127	110,033
4.75%, 08/01/43 (Call 02/01/43)	115	101,747
4.85%, 11/15/35 (Call 05/15/35)	342	326,606
5.00%, 11/15/45 (Call 05/15/45)(a)	340	311,235
6.70%, 09/15/38(a)	118	129,813
7.45%, 09/15/39	224	264,867
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	322	294,936
3.95%, 12/01/42 (Call 06/01/42)	137	103,130
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	479	419,454
4.50%, 05/15/28 (Call 04/15/28)	25	24,585
4.85%, 05/15/33 (Call 02/15/33)	45	44,054
		5,056,197
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	60	57,768
4.50%, 05/15/28 (Call 02/15/28)	88	85,080
5.63%, 05/26/33 (Call 02/26/33)	155	156,489
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	147	124,994
2.69%, 05/25/31 (Call 02/25/31)(a)	35	29,226
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	15	13,027
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(c)	360	351,257
Packaging Corp. of America, 4.05%, 12/15/49
(Call 06/15/49)	14	10,904
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (Call 01/03/34)(c)	250	245,702
5.78%, 04/03/54 (Call 10/03/53)(c)	200	196,762
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)(a)	24	21,213
5.75%, 11/01/40 (Call 05/01/40)	115	113,496
WestRock MWV LLC
7.95%, 02/15/31	18	20,326
8.20%, 01/15/30	93	105,036
Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	$55	$45,816
4.00%, 03/15/28 (Call 12/15/27)	30	28,674
4.20%, 06/01/32 (Call 03/01/32)	60	55,652
4.90%, 03/15/29 (Call 12/15/28)	69	68,180
		1,729,602
Pharmaceuticals — 4.4%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	645	555,820
4.25%, 11/14/28 (Call 08/14/28)(a)	87	84,609
4.25%, 11/21/49 (Call 05/21/49)	1,077	894,389
4.30%, 05/14/36 (Call 11/14/35)	402	368,039
4.40%, 11/06/42	550	482,117
4.45%, 05/14/46 (Call 11/14/45)	467	404,687
4.50%, 05/14/35 (Call 11/14/34)	729	683,395
4.70%, 05/14/45 (Call 11/14/44)	677	610,583
4.85%, 06/15/44 (Call 12/15/43)	113	104,256
4.88%, 11/14/48 (Call 05/14/48)	398	364,911
5.40%, 03/15/54 (Call 09/15/53)	30	29,574
5.50%, 03/15/64 (Call 09/15/63)	205	201,428
Astrazeneca Finance LLC
4.88%, 03/03/33 (Call 12/03/32)	410	403,934
5.00%, 02/26/34 (Call 11/26/33)	85	83,957
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	672	636,512
3.38%, 11/16/25	645	628,487
4.00%, 01/17/29 (Call 10/17/28)	556	534,218
4.00%, 09/18/42	225	188,575
4.38%, 11/16/45	415	359,184
4.38%, 08/17/48 (Call 02/17/48)	106	91,242
6.45%, 09/15/37	708	783,833
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	947	906,453
4.67%, 06/06/47 (Call 12/06/46)	483	420,805
4.69%, 12/15/44 (Call 06/15/44)	317	279,050
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)(a)	404	236,373
3.25%, 02/27/27(a)	115	110,199
3.25%, 08/01/42	338	249,733
3.70%, 03/15/52 (Call 09/15/51)	315	230,011
3.90%, 03/15/62 (Call 09/15/61)	310	223,374
4.25%, 10/26/49 (Call 04/26/49)	783	639,204
4.35%, 11/15/47 (Call 05/15/47)	365	303,767
4.50%, 03/01/44 (Call 09/01/43)	30	26,137
4.55%, 02/20/48 (Call 08/20/47)	282	241,748
4.63%, 05/15/44 (Call 11/15/43)	50	44,316
5.00%, 08/15/45 (Call 02/15/45)	186	172,376
5.55%, 02/22/54 (Call 08/22/53)	560	551,778
5.65%, 02/22/64 (Call 08/22/63)	415	405,374
6.25%, 11/15/53 (Call 05/15/53)	69	74,323
6.40%, 11/15/63 (Call 05/15/63)	250	272,253
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,299	1,232,918
3.75%, 09/15/25 (Call 06/15/25)	420	410,776
4.37%, 06/15/47 (Call 12/15/46)	137	110,549
4.60%, 03/15/43	97	82,901
4.90%, 09/15/45 (Call 03/15/45)	173	151,709
5.13%, 02/15/29 (Call 01/15/29)	85	84,377
5.45%, 02/15/34 (Call 11/15/33)	110	109,320
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	75	63,599

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.45%, 12/15/27 (Call 09/15/27)	$123	$116,020
4.25%, 03/01/45 (Call 09/01/44)	261	220,201
4.30%, 12/15/47 (Call 06/15/47)	171	140,857
5.13%, 02/15/34 (Call 11/15/33)	500	488,858
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	351	301,234
3.40%, 03/15/50 (Call 09/15/49)	247	168,037
3.40%, 03/15/51 (Call 09/15/50)	280	189,866
3.88%, 10/15/47 (Call 04/15/47)	351	265,535
4.13%, 11/15/25 (Call 09/15/25)	10	9,828
4.38%, 10/15/28 (Call 07/15/28)	976	943,075
4.80%, 08/15/38 (Call 02/15/38)	386	352,601
4.80%, 07/15/46 (Call 01/16/46)	309	272,319
4.90%, 12/15/48 (Call 06/15/48)	718	630,791
5.00%, 05/15/29 (Call 04/15/29)(a)	150	148,521
5.13%, 05/15/31 (Call 03/15/31)	125	123,644
5.25%, 02/15/34 (Call 11/15/33)	575	563,946
5.40%, 03/15/33 (Call 12/15/32)	235	234,612
5.60%, 02/15/54 (Call 08/15/53)	275	264,545
6.13%, 11/15/41	159	165,890
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	63	59,883
3.00%, 08/15/26 (Call 06/15/26)	10	9,492
3.25%, 08/15/29 (Call 05/15/29)	79	71,325
3.75%, 04/01/30 (Call 01/01/30)	53	48,415
4.13%, 04/01/40 (Call 10/01/39)	15	12,081
4.25%, 04/01/50 (Call 10/01/49)	56	42,482
4.30%, 03/25/28 (Call 12/25/27)	864	832,433
4.78%, 03/25/38 (Call 09/25/37)(a)	1,036	921,465
4.88%, 07/20/35 (Call 01/20/35)	200	185,635
5.05%, 03/25/48 (Call 09/25/47)	1,587	1,367,690
5.13%, 07/20/45 (Call 01/20/45)	778	686,522
5.25%, 02/21/33 (Call 11/21/32)(a)	340	330,316
5.30%, 06/01/33 (Call 03/01/33)	80	77,848
5.30%, 12/05/43 (Call 06/05/43)	265	241,224
5.63%, 02/21/53 (Call 08/21/52)	340	315,087
5.88%, 06/01/53 (Call 12/01/52)	205	196,520
6.00%, 06/01/63 (Call 12/01/62)	290	278,374
6.13%, 09/15/39	166	165,943
6.25%, 06/01/27(a)	139	142,460
Eli Lilly & Co.
2.50%, 09/15/60 (Call 03/15/60)	100	55,689
3.10%, 05/15/27 (Call 02/15/27)	78	74,309
3.38%, 03/15/29 (Call 12/15/28)	42	39,443
3.70%, 03/01/45 (Call 09/01/44)	116	92,583
3.95%, 05/15/47 (Call 11/15/46)	50	41,436
3.95%, 03/15/49 (Call 09/15/48)	560	452,128
4.15%, 03/15/59 (Call 09/15/58)	365	295,989
4.95%, 02/27/63 (Call 08/27/62)	40	36,887
5.00%, 02/09/54 (Call 08/09/53)	160	151,744
5.10%, 02/09/64 (Call 08/09/63)	290	274,436
5.50%, 03/15/27	60	60,988
5.55%, 03/15/37	130	136,279
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	74	63,671
5.38%, 04/15/34(a)	54	56,057
6.38%, 05/15/38	614	677,405
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	206	114,693
3.50%, 01/15/48 (Call 07/15/47)	142	108,044
3.70%, 03/01/46 (Call 09/01/45)	298	237,556
Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 03/03/47 (Call 09/03/46)	$297	$237,587
4.38%, 12/05/33 (Call 06/05/33)	32	31,120
4.50%, 09/01/40	61	57,065
4.50%, 12/05/43 (Call 06/05/43)	192	177,885
4.85%, 05/15/41	178	173,031
4.95%, 05/15/33(a)	42	42,720
5.85%, 07/15/38(a)	232	249,615
5.95%, 08/15/37(a)	188	203,839
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)	89	85,400
4.90%, 07/15/28 (Call 06/15/28)	67	66,570
5.10%, 07/15/33 (Call 04/15/33)	687	683,630
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	309	303,892
4.60%, 06/01/44 (Call 12/01/43)	225	195,432
5.90%, 11/01/39	226	228,368
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	75	44,222
2.75%, 12/10/51 (Call 06/10/51)	240	149,123
2.90%, 12/10/61 (Call 06/10/61)	700	416,608
3.60%, 09/15/42 (Call 03/15/42)	300	236,454
3.70%, 02/10/45 (Call 08/10/44)	610	476,654
3.90%, 03/07/39 (Call 09/07/38)	27	23,130
4.00%, 03/07/49 (Call 09/07/48)	377	302,299
4.15%, 05/18/43	427	362,499
4.30%, 05/17/30 (Call 03/17/30)(a)	25	24,190
4.50%, 05/17/33 (Call 02/17/33)(a)	265	254,821
5.15%, 05/17/63 (Call 11/17/62)	290	273,918
6.50%, 12/01/33	302	333,896
6.55%, 09/15/37	147	164,781
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	205	217,286
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	99	79,744
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	155	99,717
4.00%, 11/20/45 (Call 05/20/45)	160	133,509
4.40%, 05/06/44	66	58,660
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)(a)	650	414,876
4.00%, 12/15/36	75	66,568
4.00%, 03/15/49 (Call 09/15/48)	363	291,069
4.13%, 12/15/46	186	153,766
4.20%, 09/15/48 (Call 03/15/48)	366	302,879
4.40%, 05/15/44	25	22,196
7.20%, 03/15/39	217	255,323
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33 (Call 02/19/33)	636	615,280
5.30%, 05/19/53 (Call 11/19/52)	875	837,217
5.34%, 05/19/63 (Call 11/19/62)	1,155	1,084,910
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	203	193,795
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	532	357,626
3.38%, 07/09/60 (Call 01/09/60)	252	162,122
5.00%, 11/26/28 (Call 08/26/28)	160	158,390
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	120	98,330
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	499	336,922
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	110	91,844
3.00%, 09/12/27 (Call 06/12/27)	1,226	1,145,584
3.00%, 05/15/50 (Call 11/15/49)	10	6,538

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 08/20/28 (Call 05/20/28)	$382	$363,688
3.95%, 09/12/47 (Call 03/12/47)	194	152,328
4.45%, 08/20/48 (Call 02/20/48)	10	8,503
4.50%, 11/13/25 (Call 08/13/25)	2,078	2,050,320
4.70%, 02/01/43 (Call 08/01/42)	458	408,740
5.40%, 11/14/25 (Call 10/14/25)	90	89,978
5.60%, 11/16/32 (Call 08/16/32)	860	878,170
		47,616,712
Pipelines — 3.4%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	640	622,192
4.80%, 05/03/29 (Call 02/03/29)	129	125,695
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	120	95,834
3.70%, 11/15/29 (Call 05/18/29)	704	647,053
5.13%, 06/30/27 (Call 01/01/27)	143	141,886
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 06/11/24)	315	303,972
5.65%, 04/15/34 (Call 10/15/33)(c)	500	496,222
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	227	192,670
4.00%, 03/01/31 (Call 03/01/26)	20	18,067
4.50%, 10/01/29 (Call 10/01/24)	75	71,305
5.95%, 06/30/33 (Call 12/30/32)	187	188,861
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	31	30,384
DCP Midstream Operating LP
5.13%, 05/15/29 (Call 02/15/29)	80	78,926
5.60%, 04/01/44 (Call 10/01/43)(a)	75	71,998
8.13%, 08/16/30	55	62,181
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	144	165,087
Series B, 7.50%, 04/15/38	127	145,039
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	665	524,571
3.13%, 11/15/29 (Call 08/15/29)	80	72,032
3.40%, 08/01/51 (Call 02/01/51)(a)	120	81,095
3.70%, 07/15/27 (Call 04/15/27)	59	56,470
4.00%, 11/15/49 (Call 05/15/49)(a)	133	100,332
4.25%, 12/01/26 (Call 09/01/26)	71	69,153
4.50%, 06/10/44 (Call 12/10/43)	94	77,993
5.25%, 04/05/27 (Call 03/05/27)	100	99,786
5.30%, 04/05/29 (Call 03/05/29)	60	59,922
5.50%, 12/01/46 (Call 06/01/46)	162	155,297
5.63%, 04/05/34 (Call 01/05/34)	235	233,544
5.70%, 03/08/33 (Call 12/08/32)	425	426,605
5.90%, 11/15/26 (Call 10/15/26)	245	247,654
5.95%, 04/05/54 (Call 10/05/53)	225	223,854
6.00%, 11/15/28 (Call 10/15/28)	20	20,533
6.20%, 11/15/30 (Call 09/15/30)	105	109,744
6.70%, 11/15/53 (Call 05/15/53)	65	71,189
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	145	136,684
4.90%, 03/15/35 (Call 09/15/34)	30	27,969
4.95%, 05/15/28 (Call 02/15/28)	216	212,360
5.00%, 05/15/44 (Call 11/15/43)	970	836,918
5.00%, 05/15/50 (Call 11/15/49)	395	335,280
5.40%, 10/01/47 (Call 04/01/47)	60	53,885
5.75%, 02/15/33 (Call 11/15/32)	85	85,253
5.95%, 05/15/54 (Call 11/15/53)	50	48,217
6.00%, 06/15/48 (Call 12/15/47)	135	130,352
Security	Par (000)	Value

Pipelines (continued)
6.25%, 04/15/49 (Call 10/15/48)	$250	$249,109
6.63%, 10/15/36	99	103,951
7.50%, 07/01/38	120	135,969
EnLink Midstream LLC, 5.38%, 06/01/29
(Call 03/01/29)(a)	723	704,675
Enterprise Products Operating LLC
3.13%, 07/31/29 (Call 04/30/29)	75	68,521
3.30%, 02/15/53 (Call 08/15/52)	55	37,126
3.70%, 01/31/51 (Call 07/31/50)	35	25,770
3.95%, 01/31/60 (Call 07/31/59)	179	131,347
4.20%, 01/31/50 (Call 07/31/49)	174	140,467
4.25%, 02/15/48 (Call 08/15/47)	88	72,106
4.45%, 02/15/43 (Call 08/15/42)	211	181,681
4.80%, 02/01/49 (Call 08/01/48)	178	157,586
4.85%, 08/15/42 (Call 02/15/42)	176	160,146
4.85%, 03/15/44 (Call 09/15/43)	232	209,750
4.90%, 05/15/46 (Call 11/15/45)	142	128,480
4.95%, 10/15/54 (Call 04/15/54)	95	84,729
5.10%, 02/15/45 (Call 08/15/44)	277	258,438
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(b)	302	281,532
5.70%, 02/15/42	120	120,482
5.95%, 02/01/41	181	186,218
6.13%, 10/15/39	100	104,524
6.45%, 09/01/40	159	171,421
7.55%, 04/15/38	125	147,190
Series D, 6.88%, 03/01/33	58	64,035
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(b)	199	190,823
Series H, 6.65%, 10/15/34	14	15,336
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	28	23,575
5.00%, 08/15/42 (Call 02/15/42)	27	23,636
5.00%, 03/01/43 (Call 09/01/42)	113	98,901
5.40%, 09/01/44 (Call 03/01/44)	123	112,753
5.50%, 03/01/44 (Call 09/01/43)	170	157,019
5.63%, 09/01/41	90	84,534
5.80%, 03/15/35	188	188,011
6.38%, 03/01/41	128	129,836
6.50%, 02/01/37	138	142,829
6.50%, 09/01/39	143	147,039
6.55%, 09/15/40	95	97,874
6.95%, 01/15/38	266	288,249
7.30%, 08/15/33	191	212,098
7.40%, 03/15/31	139	152,803
7.50%, 11/15/40	64	71,519
7.75%, 03/15/32	211	236,102
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	135	86,246
3.60%, 02/15/51 (Call 08/15/50)(a)	97	66,398
4.30%, 03/01/28 (Call 12/01/27)	154	149,382
4.80%, 02/01/33 (Call 11/01/32)	95	89,400
5.00%, 02/01/29 (Call 01/01/29)(a)	205	201,989
5.05%, 02/15/46 (Call 08/15/45)	245	213,875
5.20%, 06/01/33 (Call 03/01/33)	250	241,408
5.20%, 03/01/48 (Call 09/01/47)	115	101,729
5.30%, 12/01/34 (Call 06/01/34)	301	291,346
5.40%, 02/01/34 (Call 11/01/33)	295	288,846
5.45%, 08/01/52 (Call 02/01/52)	105	96,304
5.55%, 06/01/45 (Call 12/01/44)	407	381,576
7.75%, 01/15/32(a)	288	323,602

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.80%, 08/01/31	$268	$303,401
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	169	161,304
4.13%, 03/01/27 (Call 12/01/26)	531	514,527
4.25%, 12/01/27 (Call 09/01/27)	76	73,425
4.50%, 04/15/38 (Call 10/15/37)	253	219,993
4.70%, 04/15/48 (Call 10/15/47)	313	259,397
4.80%, 02/15/29 (Call 11/15/28)	167	163,466
4.90%, 04/15/58 (Call 10/15/57)	212	174,249
4.95%, 03/14/52 (Call 09/14/51)	120	102,160
5.20%, 03/01/47 (Call 09/01/46)	332	298,094
5.50%, 02/15/49 (Call 08/15/48)	321	296,969
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	43	41,543
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,494	1,430,189
3.10%, 03/15/30 (Call 12/15/29)	198	175,553
3.40%, 09/01/29 (Call 06/01/29)	242	220,627
3.95%, 03/01/50 (Call 09/01/49)	140	101,728
4.00%, 07/13/27 (Call 04/13/27)	489	470,451
4.20%, 10/03/47 (Call 04/03/47)	20	15,395
4.25%, 09/15/46 (Call 03/15/46)	67	52,171
4.35%, 03/15/29 (Call 12/15/28)	395	378,686
4.45%, 09/01/49 (Call 03/01/49)	43	33,930
4.50%, 03/15/50 (Call 09/15/49)	27	21,464
4.55%, 07/15/28 (Call 04/15/28)	438	425,114
4.85%, 02/01/49 (Call 08/01/48)	100	84,685
4.95%, 07/13/47 (Call 01/06/47)	90	76,929
5.15%, 10/15/43 (Call 04/15/43)	43	38,611
5.55%, 11/01/26 (Call 10/01/26)	265	265,621
5.65%, 11/01/28 (Call 10/01/28)	230	232,604
5.80%, 11/01/30 (Call 09/01/30)	55	56,013
5.85%, 01/15/26 (Call 12/15/25)	527	529,405
6.05%, 09/01/33 (Call 06/01/33)	380	389,170
6.10%, 11/15/32 (Call 08/15/32)	305	314,155
6.35%, 01/15/31 (Call 10/15/30)	180	187,929
6.63%, 09/01/53 (Call 03/01/53)	110	117,636
7.15%, 01/15/51 (Call 07/15/50)	39	42,981
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	5	5,015
6.20%, 09/15/43 (Call 03/15/43)	141	142,531
6.65%, 10/01/36	242	254,175
6.85%, 10/15/37	228	244,240
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	139	126,360
4.70%, 06/15/44 (Call 12/15/43)	36	29,841
5.15%, 06/01/42 (Call 12/01/41)	59	52,126
6.65%, 01/15/37	226	237,715
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	489	471,170
4.50%, 05/15/30 (Call 11/15/29)	201	191,948
5.00%, 03/15/27 (Call 09/15/26)	629	623,652
5.88%, 06/30/26 (Call 12/31/25)(a)	172	172,657
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	168	160,359
4.50%, 03/15/45 (Call 09/15/44)	256	209,890
5.95%, 09/25/43 (Call 03/25/43)	231	228,622
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	355	318,704
4.95%, 04/15/52 (Call 10/15/51)	200	170,272
6.13%, 03/15/33 (Call 12/15/32)	50	51,307
Security	Par (000)	Value

Pipelines (continued)
6.15%, 03/01/29 (Call 02/01/29)	$75	$77,325
6.25%, 07/01/52 (Call 01/01/52)	35	35,249
6.50%, 03/30/34 (Call 12/30/33)	373	393,740
6.50%, 02/15/53 (Call 08/15/52)	195	204,344
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	305	272,389
4.88%, 02/01/31 (Call 02/01/26)	30	28,517
5.50%, 03/01/30 (Call 03/01/25)	120	118,720
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	291	278,211
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	184,584
7.00%, 10/15/28(a)	156	164,959
7.63%, 04/01/37	20	22,603
Texas Eastern Transmission LP, 7.00%, 07/15/32	463	504,258
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	93	87,259
4.25%, 05/15/28 (Call 02/15/28)	117	112,620
4.63%, 03/01/34 (Call 12/01/33)	365	338,960
4.75%, 05/15/38 (Call 11/15/37)	55	49,855
4.88%, 05/15/48 (Call 11/15/47)	121	105,525
5.10%, 03/15/49 (Call 09/15/48)(a)	178	160,894
5.60%, 03/31/34	167	165,582
5.85%, 03/15/36	193	193,945
6.10%, 06/01/40	91	92,264
6.20%, 10/15/37	255	261,595
7.25%, 08/15/38	138	155,214
7.63%, 01/15/39	266	308,039
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	173	130,748
4.00%, 03/15/28 (Call 12/15/27)	38	36,363
4.45%, 08/01/42 (Call 02/01/42)	100	86,699
4.60%, 03/15/48 (Call 09/15/47)	176	150,061
5.40%, 08/15/41 (Call 02/15/41)	83	80,386
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	197	191,579
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	305	283,014
4.50%, 03/01/28 (Call 12/01/27)	25	24,129
4.75%, 08/15/28 (Call 05/15/28)	55	53,581
5.25%, 02/01/50 (Call 08/01/49)	195	169,790
5.30%, 03/01/48 (Call 09/01/47)	130	111,867
5.45%, 04/01/44 (Call 10/01/43)	80	71,856
5.50%, 08/15/48 (Call 02/15/48)	70	60,682
6.15%, 04/01/33 (Call 01/01/33)	477	484,926
6.35%, 01/15/29 (Call 12/15/28)	40	41,206
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	28	26,757
4.85%, 03/01/48 (Call 09/01/47)	193	166,786
4.90%, 01/15/45 (Call 07/15/44)	122	106,740
5.10%, 09/15/45 (Call 03/15/45)	250	226,612
5.40%, 03/04/44 (Call 09/04/43)	142	133,641
5.75%, 06/24/44 (Call 12/24/43)	52	50,839
5.80%, 11/15/43 (Call 05/15/43)	132	129,213
6.30%, 04/15/40	333	344,757
8.75%, 03/15/32	91	107,946
Series A, 7.50%, 01/15/31	50	55,019
		36,386,362
Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54
(Call 09/04/53)(a)	150	149,945

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(a)	$528	$435,516
4.88%, 03/01/26 (Call 12/01/25)	2,822	2,786,058
5.50%, 04/01/29 (Call 03/01/29)	110	109,926
5.95%, 08/15/34 (Call 05/15/34)	100	100,828
Jones Lang LaSalle Inc., 6.88%, 12/01/28
(Call 11/01/28)	5	5,231
		3,437,559
Real Estate Investment Trusts — 4.0%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)	125	97,518
4.80%, 10/01/32 (Call 07/01/32)	20	18,769
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	405	303,595
2.00%, 05/18/32 (Call 02/18/32)	120	93,500
2.75%, 12/15/29 (Call 09/15/29)	18	15,743
2.95%, 03/15/34 (Call 12/15/33)	135	108,788
3.00%, 05/18/51 (Call 11/18/50)	225	135,867
3.38%, 08/15/31 (Call 05/15/31)	10	8,782
3.55%, 03/15/52 (Call 09/15/51)	200	134,416
3.95%, 01/15/27 (Call 10/15/26)	61	58,713
3.95%, 01/15/28 (Call 10/15/27)	118	112,691
4.00%, 02/01/50 (Call 08/01/49)	209	154,163
4.50%, 07/30/29 (Call 04/30/29)	188	180,438
4.70%, 07/01/30 (Call 04/01/30)	118	113,352
4.85%, 04/15/49 (Call 10/15/48)	135	114,255
4.90%, 12/15/30 (Call 09/15/30)	14	13,636
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)(a)	35	22,615
3.63%, 04/15/32 (Call 01/15/32)	180	156,038
4.25%, 02/15/28 (Call 11/15/27)	35	33,417
4.30%, 04/15/52 (Call 10/15/51)	22	16,873
4.90%, 02/15/29 (Call 11/15/28)	41	39,840
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	110	88,796
2.10%, 06/15/30 (Call 03/15/30)	255	211,961
2.30%, 09/15/31 (Call 06/15/31)	205	165,966
2.70%, 04/15/31 (Call 01/15/31)	195	163,999
2.75%, 01/15/27 (Call 11/15/26)	80	75,012
2.90%, 01/15/30 (Call 10/15/29)	316	276,906
2.95%, 01/15/51 (Call 07/15/50)(a)	265	164,337
3.10%, 06/15/50 (Call 12/15/49)(a)	290	185,913
3.13%, 01/15/27 (Call 10/15/26)	308	291,184
3.38%, 10/15/26 (Call 07/15/26)	451	430,321
3.55%, 07/15/27 (Call 04/15/27)	345	326,763
3.60%, 01/15/28 (Call 10/15/27)	315	296,123
3.70%, 10/15/49 (Call 04/15/49)(a)	194	140,129
3.80%, 08/15/29 (Call 05/15/29)	342	316,396
3.95%, 03/15/29 (Call 12/15/28)	77	72,210
4.00%, 06/01/25 (Call 03/01/25)	240	236,198
4.40%, 02/15/26 (Call 11/15/25)	369	362,251
5.20%, 02/15/29 (Call 01/15/29)(a)	85	84,382
5.45%, 02/15/34 (Call 11/15/33)	100	98,774
5.55%, 07/15/33 (Call 04/15/33)	335	333,032
5.90%, 11/15/33 (Call 08/15/33)	255	260,594
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)(a)	230	187,004
2.30%, 03/01/30 (Call 12/01/29)	67	57,476
3.20%, 01/15/28 (Call 10/15/27)	18	16,851
3.30%, 06/01/29 (Call 03/01/29)	37	33,861
3.90%, 10/15/46 (Call 04/15/46)(a)	91	70,961
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 07/01/47 (Call 01/01/47)	$80	$64,494
5.00%, 02/15/33 (Call 11/15/32)	290	281,452
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	325	240,153
2.55%, 04/01/32 (Call 01/01/32)	260	202,566
2.75%, 10/01/26 (Call 07/01/26)	642	598,149
2.90%, 03/15/30 (Call 12/15/29)	121	102,350
3.25%, 01/30/31 (Call 10/30/30)	316	266,285
3.40%, 06/21/29 (Call 03/21/29)	189	167,278
3.65%, 02/01/26 (Call 11/03/25)	478	460,334
4.50%, 12/01/28 (Call 09/01/28)	173	162,817
6.50%, 01/15/34 (Call 10/15/33)(a)	155	157,491
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	95	77,529
3.90%, 03/15/27 (Call 12/15/26)	91	86,928
4.05%, 07/01/30 (Call 04/01/30)	102	93,913
4.13%, 06/15/26 (Call 03/15/26)	134	130,087
4.13%, 05/15/29 (Call 02/15/29)	98	91,902
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	19	16,658
3.15%, 07/01/29 (Call 04/01/29)	52	47,004
3.35%, 11/01/49 (Call 05/01/49)(a)	19	13,179
4.10%, 10/15/28 (Call 07/15/28)	31	29,708
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	325	275,097
2.25%, 03/15/26 (Call 02/15/26)	995	936,724
2.75%, 04/15/31 (Call 01/15/31)	147	120,998
2.90%, 12/01/33 (Call 09/01/33)	75	58,514
Crown Castle Inc.
1.35%, 07/15/25 (Call 06/15/25)	130	123,926
2.10%, 04/01/31 (Call 01/01/31)	352	283,251
2.25%, 01/15/31 (Call 10/15/30)	276	226,029
2.50%, 07/15/31 (Call 04/15/31)	347	285,048
3.10%, 11/15/29 (Call 08/15/29)	155	137,703
3.25%, 01/15/51 (Call 07/15/50)(a)	284	187,350
3.30%, 07/01/30 (Call 04/01/30)	302	267,174
3.65%, 09/01/27 (Call 06/01/27)	137	129,932
3.70%, 06/15/26 (Call 03/15/26)	157	151,469
3.80%, 02/15/28 (Call 11/15/27)	1,422	1,342,140
4.00%, 03/01/27 (Call 12/01/26)	138	132,881
4.00%, 11/15/49 (Call 05/15/49)	122	92,433
4.15%, 07/01/50 (Call 01/01/50)	190	147,418
4.30%, 02/15/29 (Call 11/15/28)(a)	929	884,125
4.45%, 02/15/26 (Call 11/15/25)	1,222	1,199,989
4.75%, 05/15/47 (Call 11/15/46)(a)	193	163,461
4.80%, 09/01/28 (Call 08/01/28)	45	43,929
5.00%, 01/11/28 (Call 12/11/27)	400	393,701
5.10%, 05/01/33 (Call 02/01/33)	650	624,133
5.20%, 02/15/49 (Call 08/15/48)(a)	147	133,054
5.60%, 06/01/29 (Call 05/01/29)	115	115,729
5.80%, 03/01/34 (Call 12/01/33)	191	192,298
CubeSmart LP
2.50%, 02/15/32 (Call 11/15/31)	140	113,324
3.00%, 02/15/30 (Call 11/15/29)(a)	40	35,052
4.38%, 02/15/29 (Call 11/15/28)	15	14,292
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	605	557,034
3.70%, 08/15/27 (Call 05/15/27)	127	120,909
4.45%, 07/15/28 (Call 04/15/28)	105	101,446
5.55%, 01/15/28 (Call 12/15/27)	600	603,179

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
DOC DR LLC
2.63%, 11/01/31 (Call 08/01/31)	$30	$24,670
3.95%, 01/15/28 (Call 10/15/27)	29	27,665
4.30%, 03/15/27 (Call 12/15/26)(a)	99	96,437
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	50	41,514
4.95%, 04/15/28 (Call 01/15/28)	210	200,698
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	26	23,339
2.15%, 07/15/30 (Call 04/15/30)	587	486,759
2.50%, 05/15/31 (Call 02/15/31)	305	253,094
2.90%, 11/18/26 (Call 09/18/26)	95	89,346
2.95%, 09/15/51 (Call 03/15/51)(a)	199	122,462
3.00%, 07/15/50 (Call 01/15/50)	184	116,067
3.20%, 11/18/29 (Call 08/18/29)	685	613,565
3.40%, 02/15/52 (Call 08/15/51)	125	84,744
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	10	8,037
2.50%, 02/15/30 (Call 11/15/29)	160	138,496
3.00%, 07/01/29 (Call 04/01/29)	79	71,379
3.25%, 08/01/27 (Call 05/01/27)	38	35,813
3.50%, 03/01/28 (Call 12/01/27)	47	44,362
4.00%, 08/01/47 (Call 02/01/47)(a)	27	20,724
4.15%, 12/01/28 (Call 09/01/28)	33	31,747
4.50%, 06/01/45 (Call 12/01/44)	50	41,876
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	260	212,360
2.65%, 09/01/50 (Call 03/01/50)(a)	35	19,679
3.00%, 01/15/30 (Call 10/15/29)	10	8,798
4.00%, 03/01/29 (Call 12/01/28)	55	51,637
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	130	102,967
2.40%, 10/15/31 (Call 07/15/31)	120	97,783
3.88%, 12/15/27 (Call 09/15/27)	19	18,019
4.00%, 06/15/29 (Call 03/15/29)	9	8,415
5.50%, 07/01/30 (Call 05/01/30)	25	25,005
Federal Realty OP LP
3.20%, 06/15/29 (Call 03/15/29)	621	559,938
3.25%, 07/15/27 (Call 04/15/27)	360	337,923
3.50%, 06/01/30 (Call 03/01/30)	475	428,108
4.50%, 12/01/44 (Call 06/01/44)	208	169,686
5.38%, 05/01/28 (Call 04/01/28)	615	613,106
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	140	116,270
4.00%, 01/15/30 (Call 10/15/29)	138	125,108
4.00%, 01/15/31 (Call 10/15/30)	107	95,140
5.30%, 01/15/29 (Call 10/15/28)(a)	226	221,424
5.75%, 06/01/28 (Call 03/03/28)	158	157,608
Healthcare Realty Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	20	17,373
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)	338	298,327
3.25%, 07/15/26 (Call 05/15/26)	15	14,323
3.50%, 07/15/29 (Call 04/15/29)	274	251,570
4.00%, 06/01/25 (Call 03/01/25)	438	430,380
6.75%, 02/01/41 (Call 08/01/40)	151	164,908
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	87	73,215
4.20%, 04/15/29 (Call 01/15/29)	72	65,784
7.65%, 02/01/34 (Call 11/01/33)	100	107,324
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	$197	$193,324
Series F, 4.50%, 02/01/26 (Call 11/01/25)	501	490,555
Series H, 3.38%, 12/15/29 (Call 09/15/29)	137	121,705
Series I, 3.50%, 09/15/30 (Call 06/15/30)	245	216,101
Series J, 2.90%, 12/15/31 (Call 09/15/31)	80	66,392
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	10	7,846
2.70%, 01/15/34 (Call 10/15/33)	115	90,455
4.15%, 04/15/32 (Call 01/15/32)(a)	120	109,237
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	300	223,460
3.05%, 02/15/30 (Call 11/15/29)	145	121,893
4.25%, 08/15/29 (Call 05/15/29)	267	240,807
4.75%, 12/15/28 (Call 09/15/28)	12	11,326
Kimco Realty OP LLC
2.80%, 10/01/26 (Call 07/01/26)	36	33,996
3.70%, 10/01/49 (Call 04/01/49)	88	62,654
3.80%, 04/01/27 (Call 01/01/27)	101	97,039
4.13%, 12/01/46 (Call 06/01/46)(a)	135	102,158
4.25%, 04/01/45 (Call 10/01/44)	120	95,213
4.45%, 09/01/47 (Call 03/01/47)	48	37,875
4.60%, 02/01/33 (Call 11/01/32)(a)	190	177,327
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)(a)	35	33,697
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	35	33,254
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	210	166,883
2.75%, 03/15/30 (Call 12/15/29)(a)	35	30,801
3.95%, 03/15/29 (Call 12/15/28)	20	19,049
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	12	10,197
3.00%, 04/15/52 (Call 10/15/51)(a)	45	27,844
3.10%, 04/15/50 (Call 10/15/49)	93	58,677
3.50%, 04/15/51 (Call 10/15/50)(a)	75	52,120
4.30%, 10/15/28 (Call 07/15/28)	7	6,725
4.80%, 10/15/48 (Call 04/15/48)	31	26,168
5.60%, 10/15/33 (Call 07/15/33)	25	24,870
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	280	224,308
3.38%, 02/01/31 (Call 11/01/30)	132	112,199
3.63%, 10/01/29 (Call 07/01/29)	225	200,140
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	5	3,613
3.15%, 08/15/30 (Call 05/15/30)	57	45,033
9.25%, 07/20/28 (Call 06/20/28)	310	331,179
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	98	90,247
2.13%, 10/15/50 (Call 04/15/50)	110	58,814
2.25%, 04/15/30 (Call 01/15/30)	88	75,051
3.00%, 04/15/50 (Call 10/15/49)	268	174,238
3.25%, 10/01/26 (Call 07/01/26)	32	30,582
3.88%, 09/15/28 (Call 06/15/28)(a)	131	124,996
4.38%, 02/01/29 (Call 11/01/28)	81	78,752
4.38%, 09/15/48 (Call 03/15/48)	60	49,963
4.63%, 01/15/33 (Call 10/15/32)	125	119,142
4.75%, 06/15/33 (Call 03/15/33)	280	268,602
4.88%, 06/15/28 (Call 05/15/28)	100	99,224
5.13%, 01/15/34 (Call 10/15/33)	175	172,140

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	$265	$216,713
2.30%, 05/01/31 (Call 02/01/31)	55	45,855
5.35%, 08/01/53 (Call 02/01/53)	20	19,278
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	150	112,168
2.85%, 12/15/32 (Call 09/15/32)	310	254,728
3.25%, 06/15/29 (Call 03/15/29)	21	19,231
3.25%, 01/15/31 (Call 10/15/30)	85	74,997
3.40%, 01/15/30 (Call 10/15/29)	38	34,392
3.65%, 01/15/28 (Call 10/15/27)	92	87,243
4.00%, 07/15/29 (Call 04/15/29)	59	55,558
4.90%, 07/15/33 (Call 04/15/33)	120	114,396
5.63%, 10/13/32 (Call 07/13/32)	380	383,759
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	99	88,350
3.60%, 02/01/27 (Call 11/01/26)	48	46,036
4.13%, 03/15/28 (Call 12/15/27)	40	38,365
4.40%, 02/01/47 (Call 08/01/46)	147	119,564
4.65%, 03/15/49 (Call 09/15/48)	111	92,400
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	121	99,607
3.90%, 10/15/29 (Call 07/15/29)	92	82,225
5.13%, 08/15/26 (Call 05/15/26)	428	419,961
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)	120	98,718
2.25%, 01/15/32 (Call 10/15/31)	290	233,704
2.45%, 09/13/29 (Call 06/13/29)	250	217,905
2.65%, 07/15/30 (Call 04/15/30)	25	21,640
2.65%, 02/01/32 (Call 12/01/31)	50	41,528
3.25%, 09/13/49 (Call 03/13/49)(a)	352	236,457
3.80%, 07/15/50 (Call 01/15/50)	41	30,225
4.25%, 10/01/44 (Call 04/01/44)	90	73,028
4.25%, 11/30/46 (Call 05/30/46)	111	90,197
4.75%, 03/15/42 (Call 09/15/41)	135	119,204
5.50%, 03/08/33 (Call 12/08/32)	393	393,674
6.75%, 02/01/40 (Call 11/01/39)	206	224,602
SITE Centers Corp., 4.70%, 06/01/27
(Call 03/01/27)	50	49,501
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	35	27,985
4.50%, 03/15/28 (Call 12/15/27)	35	33,129
4.63%, 03/15/29 (Call 12/15/28)	38	35,816
Sun Communities Operating LP
4.20%, 04/15/32 (Call 01/15/32)	65	58,068
5.70%, 01/15/33 (Call 10/15/32)	125	123,101
Tanger Properties LP, 3.88%, 07/15/27
(Call 04/15/27)	15	14,126
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	260	195,584
2.10%, 08/01/32 (Call 05/01/32)(a)	10	7,726
2.10%, 06/15/33 (Call 03/15/33)(a)	65	48,762
3.00%, 08/15/31 (Call 05/15/31)	129	110,406
3.10%, 11/01/34 (Call 08/01/34)	10	8,012
3.20%, 01/15/30 (Call 10/15/29)	41	36,712
4.40%, 01/26/29 (Call 10/26/28)	31	29,719
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	93	75,914
3.00%, 01/15/30 (Call 10/15/29)	152	133,105
3.85%, 04/01/27 (Call 01/01/27)	58	55,593
4.00%, 03/01/28 (Call 12/01/27)	46	43,734
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 02/01/45 (Call 08/01/44)	$71	$56,350
4.40%, 01/15/29 (Call 10/15/28)	196	187,522
4.75%, 11/15/30 (Call 08/15/30)(a)	255	243,178
4.88%, 04/15/49 (Call 10/15/48)	125	106,203
5.70%, 09/30/43 (Call 03/30/43)	81	77,228
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	317	308,108
4.95%, 02/15/30 (Call 12/15/29)	259	248,430
5.13%, 05/15/32 (Call 02/15/32)(a)	354	335,447
5.63%, 05/15/52 (Call 11/15/51)	152	136,333
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	95	82,448
2.70%, 02/15/27 (Call 12/15/26)	77	72,278
2.75%, 01/15/31 (Call 10/15/30)	200	171,066
2.75%, 01/15/32 (Call 10/15/31)	415	346,471
2.80%, 06/01/31 (Call 03/01/31)	280	237,851
3.10%, 01/15/30 (Call 10/15/29)	210	187,239
4.13%, 03/15/29 (Call 12/15/28)	200	189,896
4.25%, 04/01/26 (Call 01/01/26)	49	47,951
4.25%, 04/15/28 (Call 01/15/28)	144	138,570
4.95%, 09/01/48 (Call 03/01/48)	145	130,175
6.50%, 03/15/41 (Call 09/15/40)	212	228,414
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	256	239,402
4.00%, 04/15/30 (Call 01/15/30)	270	251,159
6.95%, 10/01/27	244	256,334
7.38%, 03/15/32	655	732,863
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	115	87,522
3.85%, 07/15/29 (Call 04/15/29)	107	99,211
		43,447,621
Retail — 2.1%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)(a)	156	146,307
3.85%, 03/01/32 (Call 12/01/31)(a)	70	61,640
4.75%, 06/01/30 (Call 03/01/30)	236	224,847
AutoZone Inc.
3.75%, 04/18/29 (Call 01/18/29)	74	69,335
5.05%, 07/15/26(a)	20	19,880
5.20%, 08/01/33 (Call 05/01/33)	45	44,306
6.55%, 11/01/33 (Call 08/01/33)	25	26,860
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	2,295	1,889,747
4.45%, 10/01/28 (Call 07/01/28)	2,004	1,944,375
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	73	60,872
1.75%, 04/20/32 (Call 01/20/32)	51	40,701
Darden Restaurants Inc., 4.55%, 02/15/48
(Call 08/15/47)	56	44,850
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	10	9,080
4.13%, 04/03/50 (Call 10/03/49)	72	54,548
5.50%, 11/01/52 (Call 05/01/52)(a)	15	13,870
Dollar Tree Inc.
3.38%, 12/01/51 (Call 06/01/51)	105	68,056
4.20%, 05/15/28 (Call 02/15/28)	78	74,739
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	49	45,945
2.38%, 03/15/51 (Call 09/15/50)	140	79,637
2.50%, 04/15/27 (Call 02/15/27)	190	177,739
2.70%, 04/15/30 (Call 01/15/30)	187	165,020

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.75%, 09/15/51 (Call 03/15/51)(a)	$150	$92,450
2.80%, 09/14/27 (Call 06/14/27)	650	607,826
2.95%, 06/15/29 (Call 03/15/29)	1,086	989,565
3.13%, 12/15/49 (Call 06/15/49)(a)	142	95,897
3.25%, 04/15/32 (Call 01/15/32)	445	391,937
3.30%, 04/15/40 (Call 10/15/39)	22	17,070
3.35%, 09/15/25 (Call 06/15/25)	468	457,245
3.35%, 04/15/50 (Call 10/15/49)	132	92,873
3.50%, 09/15/56 (Call 03/15/56)	309	217,091
3.63%, 04/15/52 (Call 10/15/51)	225	165,025
3.90%, 12/06/28 (Call 09/06/28)	753	724,250
3.90%, 06/15/47 (Call 12/15/46)	283	222,342
4.20%, 04/01/43 (Call 10/01/42)	226	191,103
4.25%, 04/01/46 (Call 10/01/45)	293	245,421
4.40%, 03/15/45 (Call 09/15/44)	318	273,365
4.50%, 09/15/32 (Call 06/15/32)	360	348,273
4.50%, 12/06/48 (Call 06/06/48)	296	254,177
4.88%, 02/15/44 (Call 08/15/43)	317	291,743
4.90%, 04/15/29 (Call 03/15/29)	140	139,714
4.95%, 09/30/26 (Call 08/30/26)	105	104,793
4.95%, 09/15/52 (Call 03/15/52)	60	55,037
5.40%, 09/15/40 (Call 03/15/40)	192	191,787
5.88%, 12/16/36	771	811,513
5.95%, 04/01/41 (Call 10/01/40)	225	237,365
Lowe's Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	190	153,915
2.50%, 04/15/26 (Call 01/15/26)	143	136,053
2.63%, 04/01/31 (Call 01/01/31)	346	294,071
3.00%, 10/15/50 (Call 04/15/50)	235	146,636
3.10%, 05/03/27 (Call 02/03/27)	77	72,969
3.65%, 04/05/29 (Call 01/05/29)	80	74,975
3.70%, 04/15/46 (Call 10/15/45)	262	193,261
3.75%, 04/01/32 (Call 01/01/32)	475	429,436
4.05%, 05/03/47 (Call 11/03/46)	367	284,052
4.25%, 04/01/52 (Call 10/01/51)	310	243,327
4.38%, 09/15/45 (Call 03/15/45)	200	164,640
4.45%, 04/01/62 (Call 10/01/61)	405	313,691
4.50%, 04/15/30 (Call 01/15/30)	222	214,773
4.55%, 04/05/49 (Call 10/05/48)	107	88,646
4.65%, 04/15/42 (Call 10/15/41)	271	237,557
5.00%, 04/15/33 (Call 01/15/33)(a)	310	303,973
5.00%, 04/15/40 (Call 10/15/39)	24	22,262
5.13%, 04/15/50 (Call 10/15/49)	165	148,603
5.50%, 10/15/35	253	257,132
5.63%, 04/15/53 (Call 10/15/52)	124	119,913
5.80%, 09/15/62 (Call 03/15/62)	160	155,301
5.85%, 04/01/63 (Call 10/01/62)	90	88,016
6.50%, 03/15/29(a)	82	87,309
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	18	15,324
2.63%, 09/01/29 (Call 06/01/29)	11	9,795
3.50%, 07/01/27 (Call 05/01/27)	93	88,713
3.60%, 07/01/30 (Call 04/01/30)	15	13,810
3.63%, 09/01/49 (Call 03/01/49)	356	258,847
3.70%, 02/15/42	19	14,917
3.80%, 04/01/28 (Call 01/01/28)	20	19,139
4.20%, 04/01/50 (Call 10/01/49)	112	89,650
4.45%, 03/01/47 (Call 09/01/46)	148	124,433
4.45%, 09/01/48 (Call 03/01/48)(a)	105	88,344
4.60%, 05/26/45 (Call 11/26/44)	169	146,813
4.70%, 12/09/35 (Call 06/09/35)	72	67,884
Security	Par (000)	Value

Retail (continued)
4.88%, 07/15/40	$143	$132,467
4.88%, 12/09/45 (Call 06/09/45)	469	422,534
5.15%, 09/09/52 (Call 03/09/52)	65	60,224
5.70%, 02/01/39	163	166,065
6.30%, 10/15/37	232	247,745
6.30%, 03/01/38	202	216,041
O'Reilly Automotive Inc., 4.20%, 04/01/30
(Call 01/01/30)	49	46,423
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	26	22,259
3.35%, 03/12/50 (Call 09/12/49)	137	93,156
3.50%, 03/01/28 (Call 12/01/27)	64	60,545
3.50%, 11/15/50 (Call 05/15/50)	309	217,245
3.55%, 08/15/29 (Call 05/15/29)(a)	82	76,508
3.75%, 12/01/47 (Call 06/01/47)	128	95,382
4.00%, 11/15/28 (Call 08/15/28)	50	47,931
4.30%, 06/15/45 (Call 12/15/44)	112	92,622
4.45%, 08/15/49 (Call 02/15/49)	218	179,621
4.50%, 11/15/48 (Call 05/15/48)	247	205,601
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	61	53,151
2.65%, 09/15/30 (Call 06/15/30)(a)	95	83,546
3.38%, 04/15/29 (Call 01/15/29)	107	100,173
3.63%, 04/15/46	411	313,954
3.90%, 11/15/47 (Call 05/15/47)	96	76,012
4.00%, 07/01/42	375	316,641
4.50%, 09/15/32 (Call 06/15/32)(a)	166	159,355
6.35%, 11/01/32	320	347,700
6.50%, 10/15/37	300	332,075
7.00%, 01/15/38	145	168,924
TJX Companies Inc. (The)
3.88%, 04/15/30 (Call 01/15/30)	102	96,190
4.50%, 04/15/50 (Call 10/15/49)(a)	214	188,140
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	641	516,146
5.25%, 05/15/33 (Call 02/15/33)	180	178,141
		22,960,913
Semiconductors — 3.4%
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	430	359,172
2.75%, 06/01/50 (Call 12/01/49)	292	190,407
3.30%, 04/01/27 (Call 01/01/27)	547	524,576
3.90%, 10/01/25 (Call 07/01/25)	223	219,375
4.35%, 04/01/47 (Call 10/01/46)	301	263,074
5.10%, 10/01/35 (Call 04/01/35)	231	232,769
5.85%, 06/15/41	207	218,341
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(c)	140	112,104
3.14%, 11/15/35 (Call 08/15/35)(c)	411	326,330
3.19%, 11/15/36 (Call 08/15/36)(c)	264	206,976
3.42%, 04/15/33 (Call 01/15/33)(c)	431	368,230
3.47%, 04/15/34 (Call 01/15/34)(c)	522	440,243
3.50%, 02/15/41 (Call 08/15/40)(c)	445	338,816
3.75%, 02/15/51 (Call 08/15/50)(c)	707	520,025
4.15%, 11/15/30 (Call 08/15/30)(a)	53	49,678
4.15%, 04/15/32 (Call 01/15/32)(c)	20	18,282
4.30%, 11/15/32 (Call 08/15/32)	165	152,715
4.93%, 05/15/37 (Call 02/15/37)(c)	630	586,225
5.00%, 04/15/30 (Call 01/15/30)	212	210,772
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	934	812,948

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.45%, 11/15/29 (Call 08/15/29)	$214	$186,836
2.60%, 05/19/26 (Call 02/19/26)	889	846,329
3.05%, 08/12/51 (Call 02/12/51)	270	170,219
3.10%, 02/15/60 (Call 08/15/59)	222	133,708
3.15%, 05/11/27 (Call 02/11/27)	1,068	1,012,918
3.20%, 08/12/61 (Call 02/12/61)(a)	153	93,481
3.25%, 11/15/49 (Call 05/15/49)	348	231,368
3.70%, 07/29/25 (Call 04/29/25)	1,058	1,038,007
3.73%, 12/08/47 (Call 06/08/47)	283	208,855
3.75%, 03/25/27 (Call 01/25/27)(a)	572	551,893
3.75%, 08/05/27 (Call 07/05/27)	538	517,197
3.90%, 03/25/30 (Call 12/25/29)	297	277,438
4.00%, 08/05/29 (Call 06/05/29)	60	57,096
4.00%, 12/15/32	410	374,452
4.10%, 05/19/46 (Call 11/19/45)	171	137,436
4.10%, 05/11/47 (Call 11/11/46)	105	83,744
4.15%, 08/05/32 (Call 05/05/32)(a)	155	143,857
4.25%, 12/15/42	162	134,482
4.60%, 03/25/40 (Call 09/25/39)	20	18,036
4.75%, 03/25/50 (Call 09/25/49)	494	423,758
4.80%, 10/01/41	315	285,552
4.88%, 02/10/26	220	218,640
4.88%, 02/10/28 (Call 01/10/28)	155	153,907
4.90%, 07/29/45 (Call 01/29/45)(a)	395	362,614
4.90%, 08/05/52 (Call 02/05/52)(a)	225	197,915
4.95%, 03/25/60 (Call 09/25/59)(a)	264	230,290
5.00%, 02/21/31 (Call 12/21/30)	105	103,668
5.05%, 08/05/62 (Call 02/05/62)	127	111,928
5.13%, 02/10/30 (Call 12/10/29)	70	69,899
5.15%, 02/21/34 (Call 11/21/33)	200	195,883
5.20%, 02/10/33 (Call 11/10/32)(a)	710	703,868
5.60%, 02/21/54 (Call 08/21/53)(a)	65	62,745
5.70%, 02/10/53 (Call 08/10/52)	245	239,681
5.90%, 02/10/63 (Call 08/10/62)	195	193,930
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	30	21,036
4.95%, 07/15/52 (Call 01/15/52)	35	32,450
5.00%, 03/15/49 (Call 09/15/48)	15	13,937
5.25%, 07/15/62 (Call 01/15/62)	120	114,321
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	830	695,475
2.88%, 06/15/50 (Call 12/15/49)	206	134,536
3.13%, 06/15/60 (Call 12/15/59)	187	118,608
3.75%, 03/15/26 (Call 01/15/26)	364	354,847
4.00%, 03/15/29 (Call 12/15/28)	823	788,155
4.88%, 03/15/49 (Call 09/15/48)	261	238,990
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	85	72,728
5.75%, 02/15/29 (Call 01/15/29)(a)	15	15,259
5.95%, 09/15/33 (Call 06/15/33)	80	81,936
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	223	183,874
3.48%, 11/01/51 (Call 05/01/51)	250	172,069
4.66%, 02/15/30 (Call 11/15/29)	25	24,129
5.33%, 02/06/29 (Call 11/06/28)	56	56,080
5.88%, 02/09/33 (Call 11/09/32)	125	127,858
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	1,658	1,383,519
2.85%, 04/01/30 (Call 01/01/30)	1,834	1,653,346
3.20%, 09/16/26 (Call 06/16/26)	5,215	5,034,599
Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	$218	$217,327
5.55%, 12/01/28 (Call 09/01/28)(a)	470	473,752
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	227	189,403
2.65%, 02/15/32 (Call 11/15/31)	215	177,661
3.13%, 02/15/42 (Call 08/15/41)	35	24,666
3.15%, 05/01/27 (Call 03/01/27)	67	63,168
3.25%, 05/11/41 (Call 11/11/40)(a)	195	142,231
3.25%, 11/30/51 (Call 05/30/51)	205	134,875
3.40%, 05/01/30 (Call 02/01/30)	155	139,715
4.30%, 06/18/29 (Call 03/18/29)	307	293,503
4.40%, 06/01/27 (Call 05/01/27)(a)	45	43,882
5.00%, 01/15/33 (Call 10/15/32)(a)	300	291,313
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	55	51,481
Qualcomm Inc.
4.30%, 05/20/47 (Call 11/20/46)	260	222,371
4.50%, 05/20/52 (Call 11/20/51)	185	159,257
4.65%, 05/20/35 (Call 11/20/34)	135	130,728
4.80%, 05/20/45 (Call 11/20/44)(a)	197	182,173
6.00%, 05/20/53 (Call 11/20/52)	145	156,009
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	760	636,273
1.90%, 09/15/31 (Call 06/15/31)(a)	310	254,924
2.25%, 09/04/29 (Call 06/04/29)	953	837,813
2.70%, 09/15/51 (Call 03/15/51)	303	188,578
2.90%, 11/03/27 (Call 08/03/27)(a)	513	481,471
3.65%, 08/16/32 (Call 05/16/32)	390	354,474
3.88%, 03/15/39 (Call 09/15/38)	97	84,602
4.15%, 05/15/48 (Call 11/15/47)	459	379,605
4.60%, 02/08/27 (Call 01/08/27)	55	54,636
4.60%, 02/15/28 (Call 01/15/28)	600	594,382
4.60%, 02/08/29 (Call 01/08/29)	220	217,742
4.85%, 02/08/34 (Call 11/08/33)	585	575,569
4.90%, 03/14/33 (Call 12/14/32)	70	69,455
5.05%, 05/18/63 (Call 11/18/62)	35	32,608
5.15%, 02/08/54 (Call 08/08/53)	30	28,609
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	680	626,556
2.50%, 10/25/31 (Call 07/25/31)	245	206,797
3.25%, 10/25/51 (Call 04/25/51)	355	260,281
3.88%, 04/22/27 (Call 03/22/27)	85	82,033
4.13%, 04/22/29 (Call 02/22/29)	121	117,007
4.25%, 04/22/32 (Call 01/22/32)	310	297,412
4.50%, 04/22/52 (Call 10/22/51)	290	270,210
		36,984,992
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	290	253,283
3.48%, 12/01/27 (Call 09/01/27)	219	204,995
4.20%, 05/01/30 (Call 02/01/30)	319	297,951
		756,229
Software — 3.3%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	745	693,306
2.30%, 02/01/30 (Call 11/01/29)	2,874	2,497,992
4.80%, 04/04/29 (Call 03/04/29)	125	124,747
4.85%, 04/04/27 (Call 03/04/27)	85	84,863
4.95%, 04/04/34 (Call 01/04/34)	125	123,640

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	$1,230	$1,007,936
2.85%, 01/15/30 (Call 10/15/29)	187	164,929
3.50%, 06/15/27 (Call 03/15/27)	1,103	1,052,479
4.38%, 06/15/25 (Call 03/15/25)	368	363,801
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	70	58,552
2.90%, 12/01/29 (Call 09/01/29)	64	56,511
3.40%, 06/27/26 (Call 03/27/26)	2,066	1,988,011
Concentrix Corp., 6.85%, 08/02/33
(Call 05/02/33)(a)	125	122,397
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	365	295,137
2.95%, 02/15/51 (Call 08/15/50)(a)	365	233,978
4.80%, 03/01/26 (Call 12/01/25)(a)	15	14,877
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)(a)	27	22,169
5.10%, 07/15/32 (Call 04/15/32)(a)	530	522,423
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	75	69,184
4.40%, 07/01/49 (Call 01/01/49)	402	327,383
5.63%, 08/21/33 (Call 05/21/33)	20	20,101
Intuit Inc.
1.65%, 07/15/30 (Call 04/15/30)	140	115,054
5.20%, 09/15/33 (Call 06/15/33)	620	618,924
5.50%, 09/15/53 (Call 03/15/53)	200	199,453
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,171	2,057,520
2.50%, 09/15/50 (Call 03/15/50)(a)(c)	27	16,725
2.53%, 06/01/50 (Call 12/01/49)	346	217,141
2.68%, 06/01/60 (Call 12/01/59)	222	134,243
2.92%, 03/17/52 (Call 09/17/51)	658	443,174
3.04%, 03/17/62 (Call 09/17/61)	190	124,158
3.13%, 11/03/25 (Call 08/03/25)(a)	1,894	1,843,711
3.30%, 02/06/27 (Call 11/06/26)	1,741	1,675,467
3.45%, 08/08/36 (Call 02/08/36)	493	427,030
3.50%, 02/12/35 (Call 08/12/34)	1,477	1,326,329
3.50%, 11/15/42	25	20,505
3.95%, 08/08/56 (Call 02/08/56)	360	292,126
4.00%, 02/12/55 (Call 08/12/54)	505	421,021
4.10%, 02/06/37 (Call 08/06/36)	445	413,146
4.20%, 11/03/35 (Call 05/03/35)	205	195,088
4.25%, 02/06/47 (Call 08/06/46)(a)	260	234,742
4.45%, 11/03/45 (Call 05/03/45)	50	46,410
4.50%, 10/01/40	65	62,985
4.50%, 02/06/57 (Call 08/06/56)	170	155,018
5.30%, 02/08/41(a)	135	142,961
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	5	4,415
3.25%, 05/15/30 (Call 02/15/30)(a)	97	87,351
3.60%, 04/01/40 (Call 10/01/39)	190	146,348
3.60%, 04/01/50 (Call 10/01/49)	749	521,311
3.80%, 11/15/37 (Call 05/15/37)	107	87,885
3.85%, 07/15/36 (Call 01/15/36)(a)	309	259,684
3.85%, 04/01/60 (Call 10/01/59)	702	481,275
3.90%, 05/15/35 (Call 11/15/34)	384	332,371
3.95%, 03/25/51 (Call 09/25/50)	619	455,706
4.00%, 07/15/46 (Call 01/15/46)	696	532,115
4.00%, 11/15/47 (Call 05/15/47)	468	355,018
4.10%, 03/25/61 (Call 09/25/60)	347	249,121
4.13%, 05/15/45 (Call 11/15/44)	386	303,009
Security	Par (000)	Value

Software (continued)
4.30%, 07/08/34 (Call 01/08/34)	$495	$448,438
4.38%, 05/15/55 (Call 11/15/54)	412	319,490
4.50%, 07/08/44 (Call 01/08/44)	217	180,981
4.90%, 02/06/33 (Call 11/06/32)	120	115,947
5.38%, 07/15/40	501	476,028
5.55%, 02/06/53 (Call 08/06/52)	360	339,804
6.13%, 07/08/39	311	320,692
6.25%, 11/09/32 (Call 08/09/32)	630	664,203
6.50%, 04/15/38	379	404,398
6.90%, 11/09/52 (Call 05/09/52)	435	486,071
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	6	5,355
3.80%, 12/15/26 (Call 09/15/26)	64	61,737
Salesforce Inc.
2.90%, 07/15/51 (Call 01/15/51)	358	229,318
3.70%, 04/11/28 (Call 01/11/28)	4,604	4,419,460
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	273	219,684
VMware LLC
3.90%, 08/21/27 (Call 05/21/27)	532	508,334
4.65%, 05/15/27 (Call 03/15/27)	67	65,704
4.70%, 05/15/30 (Call 02/15/30)	662	635,927
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	70	66,896
3.70%, 04/01/29 (Call 02/01/29)	505	472,624
3.80%, 04/01/32 (Call 01/01/32)	661	592,940
		35,876,987
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	50	43,876
4.38%, 07/16/42	85	72,420
4.38%, 04/22/49 (Call 10/22/48)	265	223,013
4.70%, 07/21/32 (Call 04/21/32)	215	205,859
6.13%, 11/15/37	85	89,896
6.13%, 03/30/40	345	357,584
6.38%, 03/01/35	233	248,958
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)(a)	340	226,007
3.50%, 09/15/53 (Call 03/15/53)	1,095	740,152
3.50%, 02/01/61 (Call 08/01/60)	280	184,238
3.55%, 09/15/55 (Call 03/15/55)(a)	1,215	816,200
3.65%, 06/01/51 (Call 12/01/50)	465	327,600
3.65%, 09/15/59 (Call 03/15/59)	1,038	691,867
3.80%, 12/01/57 (Call 06/01/57)(a)	1,053	732,686
3.85%, 06/01/60 (Call 12/01/59)	277	193,084
4.10%, 02/15/28 (Call 11/15/27)	10	9,627
4.30%, 02/15/30 (Call 11/15/29)	120	114,346
4.30%, 12/15/42 (Call 06/15/42)	330	275,201
4.35%, 03/01/29 (Call 12/01/28)(a)	21	20,252
4.35%, 06/15/45 (Call 12/15/44)	92	76,495
4.50%, 05/15/35 (Call 11/15/34)	634	579,831
4.50%, 03/09/48 (Call 09/09/47)	321	264,950
4.55%, 03/09/49 (Call 09/09/48)	231	191,114
4.75%, 05/15/46 (Call 11/15/45)	378	329,322
4.85%, 03/01/39 (Call 09/01/38)	272	248,087
4.85%, 07/15/45 (Call 01/15/45)(a)	70	61,909
4.90%, 08/15/37 (Call 02/14/37)	88	81,484
5.15%, 03/15/42	102	94,187
5.15%, 11/15/46 (Call 05/15/46)	215	198,001
5.15%, 02/15/50 (Call 08/14/49)(a)	241	215,185
5.25%, 03/01/37 (Call 09/01/36)	408	394,650
5.35%, 09/01/40	217	207,264

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.45%, 03/01/47 (Call 09/01/46)	$175	$168,331
5.55%, 08/15/41(a)	137	133,829
5.65%, 02/15/47 (Call 08/15/46)	235	235,197
5.70%, 03/01/57 (Call 09/01/56)	159	153,953
6.00%, 08/15/40 (Call 05/15/40)	103	104,932
6.30%, 01/15/38	125	131,405
6.38%, 03/01/41	87	91,731
6.55%, 02/15/39	5	5,321
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	85	61,042
4.30%, 07/29/49 (Call 01/29/49)	33	26,769
4.46%, 04/01/48 (Call 10/01/47)	98	81,617
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	70	45,908
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	402	399,059
9.63%, 12/15/30	1,326	1,611,514
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	504	477,677
2.95%, 02/28/26	283	272,798
4.80%, 02/26/27 (Call 01/26/27)	175	174,498
4.85%, 02/26/29 (Call 01/26/29)	180	179,457
4.90%, 02/26/26	110	109,709
4.95%, 02/26/31 (Call 12/26/30)	130	129,262
5.05%, 02/26/34 (Call 11/26/33)	70	69,540
5.30%, 02/26/54 (Call 08/26/53)	220	215,749
5.35%, 02/26/64 (Call 08/26/63)	30	29,150
5.50%, 01/15/40	619	628,322
5.90%, 02/15/39	642	680,933
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	260	202,436
4.70%, 03/15/37	10	9,125
5.45%, 11/15/79 (Call 05/19/79)	167	153,127
5.75%, 08/15/40	10	9,859
5.85%, 11/15/68 (Call 05/15/68)	23	22,475
Deutsche Telekom International Finance BV
8.75%, 06/15/30	365	425,725
9.25%, 06/01/32	10	12,410
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	37	34,411
5.95%, 03/15/41(a)	120	120,189
Koninklijke KPN NV, 8.38%, 10/01/30	974	1,117,787
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	70	58,281
4.60%, 02/23/28 (Call 11/23/27)(a)	236	231,260
4.60%, 05/23/29 (Call 02/23/29)	157	152,498
5.50%, 09/01/44	30	29,029
5.60%, 06/01/32 (Call 03/01/32)	135	135,760
Nokia OYJ, 4.38%, 06/12/27	1,835	1,784,769
Orange SA
5.38%, 01/13/42	225	216,765
5.50%, 02/06/44 (Call 08/06/43)	146	142,654
9.00%, 03/01/31	932	1,115,047
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	35	32,927
3.63%, 12/15/25 (Call 09/15/25)	10	9,702
3.70%, 11/15/49 (Call 05/15/49)	245	173,108
4.30%, 02/15/48 (Call 08/15/47)	158	124,553
4.35%, 05/01/49 (Call 11/01/48)	292	231,399
4.50%, 03/15/43 (Call 09/15/42)	90	75,517
4.55%, 03/15/52 (Call 09/15/51)	165	134,310
5.00%, 03/15/44 (Call 09/15/43)	262	234,464
Security	Par (000)	Value

Telecommunications (continued)
5.45%, 10/01/43 (Call 04/01/43)	$195	$183,894
7.50%, 08/15/38	242	277,701
Sprint Capital Corp., 8.75%, 03/15/32	235	281,263
Telefonica Emisiones SA
4.10%, 03/08/27	332	321,921
4.67%, 03/06/38	10	8,806
4.90%, 03/06/48	205	173,947
5.21%, 03/08/47	438	390,249
5.52%, 03/01/49 (Call 09/01/48)	150	139,043
7.05%, 06/20/36	526	571,145
Telefonica Europe BV, 8.25%, 09/15/30	344	388,785
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,012	946,489
3.70%, 09/15/27 (Call 06/15/27)	776	738,433
4.30%, 06/15/49 (Call 12/15/48)(a)	57	44,922
4.60%, 11/16/48 (Call 05/16/48)(a)	229	191,123
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 06/11/24)	15	13,355
2.88%, 02/15/31 (Call 02/15/26)	460	396,181
3.00%, 02/15/41 (Call 08/15/40)	175	125,469
3.30%, 02/15/51 (Call 08/15/50)	656	441,503
3.38%, 04/15/29 (Call 06/11/24)	90	82,633
3.40%, 10/15/52 (Call 04/15/52)	525	357,078
3.50%, 04/15/31 (Call 04/15/26)	580	518,296
3.60%, 11/15/60 (Call 05/15/60)	491	329,729
3.88%, 04/15/30 (Call 01/15/30)	547	508,395
4.38%, 04/15/40 (Call 10/15/39)	260	226,164
4.50%, 04/15/50 (Call 10/15/49)	759	631,985
5.20%, 01/15/33 (Call 10/15/32)	127	125,006
5.65%, 01/15/53 (Call 07/15/52)	230	226,399
5.80%, 09/15/62 (Call 03/15/62)	215	214,067
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	315	255,670
2.55%, 03/21/31 (Call 12/21/30)	355	299,283
2.63%, 08/15/26	10	9,466
2.88%, 11/20/50 (Call 05/20/50)(a)	481	302,737
2.99%, 10/30/56 (Call 04/30/56)	733	446,510
3.00%, 03/22/27 (Call 01/22/27)	100	94,439
3.00%, 11/20/60 (Call 05/20/60)(a)	377	225,355
3.15%, 03/22/30 (Call 12/22/29)	53	47,493
3.55%, 03/22/51 (Call 09/22/50)(a)	710	507,896
3.70%, 03/22/61 (Call 09/22/60)	703	494,356
3.85%, 11/01/42 (Call 05/01/42)	138	110,155
3.88%, 02/08/29 (Call 11/08/28)	22	20,838
4.00%, 03/22/50 (Call 09/22/49)	66	51,466
4.02%, 12/03/29 (Call 09/03/29)	79	74,540
4.13%, 03/16/27	114	111,044
4.13%, 08/15/46	220	178,302
4.27%, 01/15/36	828	746,140
4.33%, 09/21/28	11	10,660
4.40%, 11/01/34 (Call 05/01/34)	633	583,648
4.50%, 08/10/33	523	490,441
4.52%, 09/15/48(a)	345	294,925
4.67%, 03/15/55	340	293,251
4.75%, 11/01/41	166	152,115
4.81%, 03/15/39	353	326,118
4.86%, 08/21/46	663	604,432
5.01%, 04/15/49(a)	95	90,228
5.01%, 08/21/54	330	299,604
5.05%, 05/09/33 (Call 02/09/33)	85	83,576
5.25%, 03/16/37	847	831,903

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 03/16/47	$282	$282,625
5.85%, 09/15/35	95	98,222
6.40%, 09/15/33	75	81,624
6.55%, 09/15/43	270	297,974
7.75%, 12/01/30	95	107,778
Vodafone Group PLC
4.25%, 09/17/50	361	282,703
4.38%, 05/30/28(a)	270	263,548
4.38%, 02/19/43	347	293,770
4.88%, 06/19/49	366	318,311
5.00%, 05/30/38	95	90,901
5.13%, 06/19/59	20	17,578
5.25%, 05/30/48	245	227,266
6.15%, 02/27/37(a)	383	399,718
6.25%, 11/30/32(a)	153	161,682
7.88%, 02/15/30	462	521,363
		42,058,270
Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	547	513,341
3.55%, 11/19/26 (Call 09/19/26)	1,837	1,748,732
3.90%, 11/19/29 (Call 08/19/29)	815	746,457
6.05%, 05/14/34 (Call 02/14/34)	375	373,677
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	30	26,971
		3,409,178
Transportation — 2.1%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	229	150,727
3.55%, 02/15/50 (Call 08/15/49)	303	220,733
3.90%, 08/01/46 (Call 02/01/46)	155	122,593
4.05%, 06/15/48 (Call 12/15/47)	200	160,674
4.13%, 06/15/47 (Call 12/15/46)	185	150,956
4.15%, 04/01/45 (Call 10/01/44)	10	8,283
4.15%, 12/15/48 (Call 06/15/48)	189	153,646
4.38%, 09/01/42 (Call 03/01/42)	18	15,628
4.40%, 03/15/42 (Call 09/15/41)	10	8,755
4.70%, 09/01/45 (Call 03/01/45)	113	100,765
4.90%, 04/01/44 (Call 10/01/43)	15	13,830
4.95%, 09/15/41 (Call 03/15/41)	48	45,111
5.05%, 03/01/41 (Call 09/01/40)(a)	45	42,685
5.20%, 04/15/54 (Call 10/15/53)	15	14,251
5.40%, 06/01/41 (Call 12/01/40)	45	44,562
5.75%, 05/01/40 (Call 11/01/39)	31	31,786
6.15%, 05/01/37	30	32,232
6.20%, 08/15/36	15	16,208
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	330	196,725
3.20%, 08/02/46 (Call 02/02/46)(a)	390	279,832
3.65%, 02/03/48 (Call 08/03/47)(a)	411	317,274
4.45%, 01/20/49 (Call 07/20/48)	255	222,100
5.85%, 11/01/33 (Call 08/01/33)	55	57,806
6.20%, 06/01/36	183	197,151
6.25%, 08/01/34	187	202,620
6.38%, 11/15/37	162	176,482
6.90%, 07/15/28	30	32,173
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	162	137,005
3.10%, 12/02/51 (Call 06/02/51)(a)	540	357,453
4.00%, 06/01/28 (Call 03/01/28)	20	19,240
4.20%, 11/15/69 (Call 05/15/69)	181	137,437
Security	Par (000)	Value

Transportation (continued)
4.80%, 09/15/35 (Call 03/15/35)	$68	$64,542
4.80%, 08/01/45 (Call 02/01/45)	180	161,200
5.95%, 05/15/37	31	31,847
6.13%, 09/15/2115 (Call 03/15/2115)	204	206,539
7.13%, 10/15/31(a)	62	68,976
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	1,905	1,838,104
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	231	200,424
2.60%, 11/01/26 (Call 08/01/26)	15	14,154
3.35%, 09/15/49 (Call 03/15/49)	166	116,282
3.80%, 03/01/28 (Call 12/01/27)	10	9,597
3.80%, 11/01/46 (Call 05/01/46)	231	179,292
3.80%, 04/15/50 (Call 10/15/49)	96	72,939
3.95%, 05/01/50 (Call 11/01/49)	204	159,594
4.10%, 03/15/44 (Call 09/15/43)	191	157,636
4.25%, 03/15/29 (Call 12/15/28)	423	409,594
4.25%, 11/01/66 (Call 05/01/66)	237	183,681
4.30%, 03/01/48 (Call 09/01/47)	265	221,283
4.40%, 03/01/43 (Call 09/01/42)	39	33,978
4.50%, 03/15/49 (Call 09/15/48)	188	161,107
4.50%, 08/01/54 (Call 02/01/54)	215	181,846
4.65%, 03/01/68 (Call 09/01/67)	55	46,025
4.75%, 05/30/42 (Call 11/30/41)	169	153,313
4.75%, 11/15/48 (Call 05/15/48)	124	110,547
5.50%, 04/15/41 (Call 10/15/40)	143	141,787
6.00%, 10/01/36	61	64,242
6.15%, 05/01/37	150	160,517
6.22%, 04/30/40	135	144,442
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	124	112,624
3.88%, 08/01/42	82	63,715
3.90%, 02/01/35	50	44,004
4.05%, 02/15/48 (Call 08/15/47)	217	165,979
4.10%, 04/15/43	76	60,671
4.10%, 02/01/45	137	107,162
4.25%, 05/15/30 (Call 02/15/30)(a)	59	56,446
4.40%, 01/15/47 (Call 07/15/46)	148	119,387
4.55%, 04/01/46 (Call 10/01/45)	341	282,569
4.75%, 11/15/45 (Call 05/15/45)	303	259,774
4.90%, 01/15/34	39	37,730
4.95%, 10/17/48 (Call 04/17/48)	97	84,906
5.10%, 01/15/44	168	152,465
5.25%, 05/15/50 (Call 11/15/49)(a)	338	310,515
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	193	169,053
2.90%, 06/15/26 (Call 03/15/26)	5	4,775
2.90%, 08/25/51 (Call 02/25/51)(a)	195	120,940
3.16%, 05/15/55 (Call 11/15/54)	120	75,746
3.40%, 11/01/49 (Call 05/01/49)	194	135,557
3.70%, 03/15/53 (Call 09/15/52)	65	46,856
3.80%, 08/01/28 (Call 05/01/28)	290	276,309
3.94%, 11/01/47 (Call 05/01/47)	304	235,184
3.95%, 10/01/42 (Call 04/01/42)	178	143,268
4.05%, 08/15/52 (Call 02/15/52)	355	272,820
4.10%, 05/15/49 (Call 11/15/48)	142	111,556
4.10%, 05/15/2121 (Call 11/15/2120)	125	88,161
4.15%, 02/28/48 (Call 08/28/47)	228	181,935
4.45%, 06/15/45 (Call 12/15/44)	143	121,655
4.65%, 01/15/46 (Call 07/15/45)	123	107,107
4.84%, 10/01/41	233	212,839

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.05%, 08/01/30 (Call 06/01/30)	$90	$89,501
5.10%, 12/31/49 (Call 02/01/2118)	15	12,670
7.80%, 05/15/27	35	37,542
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)(a)	80	73,704
2.85%, 03/01/27 (Call 02/01/27)	67	62,866
2.90%, 12/01/26 (Call 10/01/26)(a)	319	300,475
3.35%, 09/01/25 (Call 08/01/25)	700	680,593
4.30%, 06/15/27 (Call 05/15/27)	63	61,146
4.63%, 06/01/25 (Call 05/01/25)	170	168,191
5.25%, 06/01/28 (Call 05/01/28)(a)	505	505,740
5.30%, 03/15/27 (Call 02/15/27)	75	75,080
5.38%, 03/15/29 (Call 02/15/29)	100	100,290
5.50%, 06/01/29 (Call 05/01/29)	30	30,120
5.65%, 03/01/28 (Call 02/01/28)	530	536,047
6.30%, 12/01/28 (Call 11/01/28)	540	560,618
6.60%, 12/01/33 (Call 09/01/33)	455	484,757
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	130	83,620
2.97%, 09/16/62 (Call 03/16/62)	220	130,483
3.25%, 02/05/50 (Call 08/05/49)(a)	392	273,012
3.35%, 08/15/46 (Call 02/15/46)(a)	88	63,196
3.38%, 02/01/35 (Call 08/01/34)	85	72,458
3.50%, 02/14/53 (Call 08/14/52)	245	175,783
3.55%, 05/20/61 (Call 11/20/60)(a)	80	54,710
3.75%, 02/05/70 (Call 08/05/69)	158	110,748
3.80%, 10/01/51 (Call 04/01/51)	346	264,451
3.80%, 04/06/71 (Call 10/06/70)	203	143,232
3.84%, 03/20/60 (Call 09/20/59)	290	212,512
3.85%, 02/14/72 (Call 08/14/71)	122	87,278
3.88%, 02/01/55 (Call 08/01/54)	208	157,647
3.95%, 09/10/28 (Call 06/10/28)	45	43,439
3.95%, 08/15/59 (Call 02/15/59)	209	157,105
4.00%, 04/15/47 (Call 10/15/46)	148	118,099
4.05%, 11/15/45 (Call 05/15/45)	77	62,505
4.05%, 03/01/46 (Call 09/01/45)	180	145,064
4.10%, 09/15/67 (Call 03/15/67)	186	140,152
4.30%, 03/01/49 (Call 09/01/48)	238	197,101
4.50%, 09/10/48 (Call 03/10/48)	303	260,324
6.63%, 02/01/29	38	40,664
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	20	17,753
3.40%, 03/15/29 (Call 12/15/28)(a)	132	123,784
3.40%, 11/15/46 (Call 05/15/46)	125	93,035
3.40%, 09/01/49 (Call 03/01/49)	287	205,627
3.63%, 10/01/42	101	79,788
3.75%, 11/15/47 (Call 05/15/47)	409	313,817
4.25%, 03/15/49 (Call 09/15/48)	316	261,314
4.45%, 04/01/30 (Call 01/01/30)	117	113,966
4.88%, 11/15/40 (Call 05/15/40)	368	344,719
5.15%, 05/22/34 (Call 02/22/34)	125	124,388
5.20%, 04/01/40 (Call 10/01/39)	150	146,883
5.30%, 04/01/50 (Call 10/01/49)	240	232,272
6.20%, 01/15/38	729	790,714
		22,742,902
Trucking & Leasing — 0.2%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	100	62,517
3.25%, 09/15/26 (Call 06/15/26)	20	19,053
3.50%, 03/15/28 (Call 12/15/27)(a)	29	27,123
3.50%, 06/01/32 (Call 03/01/32)	55	47,501
Security	Par (000)	Value

Trucking & Leasing (continued)
3.85%, 03/30/27 (Call 12/30/26)	$48	$46,021
4.55%, 11/07/28 (Call 08/07/28)(a)	78	75,914
4.70%, 04/01/29 (Call 01/01/29)	88	85,894
4.90%, 03/15/33 (Call 12/15/32)	180	171,936
5.20%, 03/15/44 (Call 09/15/43)	92	84,147
5.40%, 03/15/27 (Call 02/15/27)	25	24,998
5.45%, 09/15/33 (Call 06/15/33)	385	377,650
6.05%, 03/15/34 (Call 12/15/33)	510	518,426
6.90%, 05/01/34 (Call 02/01/34)	125	135,177
		1,676,357
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27
(Call 12/20/26)(a)	120	110,546

Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	106	92,783
3.45%, 06/01/29 (Call 03/01/29)(a)	127	117,576
3.45%, 05/01/50 (Call 11/01/49)	303	213,778
3.75%, 09/01/28 (Call 06/01/28)	89	84,570
3.75%, 09/01/47 (Call 03/01/47)	91	68,958
4.00%, 12/01/46 (Call 06/01/46)	175	139,168
4.15%, 06/01/49 (Call 12/01/48)	238	191,369
4.20%, 09/01/48 (Call 03/01/48)	323	263,225
4.30%, 12/01/42 (Call 06/01/42)	87	74,192
4.30%, 09/01/45 (Call 03/01/45)	115	97,021
6.59%, 10/15/37	192	211,282
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	89	76,402
3.35%, 04/15/50 (Call 10/15/49)	214	143,320
3.57%, 05/01/29 (Call 02/01/29)	89	81,980
4.28%, 05/01/49 (Call 11/01/48)	371	291,059
5.30%, 05/01/52 (Call 11/01/51)	177	161,518
5.38%, 01/15/34 (Call 10/15/33)	50	48,796
United Utilities PLC, 6.88%, 08/15/28	55	57,841
		2,414,838
Total Long-Term Investments — 98.6%
(Cost: $1,171,740,168)		1,063,527,998

	Shares

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	58,810,079	58,827,722
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	3,430,000	3,430,000

Total Short-Term Securities — 5.8%
(Cost: $62,237,723)		62,257,722

Total Investments — 104.4%
(Cost: $1,233,977,891)		1,125,785,720

Liabilities in Excess of Other Assets — (4.4)%		(47,536,206)

Net Assets — 100.0%		$1,078,249,514

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$83,545,184	$—		$(24,705,023	)(a)	$(3,410)	$(9,029)	$58,827,722	58,810,079	$61,106	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	2,570,000	(a)	—		—	—	3,430,000	3,430,000	53,966		—
						$(3,410)	$(9,029)	$62,257,722		$115,072		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,063,527,998	$—	$1,063,527,998

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$62,257,722	$—	$—	$62,257,722
	$62,257,722	$1,063,527,998	$—	$1,125,785,720

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate